UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-06440

Fidelity Aberdeen Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	March 31, 2025

Item 1.

Reports to Stockholders

This report on Form N-CSR relates solely to the Registrant’s Fidelity Freedom 2010 Fund, Fidelity Freedom 2015 Fund, Fidelity Freedom 2020 Fund, Fidelity Freedom 2025 Fund, Fidelity Freedom 2030 Fund, Fidelity Freedom 2035 Fund, Fidelity Freedom 2040 Fund, Fidelity Freedom 2045 Fund, Fidelity Freedom 2050 Fund, Fidelity Freedom 2055 Fund, Fidelity Freedom 2060 Fund, Fidelity Freedom 2065 Fund, Fidelity Freedom 2070 Fund, and Fidelity Freedom Income Fund (the “Funds”):

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Freedom® 2010 Fund Fidelity Freedom® 2010 Fund : FFFCX

This annual shareholder report contains information about Fidelity Freedom® 2010 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® 2010 Fund	$ 49	0.47%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Growth Company Fund (+4.43%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%), along with Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed the Russell 1000® Growth Index (+7.76%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
March 31, 2015 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity Freedom® 2010 Fund	5.29%	5.56%	4.45%
Fidelity Freedom 2010 Composite Index℠	5.64%	5.00%	4.47%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$3,109,898,572
Number of Holdings	43
Total Advisory Fee	$14,605,272
Portfolio Turnover	14%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 63.3
Domestic Equity Funds - 14.5
International Equity Funds - 13.4
Short-Term Funds - 8.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	35.6
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	16.1
Fidelity Series Government Money Market Fund	6.9
Fidelity Series International Developed Markets Bond Index Fund	4.8
Fidelity Series Emerging Markets Opportunities Fund	3.8
Fidelity Series Long-Term Treasury Bond Index Fund	3.4
Fidelity Series Growth Company Fund	2.7
Fidelity Series Large Cap Stock Fund	2.6
Fidelity Series International Value Fund	2.3
Fidelity Series Overseas Fund	2.1
80.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912797.100    371-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Freedom® 2010 Fund Fidelity Freedom® 2010 Fund Class K : FSNKX

This annual shareholder report contains information about Fidelity Freedom® 2010 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 43	0.42%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Growth Company Fund (+4.43%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%), along with Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed the Russell 1000® Growth Index (+7.76%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
July 20, 2017 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class K	5.36%	5.62%	4.32%
Fidelity Freedom 2010 Composite Index℠	5.64%	5.00%	4.45%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.34%
A   From July 20, 2017
Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$3,109,898,572
Number of Holdings	43
Total Advisory Fee	$14,605,272
Portfolio Turnover	14%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 63.3
Domestic Equity Funds - 14.5
International Equity Funds - 13.4
Short-Term Funds - 8.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	35.6
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	16.1
Fidelity Series Government Money Market Fund	6.9
Fidelity Series International Developed Markets Bond Index Fund	4.8
Fidelity Series Emerging Markets Opportunities Fund	3.8
Fidelity Series Long-Term Treasury Bond Index Fund	3.4
Fidelity Series Growth Company Fund	2.7
Fidelity Series Large Cap Stock Fund	2.6
Fidelity Series International Value Fund	2.3
Fidelity Series Overseas Fund	2.1
80.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912796.100    3021-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Freedom® 2035 Fund Fidelity Freedom® 2035 Fund : FFTHX

This annual shareholder report contains information about Fidelity Freedom® 2035 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® 2035 Fund	$ 70	0.68%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Growth Company Fund (+4.43%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%), along with Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed the Russell 1000® Growth Index (+7.76%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
March 31, 2015 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity Freedom® 2035 Fund	5.30%	12.41%	7.82%
Fidelity Freedom 2035 Composite Index℠	6.16%	11.54%	7.88%
S&P 500® Index	8.25%	18.59%	12.50%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$27,112,561,815
Number of Holdings	44
Total Advisory Fee	$159,703,614
Portfolio Turnover	19%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 39.7
International Equity Funds - 30.6
Bond Funds - 29.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	16.8
Fidelity Series Emerging Markets Opportunities Fund	7.8
Fidelity Series Growth Company Fund	7.4
Fidelity Series Large Cap Stock Fund	7.2
Fidelity Series International Value Fund	6.1
Fidelity Series Overseas Fund	5.7
Fidelity Series International Growth Fund	5.6
Fidelity Series Long-Term Treasury Bond Index Fund	5.2
Fidelity Series Stock Selector Large Cap Value Fund	4.9
Fidelity Series Value Discovery Fund	4.6
71.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912882.100    1315-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Freedom® 2040 Fund Fidelity Freedom® 2040 Fund Class K6 : FHTKX

This annual shareholder report contains information about Fidelity Freedom® 2040 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 45	0.44%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Growth Company Fund (+4.43%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%), along with Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed the Russell 1000® Growth Index (+7.76%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 7, 2017 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class K6	5.70%	14.39%	8.98%
Fidelity Freedom 2040 Composite Index℠	6.46%	13.19%	8.85%
S&P 500® Index	8.25%	18.59%	13.19%
A   From June 7, 2017
Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$27,521,236,428
Number of Holdings	45
Total Advisory Fee	$175,725,457
Portfolio Turnover	20%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 48.7
International Equity Funds - 36.5
Bond Funds - 14.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Emerging Markets Opportunities Fund	9.1
Fidelity Series Growth Company Fund	9.0
Fidelity Series Large Cap Stock Fund	8.9
Fidelity Series International Value Fund	7.4
Fidelity Series Overseas Fund	6.9
Fidelity Series International Growth Fund	6.8
Fidelity Series Stock Selector Large Cap Value Fund	6.1
Fidelity Series Value Discovery Fund	5.6
Fidelity Series Opportunistic Insights Fund	5.4
Fidelity Series Long-Term Treasury Bond Index Fund	5.3
70.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912816.100    2996-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® 2065 Fund Fidelity Freedom® 2065 Fund Class K6 : FFSZX

This annual shareholder report contains information about Fidelity Freedom® 2065 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 47	0.45%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Growth Company Fund (+4.43%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%), along with Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed the Russell 1000® Growth Index (+7.76%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 28, 2019 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class K6	5.66%	14.59%	9.78%
Fidelity Freedom 2065 Composite Index℠	6.55%	13.39%	9.06%
S&P 500® Index	8.25%	18.59%	13.70%
A   From June 28, 2019
Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$1,862,162,547
Number of Holdings	49
Total Advisory Fee	$9,845,454
Portfolio Turnover	16%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 53.3
International Equity Funds - 39.4
Bond Funds - 6.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Growth Company Fund	9.9
Fidelity Series Emerging Markets Opportunities Fund	9.9
Fidelity Series Large Cap Stock Fund	9.7
Fidelity Series International Value Fund	7.9
Fidelity Series Overseas Fund	7.5
Fidelity Series International Growth Fund	7.5
Fidelity Series Stock Selector Large Cap Value Fund	6.6
Fidelity Series Value Discovery Fund	6.1
Fidelity Series Opportunistic Insights Fund	5.9
Fidelity Series Blue Chip Growth Fund	5.4
76.4
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913113.100    3417-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Freedom® 2060 Fund Fidelity Freedom® 2060 Fund Class K6 : FVTKX

This annual shareholder report contains information about Fidelity Freedom® 2060 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 46	0.45%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Growth Company Fund (+4.43%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%), along with Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed the Russell 1000® Growth Index (+7.76%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 7, 2017 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class K6	5.67%	14.62%	9.11%
Fidelity Freedom 2060 Composite Index℠	6.55%	13.39%	8.98%
S&P 500® Index	8.25%	18.59%	13.19%
A   From June 7, 2017
Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$6,033,955,523
Number of Holdings	48
Total Advisory Fee	$35,184,908
Portfolio Turnover	18%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 53.3
International Equity Funds - 39.4
Bond Funds - 6.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Growth Company Fund	9.9
Fidelity Series Emerging Markets Opportunities Fund	9.9
Fidelity Series Large Cap Stock Fund	9.7
Fidelity Series International Value Fund	7.9
Fidelity Series Overseas Fund	7.5
Fidelity Series International Growth Fund	7.5
Fidelity Series Stock Selector Large Cap Value Fund	6.6
Fidelity Series Value Discovery Fund	6.1
Fidelity Series Opportunistic Insights Fund	5.9
Fidelity Series Blue Chip Growth Fund	5.4
76.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912949.100    3000-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Freedom® 2045 Fund Fidelity Freedom® 2045 Fund Class K6 : FJTKX

This annual shareholder report contains information about Fidelity Freedom® 2045 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 46	0.45%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Growth Company Fund (+4.43%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%), along with Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed the Russell 1000® Growth Index (+7.76%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 7, 2017 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class K6	5.68%	14.60%	9.11%
Fidelity Freedom 2045 Composite Index℠	6.55%	13.39%	8.98%
S&P 500® Index	8.25%	18.59%	13.19%
A   From June 7, 2017
Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$20,129,526,610
Number of Holdings	46
Total Advisory Fee	$126,335,711
Portfolio Turnover	18%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 53.3
International Equity Funds - 39.4
Bond Funds - 6.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Growth Company Fund	9.9
Fidelity Series Emerging Markets Opportunities Fund	9.9
Fidelity Series Large Cap Stock Fund	9.7
Fidelity Series International Value Fund	7.9
Fidelity Series Overseas Fund	7.5
Fidelity Series International Growth Fund	7.5
Fidelity Series Stock Selector Large Cap Value Fund	6.6
Fidelity Series Value Discovery Fund	6.1
Fidelity Series Opportunistic Insights Fund	5.9
Fidelity Series Blue Chip Growth Fund	5.4
76.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912898.100    2997-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Freedom® 2055 Fund Fidelity Freedom® 2055 Fund : FDEEX

This annual shareholder report contains information about Fidelity Freedom® 2055 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® 2055 Fund	$ 76	0.74%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Growth Company Fund (+4.43%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%), along with Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed the Russell 1000® Growth Index (+7.76%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
March 31, 2015 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity Freedom® 2055 Fund	5.33%	14.30%	8.53%
Fidelity Freedom 2055 Composite Index℠	6.55%	13.39%	8.60%
S&P 500® Index	8.25%	18.59%	12.50%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$11,409,978,323
Number of Holdings	46
Total Advisory Fee	$68,895,101
Portfolio Turnover	18%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 53.3
International Equity Funds - 39.4
Bond Funds - 6.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Growth Company Fund	9.9
Fidelity Series Emerging Markets Opportunities Fund	9.9
Fidelity Series Large Cap Stock Fund	9.7
Fidelity Series International Value Fund	7.9
Fidelity Series Overseas Fund	7.5
Fidelity Series International Growth Fund	7.5
Fidelity Series Stock Selector Large Cap Value Fund	6.6
Fidelity Series Value Discovery Fund	6.1
Fidelity Series Opportunistic Insights Fund	5.9
Fidelity Series Blue Chip Growth Fund	5.4
76.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912936.100    2331-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Freedom® 2060 Fund Fidelity Freedom® 2060 Fund : FDKVX

This annual shareholder report contains information about Fidelity Freedom® 2060 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® 2060 Fund	$ 76	0.74%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Growth Company Fund (+4.43%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%), along with Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed the Russell 1000® Growth Index (+7.76%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
March 31, 2015 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity Freedom® 2060 Fund	5.36%	14.29%	8.52%
Fidelity Freedom 2060 Composite Index℠	6.55%	13.39%	8.60%
S&P 500® Index	8.25%	18.59%	12.50%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$6,033,955,523
Number of Holdings	48
Total Advisory Fee	$35,184,908
Portfolio Turnover	18%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 53.3
International Equity Funds - 39.4
Bond Funds - 6.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Growth Company Fund	9.9
Fidelity Series Emerging Markets Opportunities Fund	9.9
Fidelity Series Large Cap Stock Fund	9.7
Fidelity Series International Value Fund	7.9
Fidelity Series Overseas Fund	7.5
Fidelity Series International Growth Fund	7.5
Fidelity Series Stock Selector Large Cap Value Fund	6.6
Fidelity Series Value Discovery Fund	6.1
Fidelity Series Opportunistic Insights Fund	5.9
Fidelity Series Blue Chip Growth Fund	5.4
76.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912948.100    2708-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Freedom® 2020 Fund Fidelity Freedom® 2020 Fund Class K : FSNOX

This annual shareholder report contains information about Fidelity Freedom® 2020 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 50	0.49%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Growth Company Fund (+4.43%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%), along with Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed the Russell 1000® Growth Index (+7.76%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
July 20, 2017 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class K	5.26%	7.95%	5.52%
Fidelity Freedom 2020 Composite Index℠	5.76%	7.17%	5.62%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.34%
A   From July 20, 2017
Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$12,607,623,118
Number of Holdings	42
Total Advisory Fee	$68,875,290
Portfolio Turnover	14%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 50.8
Domestic Equity Funds - 25.4
International Equity Funds - 20.8
Short-Term Funds - 2.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	28.6
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	7.2
Fidelity Series Emerging Markets Opportunities Fund	5.5
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	4.8
Fidelity Series International Developed Markets Bond Index Fund	4.8
Fidelity Series Growth Company Fund	4.7
Fidelity Series Large Cap Stock Fund	4.6
Fidelity Series International Value Fund	4.0
Fidelity Series Long-Term Treasury Bond Index Fund	3.9
Fidelity Series Overseas Fund	3.7
71.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912799.100    3023-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Freedom® 2040 Fund Fidelity Freedom® 2040 Fund Class K : FSNVX

This annual shareholder report contains information about Fidelity Freedom® 2040 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 65	0.63%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Growth Company Fund (+4.43%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%), along with Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed the Russell 1000® Growth Index (+7.76%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
July 20, 2017 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class K	5.47%	14.20%	8.64%
Fidelity Freedom 2040 Composite Index℠	6.46%	13.19%	8.69%
S&P 500® Index	8.25%	18.59%	13.13%
A   From July 20, 2017
Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$27,521,236,428
Number of Holdings	45
Total Advisory Fee	$175,725,457
Portfolio Turnover	20%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 48.7
International Equity Funds - 36.5
Bond Funds - 14.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Emerging Markets Opportunities Fund	9.1
Fidelity Series Growth Company Fund	9.0
Fidelity Series Large Cap Stock Fund	8.9
Fidelity Series International Value Fund	7.4
Fidelity Series Overseas Fund	6.9
Fidelity Series International Growth Fund	6.8
Fidelity Series Stock Selector Large Cap Value Fund	6.1
Fidelity Series Value Discovery Fund	5.6
Fidelity Series Opportunistic Insights Fund	5.4
Fidelity Series Long-Term Treasury Bond Index Fund	5.3
70.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912817.100    3027-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Freedom® 2035 Fund Fidelity Freedom® 2035 Fund Class K : FSNUX

This annual shareholder report contains information about Fidelity Freedom® 2035 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 61	0.59%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Growth Company Fund (+4.43%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%), along with Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed the Russell 1000® Growth Index (+7.76%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
July 20, 2017 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class K	5.33%	12.51%	7.84%
Fidelity Freedom 2035 Composite Index℠	6.16%	11.54%	7.90%
S&P 500® Index	8.25%	18.59%	13.13%
A   From July 20, 2017
Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$27,112,561,815
Number of Holdings	44
Total Advisory Fee	$159,703,614
Portfolio Turnover	19%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 39.7
International Equity Funds - 30.6
Bond Funds - 29.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	16.8
Fidelity Series Emerging Markets Opportunities Fund	7.8
Fidelity Series Growth Company Fund	7.4
Fidelity Series Large Cap Stock Fund	7.2
Fidelity Series International Value Fund	6.1
Fidelity Series Overseas Fund	5.7
Fidelity Series International Growth Fund	5.6
Fidelity Series Long-Term Treasury Bond Index Fund	5.2
Fidelity Series Stock Selector Large Cap Value Fund	4.9
Fidelity Series Value Discovery Fund	4.6
71.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912884.100    3026-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Freedom® 2035 Fund Fidelity Freedom® 2035 Fund Class K6 : FWTKX

This annual shareholder report contains information about Fidelity Freedom® 2035 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 41	0.40%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Growth Company Fund (+4.43%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%), along with Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed the Russell 1000® Growth Index (+7.76%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 7, 2017 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class K6	5.54%	12.71%	8.18%
Fidelity Freedom 2035 Composite Index℠	6.16%	11.54%	8.06%
S&P 500® Index	8.25%	18.59%	13.19%
A   From June 7, 2017
Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$27,112,561,815
Number of Holdings	44
Total Advisory Fee	$159,703,614
Portfolio Turnover	19%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 39.7
International Equity Funds - 30.6
Bond Funds - 29.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	16.8
Fidelity Series Emerging Markets Opportunities Fund	7.8
Fidelity Series Growth Company Fund	7.4
Fidelity Series Large Cap Stock Fund	7.2
Fidelity Series International Value Fund	6.1
Fidelity Series Overseas Fund	5.7
Fidelity Series International Growth Fund	5.6
Fidelity Series Long-Term Treasury Bond Index Fund	5.2
Fidelity Series Stock Selector Large Cap Value Fund	4.9
Fidelity Series Value Discovery Fund	4.6
71.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912883.100    2995-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Freedom® 2070 Fund Fidelity Freedom® 2070 Fund Class K6 : FRBHX

This annual shareholder report contains information about Fidelity Freedom® 2070 Fund for the period June 28, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6 A	$ 36	0.46%
AExpenses for the full reporting period would be higher.

What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Growth Company Fund (+4.43%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%), along with Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed the Russell 1000® Growth Index (+7.76%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 28, 2024 through March 31, 2025.
Initial investment of $10,000.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$49,392,010
Number of Holdings	23
Total Advisory Fee	$65,416
Portfolio Turnover	23%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 51.5
International Equity Funds - 41.5
Bond Funds - 7.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Emerging Markets Opportunities Fund	10.4
Fidelity Series Growth Company Fund	9.6
Fidelity Series Large Cap Stock Fund	9.5
Fidelity Series International Growth Fund	8.1
Fidelity Series Overseas Fund	8.1
Fidelity Series International Value Fund	8.0
Fidelity Series Long-Term Treasury Bond Index Fund	7.0
Fidelity Series Stock Selector Large Cap Value Fund	6.4
Fidelity Series Value Discovery Fund	5.8
Fidelity Series Opportunistic Insights Fund	5.7
78.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918250.100    7641-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Freedom® 2020 Fund Fidelity Freedom® 2020 Fund Class K6 : FATKX

This annual shareholder report contains information about Fidelity Freedom® 2020 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 30	0.29%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Growth Company Fund (+4.43%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%), along with Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed the Russell 1000® Growth Index (+7.76%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 7, 2017 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class K6	5.42%	8.09%	5.77%
Fidelity Freedom 2020 Composite Index℠	5.76%	7.17%	5.73%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.35%
A   From June 7, 2017
Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$12,607,623,118
Number of Holdings	42
Total Advisory Fee	$68,875,290
Portfolio Turnover	14%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 50.8
Domestic Equity Funds - 25.4
International Equity Funds - 20.8
Short-Term Funds - 2.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	28.6
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	7.2
Fidelity Series Emerging Markets Opportunities Fund	5.5
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	4.8
Fidelity Series International Developed Markets Bond Index Fund	4.8
Fidelity Series Growth Company Fund	4.7
Fidelity Series Large Cap Stock Fund	4.6
Fidelity Series International Value Fund	4.0
Fidelity Series Long-Term Treasury Bond Index Fund	3.9
Fidelity Series Overseas Fund	3.7
71.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912798.100    2992-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Freedom® 2015 Fund Fidelity Freedom® 2015 Fund Class K : FSNLX

This annual shareholder report contains information about Fidelity Freedom® 2015 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 47	0.45%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Growth Company Fund (+4.43%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%), along with Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed the Russell 1000® Growth Index (+7.76%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
July 20, 2017 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class K	5.32%	6.82%	4.95%
Fidelity Freedom 2015 Composite Index℠	5.70%	6.12%	5.07%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.34%
A   From July 20, 2017
Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$4,314,052,657
Number of Holdings	45
Total Advisory Fee	$21,778,054
Portfolio Turnover	14%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 57.0
Domestic Equity Funds - 20.0
International Equity Funds - 17.1
Short-Term Funds - 5.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	32.0
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	10.5
Fidelity Series International Developed Markets Bond Index Fund	4.8
Fidelity Series Emerging Markets Opportunities Fund	4.7
Fidelity Series Government Money Market Fund	4.6
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	4.5
Fidelity Series Growth Company Fund	3.7
Fidelity Series Long-Term Treasury Bond Index Fund	3.7
Fidelity Series Large Cap Stock Fund	3.6
Fidelity Series International Value Fund	3.1
75.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912878.100    3022-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Freedom® 2070 Fund Fidelity Freedom® 2070 Fund Class K : FRBEX

This annual shareholder report contains information about Fidelity Freedom® 2070 Fund for the period June 28, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K A	$ 52	0.67%
AExpenses for the full reporting period would be higher.

What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Growth Company Fund (+4.43%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%), along with Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed the Russell 1000® Growth Index (+7.76%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 28, 2024 through March 31, 2025.
Initial investment of $10,000.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$49,392,010
Number of Holdings	23
Total Advisory Fee	$65,416
Portfolio Turnover	23%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 51.5
International Equity Funds - 41.5
Bond Funds - 7.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Emerging Markets Opportunities Fund	10.4
Fidelity Series Growth Company Fund	9.6
Fidelity Series Large Cap Stock Fund	9.5
Fidelity Series International Growth Fund	8.1
Fidelity Series Overseas Fund	8.1
Fidelity Series International Value Fund	8.0
Fidelity Series Long-Term Treasury Bond Index Fund	7.0
Fidelity Series Stock Selector Large Cap Value Fund	6.4
Fidelity Series Value Discovery Fund	5.8
Fidelity Series Opportunistic Insights Fund	5.7
78.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918248.100    7640-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Freedom® 2025 Fund Fidelity Freedom® 2025 Fund Class K : FSNPX

This annual shareholder report contains information about Fidelity Freedom® 2025 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 54	0.52%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Growth Company Fund (+4.43%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%), along with Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed the Russell 1000® Growth Index (+7.76%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
July 20, 2017 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class K	5.26%	8.95%	6.05%
Fidelity Freedom 2025 Composite Index℠	5.81%	8.11%	6.13%
S&P 500® Index	8.25%	18.59%	13.13%
A   From July 20, 2017
Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$19,259,436,463
Number of Holdings	41
Total Advisory Fee	$107,793,602
Portfolio Turnover	15%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 45.2
Domestic Equity Funds - 30.1
International Equity Funds - 24.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	24.6
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	9.9
Fidelity Series Emerging Markets Opportunities Fund	6.4
Fidelity Series Growth Company Fund	5.6
Fidelity Series Large Cap Stock Fund	5.5
Fidelity Series International Developed Markets Bond Index Fund	4.8
Fidelity Series International Value Fund	4.8
Fidelity Series Overseas Fund	4.3
Fidelity Series Long-Term Treasury Bond Index Fund	4.3
Fidelity Series International Growth Fund	4.2
74.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912881.100    3024-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Freedom® 2030 Fund Fidelity Freedom® 2030 Fund Class K6 : FGTKX

This annual shareholder report contains information about Fidelity Freedom® 2030 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 37	0.36%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Growth Company Fund (+4.43%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%), along with Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed the Russell 1000® Growth Index (+7.76%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 7, 2017 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class K6	5.46%	10.45%	7.08%
Fidelity Freedom 2030 Composite Index℠	5.91%	9.38%	6.99%
S&P 500® Index	8.25%	18.59%	13.19%
A   From June 7, 2017
Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$30,301,737,168
Number of Holdings	44
Total Advisory Fee	$174,519,388
Portfolio Turnover	16%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 38.6
Domestic Equity Funds - 34.1
International Equity Funds - 26.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	21.8
Fidelity Series Emerging Markets Opportunities Fund	7.0
Fidelity Series Growth Company Fund	6.3
Fidelity Series Large Cap Stock Fund	6.3
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	5.7
Fidelity Series International Value Fund	5.3
Fidelity Series Overseas Fund	4.9
Fidelity Series International Developed Markets Bond Index Fund	4.8
Fidelity Series International Growth Fund	4.8
Fidelity Series Long-Term Treasury Bond Index Fund	4.8
71.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912801.100    2994-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® 2065 Fund Fidelity Freedom® 2065 Fund : FFSFX

This annual shareholder report contains information about Fidelity Freedom® 2065 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® 2065 Fund	$ 76	0.74%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Growth Company Fund (+4.43%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%), along with Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed the Russell 1000® Growth Index (+7.76%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 28, 2019 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity Freedom® 2065 Fund	5.34%	14.28%	9.49%
Fidelity Freedom 2065 Composite Index℠	6.55%	13.39%	9.06%
S&P 500® Index	8.25%	18.59%	13.70%
A   From June 28, 2019
Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$1,862,162,547
Number of Holdings	49
Total Advisory Fee	$9,845,454
Portfolio Turnover	16%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 53.3
International Equity Funds - 39.4
Bond Funds - 6.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Growth Company Fund	9.9
Fidelity Series Emerging Markets Opportunities Fund	9.9
Fidelity Series Large Cap Stock Fund	9.7
Fidelity Series International Value Fund	7.9
Fidelity Series Overseas Fund	7.5
Fidelity Series International Growth Fund	7.5
Fidelity Series Stock Selector Large Cap Value Fund	6.6
Fidelity Series Value Discovery Fund	6.1
Fidelity Series Opportunistic Insights Fund	5.9
Fidelity Series Blue Chip Growth Fund	5.4
76.4
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913111.100    3415-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Income Fund Fidelity Freedom® Income Fund Class K : FNSHX

This annual shareholder report contains information about Fidelity Freedom® Income Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 43	0.41%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Growth Company Fund (+4.43%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%), along with Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed the Russell 1000® Growth Index (+7.76%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
July 20, 2017 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class K	5.26%	3.88%	3.32%
Fidelity Freedom Income Composite Index℠	5.54%	3.40%	3.51%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.34%
A   From July 20, 2017
Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$2,349,889,309
Number of Holdings	42
Total Advisory Fee	$9,933,567
Portfolio Turnover	14%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 67.6
Domestic Equity Funds - 11.0
International Equity Funds - 10.8
Short-Term Funds - 10.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.6

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	38.1
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	20.0
Fidelity Series Government Money Market Fund	8.0
Fidelity Series International Developed Markets Bond Index Fund	4.8
Fidelity Series Emerging Markets Opportunities Fund	3.3
Fidelity Series Long-Term Treasury Bond Index Fund	3.2
Fidelity Series Growth Company Fund	2.0
Fidelity Series Large Cap Stock Fund	2.0
Fidelity Series Short-Term Credit Fund	2.0
Fidelity Series International Value Fund	1.7
85.1
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Freedom® 2005 Fund merged into Fidelity Freedom® Income Fund on June 21, 2024.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912793.100    3019-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Freedom® 2060 Fund Fidelity Freedom® 2060 Fund Class K : FNSFX

This annual shareholder report contains information about Fidelity Freedom® 2060 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 66	0.64%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Growth Company Fund (+4.43%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%), along with Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed the Russell 1000® Growth Index (+7.76%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
July 20, 2017 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class K	5.46%	14.41%	8.77%
Fidelity Freedom 2060 Composite Index℠	6.55%	13.39%	8.82%
S&P 500® Index	8.25%	18.59%	13.13%
A   From July 20, 2017
Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$6,033,955,523
Number of Holdings	48
Total Advisory Fee	$35,184,908
Portfolio Turnover	18%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 53.3
International Equity Funds - 39.4
Bond Funds - 6.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Growth Company Fund	9.9
Fidelity Series Emerging Markets Opportunities Fund	9.9
Fidelity Series Large Cap Stock Fund	9.7
Fidelity Series International Value Fund	7.9
Fidelity Series Overseas Fund	7.5
Fidelity Series International Growth Fund	7.5
Fidelity Series Stock Selector Large Cap Value Fund	6.6
Fidelity Series Value Discovery Fund	6.1
Fidelity Series Opportunistic Insights Fund	5.9
Fidelity Series Blue Chip Growth Fund	5.4
76.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912950.100    3031-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Freedom® 2020 Fund Fidelity Freedom® 2020 Fund : FFFDX

This annual shareholder report contains information about Fidelity Freedom® 2020 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® 2020 Fund	$ 57	0.56%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Growth Company Fund (+4.43%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%), along with Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed the Russell 1000® Growth Index (+7.76%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
March 31, 2015 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity Freedom® 2020 Fund	5.22%	7.88%	5.62%
Fidelity Freedom 2020 Composite Index℠	5.76%	7.17%	5.64%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$12,607,623,118
Number of Holdings	42
Total Advisory Fee	$68,875,290
Portfolio Turnover	14%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 50.8
Domestic Equity Funds - 25.4
International Equity Funds - 20.8
Short-Term Funds - 2.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	28.6
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	7.2
Fidelity Series Emerging Markets Opportunities Fund	5.5
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	4.8
Fidelity Series International Developed Markets Bond Index Fund	4.8
Fidelity Series Growth Company Fund	4.7
Fidelity Series Large Cap Stock Fund	4.6
Fidelity Series International Value Fund	4.0
Fidelity Series Long-Term Treasury Bond Index Fund	3.9
Fidelity Series Overseas Fund	3.7
71.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912800.100    372-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® 2065 Fund Fidelity Freedom® 2065 Fund Class K : FFSDX

This annual shareholder report contains information about Fidelity Freedom® 2065 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 66	0.64%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Growth Company Fund (+4.43%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%), along with Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed the Russell 1000® Growth Index (+7.76%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 28, 2019 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class K	5.41%	14.40%	9.60%
Fidelity Freedom 2065 Composite Index℠	6.55%	13.39%	9.06%
S&P 500® Index	8.25%	18.59%	13.70%
A   From June 28, 2019
Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$1,862,162,547
Number of Holdings	49
Total Advisory Fee	$9,845,454
Portfolio Turnover	16%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 53.3
International Equity Funds - 39.4
Bond Funds - 6.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Growth Company Fund	9.9
Fidelity Series Emerging Markets Opportunities Fund	9.9
Fidelity Series Large Cap Stock Fund	9.7
Fidelity Series International Value Fund	7.9
Fidelity Series Overseas Fund	7.5
Fidelity Series International Growth Fund	7.5
Fidelity Series Stock Selector Large Cap Value Fund	6.6
Fidelity Series Value Discovery Fund	6.1
Fidelity Series Opportunistic Insights Fund	5.9
Fidelity Series Blue Chip Growth Fund	5.4
76.4
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913112.100    3416-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Freedom® 2055 Fund Fidelity Freedom® 2055 Fund Class K6 : FCTKX

This annual shareholder report contains information about Fidelity Freedom® 2055 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 46	0.45%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Growth Company Fund (+4.43%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%), along with Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed the Russell 1000® Growth Index (+7.76%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 7, 2017 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class K6	5.66%	14.60%	9.11%
Fidelity Freedom 2055 Composite Index℠	6.55%	13.39%	8.98%
S&P 500® Index	8.25%	18.59%	13.19%
A   From June 7, 2017
Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$11,409,978,323
Number of Holdings	46
Total Advisory Fee	$68,895,101
Portfolio Turnover	18%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 53.3
International Equity Funds - 39.4
Bond Funds - 6.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Growth Company Fund	9.9
Fidelity Series Emerging Markets Opportunities Fund	9.9
Fidelity Series Large Cap Stock Fund	9.7
Fidelity Series International Value Fund	7.9
Fidelity Series Overseas Fund	7.5
Fidelity Series International Growth Fund	7.5
Fidelity Series Stock Selector Large Cap Value Fund	6.6
Fidelity Series Value Discovery Fund	6.1
Fidelity Series Opportunistic Insights Fund	5.9
Fidelity Series Blue Chip Growth Fund	5.4
76.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912937.100    2999-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Freedom® 2010 Fund Fidelity Freedom® 2010 Fund Class K6 : FOTKX

This annual shareholder report contains information about Fidelity Freedom® 2010 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 26	0.25%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Growth Company Fund (+4.43%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%), along with Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed the Russell 1000® Growth Index (+7.76%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 7, 2017 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class K6	5.50%	5.74%	4.50%
Fidelity Freedom 2010 Composite Index℠	5.64%	5.00%	4.53%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.35%
A   From June 7, 2017
Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$3,109,898,572
Number of Holdings	43
Total Advisory Fee	$14,605,272
Portfolio Turnover	14%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 63.3
Domestic Equity Funds - 14.5
International Equity Funds - 13.4
Short-Term Funds - 8.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	35.6
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	16.1
Fidelity Series Government Money Market Fund	6.9
Fidelity Series International Developed Markets Bond Index Fund	4.8
Fidelity Series Emerging Markets Opportunities Fund	3.8
Fidelity Series Long-Term Treasury Bond Index Fund	3.4
Fidelity Series Growth Company Fund	2.7
Fidelity Series Large Cap Stock Fund	2.6
Fidelity Series International Value Fund	2.3
Fidelity Series Overseas Fund	2.1
80.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912795.100    2990-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Income Fund Fidelity Freedom® Income Fund : FFFAX

This annual shareholder report contains information about Fidelity Freedom® Income Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® Income Fund	$ 48	0.47%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Growth Company Fund (+4.43%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%), along with Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed the Russell 1000® Growth Index (+7.76%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
March 31, 2015 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity Freedom® Income Fund	5.21%	3.82%	3.37%
Fidelity Freedom Income Composite Index℠	5.54%	3.40%	3.40%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$2,349,889,309
Number of Holdings	42
Total Advisory Fee	$9,933,567
Portfolio Turnover	14%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 67.6
Domestic Equity Funds - 11.0
International Equity Funds - 10.8
Short-Term Funds - 10.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.6

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	38.1
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	20.0
Fidelity Series Government Money Market Fund	8.0
Fidelity Series International Developed Markets Bond Index Fund	4.8
Fidelity Series Emerging Markets Opportunities Fund	3.3
Fidelity Series Long-Term Treasury Bond Index Fund	3.2
Fidelity Series Growth Company Fund	2.0
Fidelity Series Large Cap Stock Fund	2.0
Fidelity Series Short-Term Credit Fund	2.0
Fidelity Series International Value Fund	1.7
85.1
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Freedom® 2005 Fund merged into Fidelity Freedom® Income Fund on June 21, 2024.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912794.100    369-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Freedom® 2045 Fund Fidelity Freedom® 2045 Fund Class K : FSNZX

This annual shareholder report contains information about Fidelity Freedom® 2045 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 66	0.64%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Growth Company Fund (+4.43%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%), along with Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed the Russell 1000® Growth Index (+7.76%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
July 20, 2017 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class K	5.39%	14.41%	8.77%
Fidelity Freedom 2045 Composite Index℠	6.55%	13.39%	8.82%
S&P 500® Index	8.25%	18.59%	13.13%
A   From July 20, 2017
Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$20,129,526,610
Number of Holdings	46
Total Advisory Fee	$126,335,711
Portfolio Turnover	18%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 53.3
International Equity Funds - 39.4
Bond Funds - 6.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Growth Company Fund	9.9
Fidelity Series Emerging Markets Opportunities Fund	9.9
Fidelity Series Large Cap Stock Fund	9.7
Fidelity Series International Value Fund	7.9
Fidelity Series Overseas Fund	7.5
Fidelity Series International Growth Fund	7.5
Fidelity Series Stock Selector Large Cap Value Fund	6.6
Fidelity Series Value Discovery Fund	6.1
Fidelity Series Opportunistic Insights Fund	5.9
Fidelity Series Blue Chip Growth Fund	5.4
76.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912899.100    3028-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Freedom® 2025 Fund Fidelity Freedom® 2025 Fund Class K6 : FDTKX

This annual shareholder report contains information about Fidelity Freedom® 2025 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 34	0.33%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Growth Company Fund (+4.43%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%), along with Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed the Russell 1000® Growth Index (+7.76%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 7, 2017 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class K6	5.39%	9.10%	6.31%
Fidelity Freedom 2025 Composite Index℠	5.81%	8.11%	6.24%
S&P 500® Index	8.25%	18.59%	13.19%
A   From June 7, 2017
Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$19,259,436,463
Number of Holdings	41
Total Advisory Fee	$107,793,602
Portfolio Turnover	15%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 45.2
Domestic Equity Funds - 30.1
International Equity Funds - 24.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	24.6
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	9.9
Fidelity Series Emerging Markets Opportunities Fund	6.4
Fidelity Series Growth Company Fund	5.6
Fidelity Series Large Cap Stock Fund	5.5
Fidelity Series International Developed Markets Bond Index Fund	4.8
Fidelity Series International Value Fund	4.8
Fidelity Series Overseas Fund	4.3
Fidelity Series Long-Term Treasury Bond Index Fund	4.3
Fidelity Series International Growth Fund	4.2
74.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912880.100    2993-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Freedom® 2030 Fund Fidelity Freedom® 2030 Fund : FFFEX

This annual shareholder report contains information about Fidelity Freedom® 2030 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® 2030 Fund	$ 66	0.64%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Growth Company Fund (+4.43%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%), along with Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed the Russell 1000® Growth Index (+7.76%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
March 31, 2015 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity Freedom® 2030 Fund	5.14%	10.18%	6.85%
Fidelity Freedom 2030 Composite Index℠	5.91%	9.38%	6.90%
S&P 500® Index	8.25%	18.59%	12.50%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$30,301,737,168
Number of Holdings	44
Total Advisory Fee	$174,519,388
Portfolio Turnover	16%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 38.6
Domestic Equity Funds - 34.1
International Equity Funds - 26.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	21.8
Fidelity Series Emerging Markets Opportunities Fund	7.0
Fidelity Series Growth Company Fund	6.3
Fidelity Series Large Cap Stock Fund	6.3
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	5.7
Fidelity Series International Value Fund	5.3
Fidelity Series Overseas Fund	4.9
Fidelity Series International Developed Markets Bond Index Fund	4.8
Fidelity Series International Growth Fund	4.8
Fidelity Series Long-Term Treasury Bond Index Fund	4.8
71.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912803.100    373-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Freedom® 2030 Fund Fidelity Freedom® 2030 Fund Class K : FSNQX

This annual shareholder report contains information about Fidelity Freedom® 2030 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 57	0.56%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Growth Company Fund (+4.43%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%), along with Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed the Russell 1000® Growth Index (+7.76%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
July 20, 2017 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class K	5.21%	10.27%	6.78%
Fidelity Freedom 2030 Composite Index℠	5.91%	9.38%	6.85%
S&P 500® Index	8.25%	18.59%	13.13%
A   From July 20, 2017
Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$30,301,737,168
Number of Holdings	44
Total Advisory Fee	$174,519,388
Portfolio Turnover	16%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 38.6
Domestic Equity Funds - 34.1
International Equity Funds - 26.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	21.8
Fidelity Series Emerging Markets Opportunities Fund	7.0
Fidelity Series Growth Company Fund	6.3
Fidelity Series Large Cap Stock Fund	6.3
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	5.7
Fidelity Series International Value Fund	5.3
Fidelity Series Overseas Fund	4.9
Fidelity Series International Developed Markets Bond Index Fund	4.8
Fidelity Series International Growth Fund	4.8
Fidelity Series Long-Term Treasury Bond Index Fund	4.8
71.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912802.100    3025-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Freedom® 2040 Fund Fidelity Freedom® 2040 Fund : FFFFX

This annual shareholder report contains information about Fidelity Freedom® 2040 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® 2040 Fund	$ 75	0.73%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Growth Company Fund (+4.43%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%), along with Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed the Russell 1000® Growth Index (+7.76%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
March 31, 2015 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity Freedom® 2040 Fund	5.37%	14.08%	8.44%
Fidelity Freedom 2040 Composite Index℠	6.46%	13.19%	8.50%
S&P 500® Index	8.25%	18.59%	12.50%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$27,521,236,428
Number of Holdings	45
Total Advisory Fee	$175,725,457
Portfolio Turnover	20%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 48.7
International Equity Funds - 36.5
Bond Funds - 14.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Emerging Markets Opportunities Fund	9.1
Fidelity Series Growth Company Fund	9.0
Fidelity Series Large Cap Stock Fund	8.9
Fidelity Series International Value Fund	7.4
Fidelity Series Overseas Fund	6.9
Fidelity Series International Growth Fund	6.8
Fidelity Series Stock Selector Large Cap Value Fund	6.1
Fidelity Series Value Discovery Fund	5.6
Fidelity Series Opportunistic Insights Fund	5.4
Fidelity Series Long-Term Treasury Bond Index Fund	5.3
70.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912818.100    718-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Freedom® 2055 Fund Fidelity Freedom® 2055 Fund Class K : FNSDX

This annual shareholder report contains information about Fidelity Freedom® 2055 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 66	0.64%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Growth Company Fund (+4.43%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%), along with Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed the Russell 1000® Growth Index (+7.76%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
July 20, 2017 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class K	5.46%	14.41%	8.78%
Fidelity Freedom 2055 Composite Index℠	6.55%	13.39%	8.82%
S&P 500® Index	8.25%	18.59%	13.13%
A   From July 20, 2017
Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$11,409,978,323
Number of Holdings	46
Total Advisory Fee	$68,895,101
Portfolio Turnover	18%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 53.3
International Equity Funds - 39.4
Bond Funds - 6.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Growth Company Fund	9.9
Fidelity Series Emerging Markets Opportunities Fund	9.9
Fidelity Series Large Cap Stock Fund	9.7
Fidelity Series International Value Fund	7.9
Fidelity Series Overseas Fund	7.5
Fidelity Series International Growth Fund	7.5
Fidelity Series Stock Selector Large Cap Value Fund	6.6
Fidelity Series Value Discovery Fund	6.1
Fidelity Series Opportunistic Insights Fund	5.9
Fidelity Series Blue Chip Growth Fund	5.4
76.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912938.100    3030-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Income Fund Fidelity Freedom® Income Fund Class K6 : FYTKX

This annual shareholder report contains information about Fidelity Freedom® Income Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 25	0.24%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Growth Company Fund (+4.43%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%), along with Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed the Russell 1000® Growth Index (+7.76%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 7, 2017 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class K6	5.48%	3.98%	3.46%
Fidelity Freedom Income Composite Index℠	5.54%	3.40%	3.55%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.35%
A   From June 7, 2017
Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$2,349,889,309
Number of Holdings	42
Total Advisory Fee	$9,933,567
Portfolio Turnover	14%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 67.6
Domestic Equity Funds - 11.0
International Equity Funds - 10.8
Short-Term Funds - 10.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.6

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	38.1
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	20.0
Fidelity Series Government Money Market Fund	8.0
Fidelity Series International Developed Markets Bond Index Fund	4.8
Fidelity Series Emerging Markets Opportunities Fund	3.3
Fidelity Series Long-Term Treasury Bond Index Fund	3.2
Fidelity Series Growth Company Fund	2.0
Fidelity Series Large Cap Stock Fund	2.0
Fidelity Series Short-Term Credit Fund	2.0
Fidelity Series International Value Fund	1.7
85.1
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Freedom® 2005 Fund merged into Fidelity Freedom® Income Fund on June 21, 2024.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912792.100    3001-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Freedom® 2025 Fund Fidelity Freedom® 2025 Fund : FFTWX

This annual shareholder report contains information about Fidelity Freedom® 2025 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® 2025 Fund	$ 61	0.60%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Growth Company Fund (+4.43%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%), along with Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed the Russell 1000® Growth Index (+7.76%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
March 31, 2015 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity Freedom® 2025 Fund	5.13%	8.86%	6.09%
Fidelity Freedom 2025 Composite Index℠	5.81%	8.11%	6.12%
S&P 500® Index	8.25%	18.59%	12.50%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$19,259,436,463
Number of Holdings	41
Total Advisory Fee	$107,793,602
Portfolio Turnover	15%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 45.2
Domestic Equity Funds - 30.1
International Equity Funds - 24.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	24.6
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	9.9
Fidelity Series Emerging Markets Opportunities Fund	6.4
Fidelity Series Growth Company Fund	5.6
Fidelity Series Large Cap Stock Fund	5.5
Fidelity Series International Developed Markets Bond Index Fund	4.8
Fidelity Series International Value Fund	4.8
Fidelity Series Overseas Fund	4.3
Fidelity Series Long-Term Treasury Bond Index Fund	4.3
Fidelity Series International Growth Fund	4.2
74.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912879.100    1314-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Freedom® 2045 Fund Fidelity Freedom® 2045 Fund : FFFGX

This annual shareholder report contains information about Fidelity Freedom® 2045 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® 2045 Fund	$ 76	0.74%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Growth Company Fund (+4.43%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%), along with Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed the Russell 1000® Growth Index (+7.76%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
March 31, 2015 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity Freedom® 2045 Fund	5.33%	14.31%	8.54%
Fidelity Freedom 2045 Composite Index℠	6.55%	13.39%	8.60%
S&P 500® Index	8.25%	18.59%	12.50%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$20,129,526,610
Number of Holdings	46
Total Advisory Fee	$126,335,711
Portfolio Turnover	18%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 53.3
International Equity Funds - 39.4
Bond Funds - 6.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Growth Company Fund	9.9
Fidelity Series Emerging Markets Opportunities Fund	9.9
Fidelity Series Large Cap Stock Fund	9.7
Fidelity Series International Value Fund	7.9
Fidelity Series Overseas Fund	7.5
Fidelity Series International Growth Fund	7.5
Fidelity Series Stock Selector Large Cap Value Fund	6.6
Fidelity Series Value Discovery Fund	6.1
Fidelity Series Opportunistic Insights Fund	5.9
Fidelity Series Blue Chip Growth Fund	5.4
76.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912897.100    1617-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Freedom® 2070 Fund Fidelity Freedom® 2070 Fund : FRBDX

This annual shareholder report contains information about Fidelity Freedom® 2070 Fund for the period June 28, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® 2070 Fund A	$ 59	0.76%
AExpenses for the full reporting period would be higher.

What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Growth Company Fund (+4.43%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%), along with Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed the Russell 1000® Growth Index (+7.76%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 28, 2024 through March 31, 2025.
Initial investment of $10,000.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$49,392,010
Number of Holdings	23
Total Advisory Fee	$65,416
Portfolio Turnover	23%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 51.5
International Equity Funds - 41.5
Bond Funds - 7.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Emerging Markets Opportunities Fund	10.4
Fidelity Series Growth Company Fund	9.6
Fidelity Series Large Cap Stock Fund	9.5
Fidelity Series International Growth Fund	8.1
Fidelity Series Overseas Fund	8.1
Fidelity Series International Value Fund	8.0
Fidelity Series Long-Term Treasury Bond Index Fund	7.0
Fidelity Series Stock Selector Large Cap Value Fund	6.4
Fidelity Series Value Discovery Fund	5.8
Fidelity Series Opportunistic Insights Fund	5.7
78.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918246.100    7639-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Freedom® 2050 Fund Fidelity Freedom® 2050 Fund Class K : FNSBX

This annual shareholder report contains information about Fidelity Freedom® 2050 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 66	0.64%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Growth Company Fund (+4.43%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%), along with Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed the Russell 1000® Growth Index (+7.76%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
July 20, 2017 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class K	5.46%	14.41%	8.78%
Fidelity Freedom 2050 Composite Index℠	6.55%	13.39%	8.82%
S&P 500® Index	8.25%	18.59%	13.13%
A   From July 20, 2017
Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$18,139,457,660
Number of Holdings	46
Total Advisory Fee	$113,958,437
Portfolio Turnover	19%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 53.3
International Equity Funds - 39.4
Bond Funds - 6.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Growth Company Fund	9.9
Fidelity Series Emerging Markets Opportunities Fund	9.9
Fidelity Series Large Cap Stock Fund	9.7
Fidelity Series International Value Fund	7.9
Fidelity Series Overseas Fund	7.5
Fidelity Series International Growth Fund	7.5
Fidelity Series Stock Selector Large Cap Value Fund	6.6
Fidelity Series Value Discovery Fund	6.1
Fidelity Series Opportunistic Insights Fund	5.9
Fidelity Series Blue Chip Growth Fund	5.4
76.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912902.100    3029-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Freedom® 2050 Fund Fidelity Freedom® 2050 Fund : FFFHX

This annual shareholder report contains information about Fidelity Freedom® 2050 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® 2050 Fund	$ 76	0.74%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Growth Company Fund (+4.43%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%), along with Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed the Russell 1000® Growth Index (+7.76%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
March 31, 2015 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity Freedom® 2050 Fund	5.33%	14.30%	8.54%
Fidelity Freedom 2050 Composite Index℠	6.55%	13.39%	8.60%
S&P 500® Index	8.25%	18.59%	12.50%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$18,139,457,660
Number of Holdings	46
Total Advisory Fee	$113,958,437
Portfolio Turnover	19%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 53.3
International Equity Funds - 39.4
Bond Funds - 6.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Growth Company Fund	9.9
Fidelity Series Emerging Markets Opportunities Fund	9.9
Fidelity Series Large Cap Stock Fund	9.7
Fidelity Series International Value Fund	7.9
Fidelity Series Overseas Fund	7.5
Fidelity Series International Growth Fund	7.5
Fidelity Series Stock Selector Large Cap Value Fund	6.6
Fidelity Series Value Discovery Fund	6.1
Fidelity Series Opportunistic Insights Fund	5.9
Fidelity Series Blue Chip Growth Fund	5.4
76.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912900.100    1618-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Freedom® 2015 Fund Fidelity Freedom® 2015 Fund Class K6 : FPTKX

This annual shareholder report contains information about Fidelity Freedom® 2015 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 27	0.26%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Growth Company Fund (+4.43%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%), along with Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed the Russell 1000® Growth Index (+7.76%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 7, 2017 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class K6	5.54%	6.95%	5.17%
Fidelity Freedom 2015 Composite Index℠	5.70%	6.12%	5.16%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.35%
A   From June 7, 2017
Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$4,314,052,657
Number of Holdings	45
Total Advisory Fee	$21,778,054
Portfolio Turnover	14%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 57.0
Domestic Equity Funds - 20.0
International Equity Funds - 17.1
Short-Term Funds - 5.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	32.0
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	10.5
Fidelity Series International Developed Markets Bond Index Fund	4.8
Fidelity Series Emerging Markets Opportunities Fund	4.7
Fidelity Series Government Money Market Fund	4.6
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	4.5
Fidelity Series Growth Company Fund	3.7
Fidelity Series Long-Term Treasury Bond Index Fund	3.7
Fidelity Series Large Cap Stock Fund	3.6
Fidelity Series International Value Fund	3.1
75.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912877.100    2991-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Freedom® 2015 Fund Fidelity Freedom® 2015 Fund : FFVFX

This annual shareholder report contains information about Fidelity Freedom® 2015 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® 2015 Fund	$ 53	0.52%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Growth Company Fund (+4.43%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%), along with Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed the Russell 1000® Growth Index (+7.76%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
March 31, 2015 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity Freedom® 2015 Fund	5.24%	6.76%	5.08%
Fidelity Freedom 2015 Composite Index℠	5.70%	6.12%	5.11%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$4,314,052,657
Number of Holdings	45
Total Advisory Fee	$21,778,054
Portfolio Turnover	14%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 57.0
Domestic Equity Funds - 20.0
International Equity Funds - 17.1
Short-Term Funds - 5.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	32.0
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	10.5
Fidelity Series International Developed Markets Bond Index Fund	4.8
Fidelity Series Emerging Markets Opportunities Fund	4.7
Fidelity Series Government Money Market Fund	4.6
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	4.5
Fidelity Series Growth Company Fund	3.7
Fidelity Series Long-Term Treasury Bond Index Fund	3.7
Fidelity Series Large Cap Stock Fund	3.6
Fidelity Series International Value Fund	3.1
75.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912876.100    1313-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Freedom® 2050 Fund Fidelity Freedom® 2050 Fund Class K6 : FZTKX

This annual shareholder report contains information about Fidelity Freedom® 2050 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 46	0.45%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Growth Company Fund (+4.43%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%), along with Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed the Russell 1000® Growth Index (+7.76%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 7, 2017 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class K6	5.67%	14.59%	9.11%
Fidelity Freedom 2050 Composite Index℠	6.55%	13.39%	8.98%
S&P 500® Index	8.25%	18.59%	13.19%
A   From June 7, 2017
Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$18,139,457,660
Number of Holdings	46
Total Advisory Fee	$113,958,437
Portfolio Turnover	19%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 53.3
International Equity Funds - 39.4
Bond Funds - 6.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Growth Company Fund	9.9
Fidelity Series Emerging Markets Opportunities Fund	9.9
Fidelity Series Large Cap Stock Fund	9.7
Fidelity Series International Value Fund	7.9
Fidelity Series Overseas Fund	7.5
Fidelity Series International Growth Fund	7.5
Fidelity Series Stock Selector Large Cap Value Fund	6.6
Fidelity Series Value Discovery Fund	6.1
Fidelity Series Opportunistic Insights Fund	5.9
Fidelity Series Blue Chip Growth Fund	5.4
76.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912901.100    2998-TSRA-0525

Item 2.

Code of Ethics

As of the end of the period, March 31, 2025, Fidelity Aberdeen Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Laura M. Bishop is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Bishop is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Freedom 2010 Fund, Fidelity Freedom 2015 Fund, Fidelity Freedom 2020 Fund, Fidelity Freedom 2025 Fund, Fidelity Freedom 2030 Fund, Fidelity Freedom 2035 Fund, Fidelity Freedom 2040 Fund, Fidelity Freedom 2045 Fund, Fidelity Freedom 2050 Fund, Fidelity Freedom 2055 Fund, Fidelity Freedom 2060 Fund, Fidelity Freedom 2065 Fund, Fidelity Freedom 2070 Fund, and Fidelity Freedom Income Fund (the “Funds”):

Services Billed by PwC

March 31, 2025 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Freedom 2010 Fund	$39,200	$1,900	$13,200	$800
Fidelity Freedom 2015 Fund	$41,400	$1,900	$15,900	$800
Fidelity Freedom 2020 Fund	$41,800	$1,900	$15,900	$800
Fidelity Freedom 2025 Fund	$42,000	$1,900	$15,900	$800
Fidelity Freedom 2030 Fund	$42,400	$1,900	$15,900	$800
Fidelity Freedom 2035 Fund	$42,300	$1,900	$15,900	$800
Fidelity Freedom 2040 Fund	$42,300	$1,900	$15,900	$800
Fidelity Freedom 2045 Fund	$42,000	$1,900	$15,900	$800
Fidelity Freedom 2050 Fund	$41,900	$1,900	$15,900	$800
Fidelity Freedom 2055 Fund	$41,600	$1,900	$15,900	$800
Fidelity Freedom 2060 Fund	$41,400	$1,900	$15,900	$800
Fidelity Freedom 2065 Fund	$41,300	$1,900	$18,200	$800
Fidelity Freedom 2070 Fund	$17,900	$1,300	$6,600	$600
Fidelity Freedom Income Fund	$41,300	$1,900	$15,900	$800

March 31, 2024 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Freedom 2010 Fund	$40,900	$1,900	$6,000	$800
Fidelity Freedom 2015 Fund	$41,000	$1,900	$6,000	$800
Fidelity Freedom 2020 Fund	$41,400	$1,900	$6,000	$800
Fidelity Freedom 2025 Fund	$41,700	$1,900	$6,000	$800
Fidelity Freedom 2030 Fund	$42,000	$1,900	$6,000	$800
Fidelity Freedom 2035 Fund	$37,600	$1,900	$6,000	$800
Fidelity Freedom 2040 Fund	$37,600	$1,900	$6,000	$800
Fidelity Freedom 2045 Fund	$37,300	$1,900	$6,000	$800
Fidelity Freedom 2050 Fund	$37,300	$1,900	$6,000	$800
Fidelity Freedom 2055 Fund	$37,000	$1,900	$6,000	$800
Fidelity Freedom 2060 Fund	$36,800	$1,900	$6,000	$800
Fidelity Freedom 2065 Fund	$34,600	$1,900	$6,000	$800
Fidelity Freedom 2070 Fund	$-	$-	$-	$-
Fidelity Freedom Income Fund	$40,900	$1,900	$6,000	$800

A Amounts may reflect rounding.
B Fidelity Freedom 2070 Fund commenced operations on June 28, 2024.

The following table(s) present(s) fees billed by  PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by PwC

	March 31, 2025A,B	March 31, 2024A,B
Audit-Related Fees	$9,765,100	$9,452,800
Tax Fees	$1,000	$61,000
All Other Fees	$35,000	$-

A Amounts may reflect rounding.
B May include amounts billed prior to Fidelity Freedom 2070 Fund’s commencement of operations.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by  PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	March 31, 2025A,B	March 31, 2024A,B
PwC	$14,982,500	$15,111,600

A Amounts may reflect rounding.
B May include amounts billed prior to Fidelity Freedom 2070 Fund’s commencement of operations.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by  PwC to Fund Service Providers to be compatible with maintaining the independence of  PwC in its(their) audit of the Fund(s), taking into account representations from  PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity Freedom® Funds

Fidelity Freedom® Income Fund
Fidelity Freedom® 2010 Fund
Fidelity Freedom® 2015 Fund
Fidelity Freedom® 2020 Fund
Fidelity Freedom® 2025 Fund
Fidelity Freedom® 2030 Fund
Fidelity Freedom® 2035 Fund
Fidelity Freedom® 2040 Fund
Fidelity Freedom® 2045 Fund
Fidelity Freedom® 2050 Fund
Fidelity Freedom® 2055 Fund
Fidelity Freedom® 2060 Fund
Fidelity Freedom® 2065 Fund
Fidelity Freedom® 2070 Fund

Annual Report
March 31, 2025

Contents

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity Freedom® Income Fund
Fidelity Freedom® 2010 Fund
Fidelity Freedom® 2015 Fund
Fidelity Freedom® 2020 Fund
Fidelity Freedom® 2025 Fund
Fidelity Freedom® 2030 Fund
Fidelity Freedom® 2035 Fund
Fidelity Freedom® 2040 Fund
Fidelity Freedom® 2045 Fund
Fidelity Freedom® 2050 Fund
Fidelity Freedom® 2055 Fund
Fidelity Freedom® 2060 Fund
Fidelity Freedom® 2065 Fund
Fidelity Freedom® 2070 Fund
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Distributions
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity Freedom® Income Fund
Schedule of Investments March 31, 2025
Showing Percentage of Net Assets
Bond Funds - 67.6%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	47,308,721	470,721,777
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	148,402	1,150,114
Fidelity Series Emerging Markets Debt Fund (b)	1,553,717	12,383,122
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	427,132	3,814,285
Fidelity Series Floating Rate High Income Fund (b)	202,149	1,786,996
Fidelity Series High Income Fund (b)	1,468,251	12,553,548
Fidelity Series International Credit Fund (b)	316,492	2,655,368
Fidelity Series International Developed Markets Bond Index Fund (b)	12,956,290	111,553,659
Fidelity Series Investment Grade Bond Fund (b)	88,916,151	895,385,642
Fidelity Series Long-Term Treasury Bond Index Fund (b)	13,567,679	74,893,589
Fidelity Series Real Estate Income Fund (b)	233,322	2,328,554
TOTAL BOND FUNDS (Cost $1,682,051,942)		1,589,226,654

Domestic Equity Funds - 11.0%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (b)	780,595	9,023,682
Fidelity Series Blue Chip Growth Fund (b)	1,516,730	26,118,099
Fidelity Series Commodity Strategy Fund (b)	50,364	4,725,193
Fidelity Series Growth Company Fund (b)	2,263,964	47,520,601
Fidelity Series Intrinsic Opportunities Fund (b)	663,374	6,846,018
Fidelity Series Large Cap Stock Fund (b)	2,086,746	46,826,582
Fidelity Series Large Cap Value Index Fund (b)	842,635	14,004,595
Fidelity Series Opportunistic Insights Fund (b)	1,232,311	28,281,546
Fidelity Series Small Cap Core Fund (b)	132,355	1,433,405
Fidelity Series Small Cap Discovery Fund (b)	420,796	4,313,157
Fidelity Series Small Cap Opportunities Fund (b)	710,193	9,466,870
Fidelity Series Stock Selector Large Cap Value Fund (b)	2,313,951	31,492,876
Fidelity Series Value Discovery Fund (b)	1,854,411	29,095,703
TOTAL DOMESTIC EQUITY FUNDS (Cost $182,715,956)		259,148,327

International Equity Funds - 10.8%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	896,528	14,326,520
Fidelity Series Emerging Markets Fund (b)	2,058,232	18,791,657
Fidelity Series Emerging Markets Opportunities Fund (b)	3,926,781	74,962,242
Fidelity Series International Growth Fund (b)	2,043,535	36,415,798
Fidelity Series International Small Cap Fund (b)	1,865,183	31,129,898
Fidelity Series International Value Fund (b)	2,973,549	40,410,528
Fidelity Series Overseas Fund (b)	2,643,558	37,882,188
Fidelity Series Select International Small Cap Fund (b)	36,787	426,725
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $172,583,773)		254,345,556

Short-Term Funds - 2.0%
	Shares	Value ($)
Fidelity Series Short-Term Credit Fund (b) (Cost $45,443,603)	4,576,530	45,948,356

U.S. Treasury Obligations - 0.3%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 4/24/2025 (d)	4.26	3,540,000	3,530,423
US Treasury Bills 0% 5/1/2025 (d)	4.23 to 4.24	2,640,000	2,630,688
TOTAL U.S. TREASURY OBLIGATIONS (Cost $6,161,253)			6,161,111

Money Market Funds - 8.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	4.32	10,091,293	10,093,311
Fidelity Series Government Money Market Fund (b)(f)	4.43	188,393,098	188,393,098
TOTAL MONEY MARKET FUNDS (Cost $198,486,409)			198,486,409

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $2,287,442,936)	2,353,316,413
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(3,427,104)
NET ASSETS - 100.0%	2,349,889,309

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	275	Jun 2025	33,224,125	(1,182,074)	(1,182,074)
ICE MSCI Emerging Markets Index Contracts (United States)	379	Jun 2025	21,049,660	(703,136)	(703,136)

TOTAL EQUITY CONTRACTS					(1,885,210)

Interest Rate Contracts
CBOT 10 Year US Treasury Notes Contracts (United States)	667	Jun 2025	74,182,906	1,586,517	1,586,517
CBOT Long Term US Treasury Bond Contracts (United States)	184	Jun 2025	21,579,750	517,423	517,423

TOTAL INTEREST RATE CONTRACTS					2,103,940

TOTAL PURCHASED					218,730

Sold

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	142	Jun 2025	40,138,075	287,412	287,412

TOTAL FUTURES CONTRACTS					506,142
The notional amount of futures purchased as a percentage of Net Assets is 6.4%
The notional amount of futures sold as a percentage of Net Assets is 1.7%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated Fund
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $5,928,743.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	2,981,401	64,321,287	58,244,739	201,552	(22)	-	10,093,311	10,091,293	0.0%
Total	2,981,401	64,321,287	58,244,739	201,552	(22)	-	10,093,311

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Purchases and sales proceeds exclude the value of securities received and delivered through reorganization transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	417,930,885	50,862,938	136,746,323	14,070,525	(2,348,348)	21,548,830	470,721,777	47,308,721
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1,033,326	54,715	256,759	41,842	(27,522)	47,759	1,150,114	148,402
Fidelity Series All-Sector Equity Fund	6,551,072	2,750,369	1,944,051	808,882	123,779	(448,673)	9,023,682	780,595
Fidelity Series Blue Chip Growth Fund	18,257,568	10,212,854	6,658,014	2,256,474	662,419	(2,058,271)	26,118,099	1,516,730
Fidelity Series Canada Fund	13,788,134	2,015,316	6,519,557	434,854	1,851,211	(821,021)	14,326,520	896,528
Fidelity Series Commodity Strategy Fund	13,870,055	4,583,922	18,253,034	605,373	(8,881,180)	8,314,896	4,725,193	50,364
Fidelity Series Emerging Markets Debt Fund	10,964,427	848,081	2,774,205	714,501	(411,865)	618,362	12,383,122	1,553,717
Fidelity Series Emerging Markets Debt Local Currency Fund	3,547,246	210,316	954,838	177,009	(89,804)	95,296	3,814,285	427,132
Fidelity Series Emerging Markets Fund	22,692,589	825,484	12,360,772	529,319	523,423	451,900	18,791,657	2,058,232
Fidelity Series Emerging Markets Opportunities Fund	91,083,847	4,597,547	53,933,338	1,567,419	10,979,707	(4,321,951)	74,962,242	3,926,781
Fidelity Series Floating Rate High Income Fund	1,684,651	190,589	488,303	166,329	(27,755)	(13,397)	1,786,996	202,149
Fidelity Series Government Money Market Fund	167,620,084	25,447,609	52,805,497	9,580,879	-	-	188,393,098	188,393,098
Fidelity Series Growth Company Fund	34,137,435	19,906,121	12,703,045	5,872,289	1,069,591	(5,608,341)	47,520,601	2,263,964
Fidelity Series High Income Fund	11,328,355	989,997	3,179,142	862,487	(171,919)	349,098	12,553,548	1,468,251
Fidelity Series International Credit Fund	2,002,635	117,465	92,553	117,465	5,958	68,944	2,655,368	316,492
Fidelity Series International Developed Markets Bond Index Fund	80,419,898	30,609,850	21,074,809	3,594,054	(1,253,174)	(321,339)	111,553,659	12,956,290
Fidelity Series International Growth Fund	38,941,967	5,978,051	18,709,647	1,538,223	6,413,402	(7,881,294)	36,415,798	2,043,535
Fidelity Series International Small Cap Fund	31,243,162	3,409,723	11,108,548	3,059,512	1,959,190	(3,109,952)	31,129,898	1,865,183
Fidelity Series International Value Fund	39,127,191	4,275,426	17,902,931	1,684,979	4,734,794	(1,303,077)	40,410,528	2,973,549
Fidelity Series Intrinsic Opportunities Fund	6,334,345	2,190,087	2,495,638	943,051	21,069	(1,030,191)	6,846,018	663,374
Fidelity Series Investment Grade Bond Fund	804,983,532	68,143,438	221,265,744	39,642,509	(18,564,057)	30,206,458	895,385,642	88,916,151
Fidelity Series Large Cap Stock Fund	32,132,965	16,004,645	11,782,293	3,562,574	1,060,864	(312,695)	46,826,582	2,086,746
Fidelity Series Large Cap Value Index Fund	10,015,460	4,265,101	3,833,754	462,330	272,519	331,332	14,004,595	842,635
Fidelity Series Long-Term Treasury Bond Index Fund	69,633,219	19,294,509	30,154,011	2,375,147	(12,932,787)	11,751,951	74,893,589	13,567,679
Fidelity Series Opportunistic Insights Fund	20,315,830	8,729,419	7,325,590	2,138,386	747,627	(498,323)	28,281,546	1,232,311
Fidelity Series Overseas Fund	39,045,927	4,071,045	17,830,893	829,602	4,665,360	(3,811,678)	37,882,188	2,643,558
Fidelity Series Real Estate Income Fund	2,039,392	162,706	543,438	138,251	(340)	77,664	2,328,554	233,322
Fidelity Series Select International Small Cap Fund	-	426,725	-	-	-	-	426,725	36,787
Fidelity Series Short-Term Credit Fund	42,548,718	2,441,347	11,276,538	1,967,529	18,091	909,762	45,948,356	4,576,530
Fidelity Series Small Cap Core Fund	723,127	756,628	92,112	17,692	7,934	(177,008)	1,433,405	132,355
Fidelity Series Small Cap Discovery Fund	2,710,952	2,394,824	810,440	339,612	9,960	(768,199)	4,313,157	420,796
Fidelity Series Small Cap Opportunities Fund	9,371,026	3,987,389	5,357,418	1,060,359	349,924	(1,570,860)	9,466,870	710,193
Fidelity Series Stock Selector Large Cap Value Fund	22,467,682	13,540,171	10,415,990	3,801,459	467,017	(1,187,395)	31,492,876	2,313,951
Fidelity Series Value Discovery Fund	20,089,162	11,860,952	8,710,855	1,469,400	427,910	(469,609)	29,095,703	1,854,411
	2,088,635,864	326,155,359	710,360,080	106,430,316	(8,337,002)	39,058,978	2,337,061,991

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Purchases and sales proceeds exclude the value of securities received and delivered through reorganization transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	1,589,226,654	1,589,226,654	-	-

Domestic Equity Funds	259,148,327	259,148,327	-	-

International Equity Funds	254,345,556	254,345,556	-	-

Short-Term Funds	45,948,356	45,948,356	-	-

U.S. Treasury Obligations	6,161,111	-	6,161,111	-

Money Market Funds	198,486,409	198,486,409	-	-
Total Investments in Securities:	2,353,316,413	2,347,155,302	6,161,111	-
Derivative Instruments:

Assets
Futures Contracts	2,391,352	2,391,352	-	-
Total Assets	2,391,352	2,391,352	-	-

Liabilities
Futures Contracts	(1,885,210)	(1,885,210)	-	-
Total Liabilities	(1,885,210)	(1,885,210)	-	-
Total Derivative Instruments:	506,142	506,142	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	287,412	(1,885,210)
Total Equity Risk	287,412	(1,885,210)
Interest Rate Risk
Futures Contracts (a)	2,103,940	0
Total Interest Rate Risk	2,103,940	0
Total Value of Derivatives	2,391,352	(1,885,210)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity Freedom® Income Fund
Financial Statements
Statement of Assets and Liabilities
As of March 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $6,161,253)	$6,161,111
Fidelity Central Funds (cost $10,093,311)	10,093,311
Other affiliated issuers (cost $2,271,188,372)	2,337,061,991

Total Investment in Securities (cost $2,287,442,936)		$2,353,316,413
Receivable for investments sold		8,480,163
Receivable for fund shares sold		5,735,707
Distributions receivable from Fidelity Central Funds		35,281
Other receivables		52
Total assets		2,367,567,616
Liabilities
Payable for investments purchased	$10,906,811
Payable for fund shares redeemed	5,382,675
Accrued management fee	804,085
Payable for daily variation margin on futures contracts	584,736
Total liabilities		17,678,307
Net Assets		$2,349,889,309
Net Assets consist of:
Paid in capital		$2,362,276,999
Total accumulated earnings (loss)		(12,387,690)
Net Assets		$2,349,889,309

Net Asset Value and Maximum Offering Price
Fidelity Freedom Income Fund :
Net Asset Value, offering price and redemption price per share ($1,282,236,186 ÷ 119,017,081 shares)		$10.77
Class K :
Net Asset Value, offering price and redemption price per share ($614,925,891 ÷ 57,183,021 shares)		$10.75
Class K6 :
Net Asset Value, offering price and redemption price per share ($452,727,232 ÷ 42,148,871 shares)		$10.74
Statement of Operations
Year ended March 31, 2025
Investment Income
Dividends:
Affiliated issuers		$84,223,577
Interest		236,290
Income from Fidelity Central Funds		201,552
Total income		84,661,419
Expenses
Management fee	$9,933,567
Independent trustees' fees and expenses	6,148
Total expenses before reductions	9,939,715
Expense reductions	(211)
Total expenses after reductions		9,939,504
Net Investment income (loss)		74,721,915
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(62)
Redemptions in-kind	7,251,615
Fidelity Central Funds	(22)
Other affiliated issuers	(15,588,617)
Futures contracts	(1,626,600)
Capital gain distributions from underlying funds:
Affiliated issuers	22,206,739
Total net realized gain (loss)		12,243,053
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(62)
Affiliated issuers	39,058,978
Futures contracts	(363,793)
Total change in net unrealized appreciation (depreciation)		38,695,123
Net gain (loss)		50,938,176
Net increase (decrease) in net assets resulting from operations		$125,660,091
Statement of Changes in Net Assets

	Year ended March 31, 2025	Year ended March 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$74,721,915	$66,515,314
Net realized gain (loss)	12,243,053	(16,855,645)
Change in net unrealized appreciation (depreciation)	38,695,123	72,197,842
Net increase (decrease) in net assets resulting from operations	125,660,091	121,857,511
Distributions to shareholders	(75,583,415)	(66,332,172)

Share transactions - net increase (decrease)	205,727,613	(298,820,993)
Total increase (decrease) in net assets	255,804,289	(243,295,654)

Net Assets
Beginning of period	2,094,085,020	2,337,380,674
End of period	$2,349,889,309	$2,094,085,020

Financial Highlights
Fidelity Freedom® Income Fund

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.56	$10.28	$11.37	$12.16	$11.15
Income from Investment Operations
Net investment income (loss) A,B	.33	.31	.36	.28	.13
Net realized and unrealized gain (loss)	.21	.28	(.85)	(.35)	1.40
Total from investment operations	.54	.59	(.49)	(.07)	1.53
Distributions from net investment income	(.33)	(.31)	(.36)	(.29)	(.13)
Distributions from net realized gain	- C	-	(.24)	(.44)	(.39)
Total distributions	(.33)	(.31)	(.60)	(.72) D	(.52)
Net asset value, end of period	$10.77	$10.56	$10.28	$11.37	$12.16
Total Return E	5.21%	5.85%	(4.18)%	(.76)%	13.92%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.47%	.47%	.46% H	.46% H	.47%
Expenses net of fee waivers, if any	.47%	.47%	.46% H	.46% H	.47%
Expenses net of all reductions	.47%	.47%	.46% H	.46% H	.47%
Net investment income (loss)	3.07%	3.01%	3.48%	2.34%	1.05%
Supplemental Data
Net assets, end of period (000 omitted)	$1,282,236	$1,265,923	$1,517,912	$1,851,042	$2,031,257
Portfolio turnover rate I	14 % J,K	12% K	19% K	36%	21%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JThe portfolio turnover rate does not include the assets acquired in the reorganization.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Freedom® Income Fund Class K

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.54	$10.26	$11.35	$12.14	$11.13
Income from Investment Operations
Net investment income (loss) A,B	.33	.31	.37	.29	.13
Net realized and unrealized gain (loss)	.22	.29	(.86)	(.35)	1.41
Total from investment operations	.55	.60	(.49)	(.06)	1.54
Distributions from net investment income	(.33)	(.32)	(.36)	(.29)	(.14)
Distributions from net realized gain	- C	-	(.24)	(.44)	(.39)
Total distributions	(.34) D	(.32)	(.60)	(.73)	(.53)
Net asset value, end of period	$10.75	$10.54	$10.26	$11.35	$12.14
Total Return E	5.26%	5.93%	(4.16)%	(.72)%	14.02%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.41% H	.42%	.41% H	.41% H	.41%
Expenses net of fee waivers, if any	.41 % H	.42%	.41% H	.41% H	.41%
Expenses net of all reductions	.41% H	.42%	.41% H	.41% H	.41%
Net investment income (loss)	3.12%	3.06%	3.53%	2.39%	1.10%
Supplemental Data
Net assets, end of period (000 omitted)	$614,926	$568,758	$564,148	$780,949	$1,043,133
Portfolio turnover rate I	14 % J,K	12% K	19% K	36%	21%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JThe portfolio turnover rate does not include the assets acquired in the reorganization.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Freedom® Income Fund Class K6

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.53	$10.25	$11.34	$12.13	$11.13
Income from Investment Operations
Net investment income (loss) A,B	.35	.33	.37	.29	.14
Net realized and unrealized gain (loss)	.22	.28	(.85)	(.34)	1.40
Total from investment operations	.57	.61	(.48)	(.05)	1.54
Distributions from net investment income	(.35)	(.33)	(.37)	(.30)	(.15)
Distributions from net realized gain	- C	-	(.24)	(.44)	(.39)
Total distributions	(.36) D	(.33)	(.61)	(.74)	(.54)
Net asset value, end of period	$10.74	$10.53	$10.25	$11.34	$12.13
Total Return E	5.48%	6.11%	(4.09)%	(.64)%	13.97%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.24%	.24%	.36% H	.37%	.37%
Expenses net of fee waivers, if any	.24%	.24%	.36% H	.37%	.37%
Expenses net of all reductions	.24%	.24%	.36% H	.37%	.37%
Net investment income (loss)	3.29%	3.23%	3.58%	2.44%	1.15%
Supplemental Data
Net assets, end of period (000 omitted)	$452,727	$259,403	$255,321	$274,397	$243,781
Portfolio turnover rate I	14 % J,K	12% K	19% K	36%	21%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JThe portfolio turnover rate does not include the assets acquired in the reorganization.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Freedom® 2010 Fund
Schedule of Investments March 31, 2025
Showing Percentage of Net Assets
Bond Funds - 63.3%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	50,348,070	500,963,295
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	7,650,231	59,289,291
Fidelity Series Emerging Markets Debt Fund (b)	2,051,548	16,350,835
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	570,960	5,098,676
Fidelity Series Floating Rate High Income Fund (b)	270,823	2,394,077
Fidelity Series High Income Fund (b)	1,947,510	16,651,209
Fidelity Series International Credit Fund (b)	464,751	3,899,261
Fidelity Series International Developed Markets Bond Index Fund (b)	17,151,657	147,675,769
Fidelity Series Investment Grade Bond Fund (b)	110,012,871	1,107,829,608
Fidelity Series Long-Term Treasury Bond Index Fund (b)	18,981,180	104,776,113
Fidelity Series Real Estate Income Fund (b)	310,106	3,094,855
TOTAL BOND FUNDS (Cost $2,151,877,572)		1,968,022,989

Domestic Equity Funds - 14.5%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (b)	1,338,545	15,473,581
Fidelity Series Blue Chip Growth Fund (b)	2,636,082	45,393,328
Fidelity Series Commodity Strategy Fund (b)	66,669	6,254,931
Fidelity Series Growth Company Fund (b)	3,959,644	83,112,937
Fidelity Series Intrinsic Opportunities Fund (b)	1,169,240	12,066,552
Fidelity Series Large Cap Stock Fund (b)	3,649,607	81,897,176
Fidelity Series Large Cap Value Index Fund (b)	1,497,651	24,890,956
Fidelity Series Opportunistic Insights Fund (b)	2,144,148	49,208,188
Fidelity Series Small Cap Core Fund (b)	237,460	2,571,696
Fidelity Series Small Cap Discovery Fund (b)	747,264	7,659,461
Fidelity Series Small Cap Opportunities Fund (b)	1,259,757	16,792,557
Fidelity Series Stock Selector Large Cap Value Fund (b)	4,065,557	55,332,231
Fidelity Series Value Discovery Fund (b)	3,290,996	51,635,730
TOTAL DOMESTIC EQUITY FUNDS (Cost $279,446,351)		452,289,324

International Equity Funds - 13.4%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	1,559,679	24,923,668
Fidelity Series Emerging Markets Fund (b)	3,243,157	29,610,025
Fidelity Series Emerging Markets Opportunities Fund (b)	6,157,657	117,549,671
Fidelity Series International Growth Fund (b)	3,580,917	63,811,934
Fidelity Series International Small Cap Fund (b)	2,508,792	41,871,734
Fidelity Series International Value Fund (b)	5,214,831	70,869,547
Fidelity Series Overseas Fund (b)	4,620,990	66,218,781
Fidelity Series Select International Small Cap Fund (b)	48,744	565,433
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $275,845,135)		415,420,793

Short-Term Funds - 1.4%
	Shares	Value ($)
Fidelity Series Short-Term Credit Fund (b) (Cost $42,840,649)	4,314,930	43,321,893

U.S. Treasury Obligations - 0.3%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 4/24/2025 (d)	4.26	4,620,000	4,607,501
US Treasury Bills 0% 5/1/2025 (d)	4.23 to 4.24	3,470,000	3,457,761
US Treasury Bills 0% 6/20/2025 (d)	4.24	60,000	59,440
TOTAL U.S. TREASURY OBLIGATIONS (Cost $8,124,889)			8,124,702

Money Market Funds - 7.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	4.32	13,536,516	13,539,223
Fidelity Series Government Money Market Fund (b)(f)	4.43	213,942,452	213,942,452
TOTAL MONEY MARKET FUNDS (Cost $227,481,675)			227,481,675

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $2,985,616,271)	3,114,661,376
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(4,762,804)
NET ASSETS - 100.0%	3,109,898,572

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	368	Jun 2025	44,459,920	(1,582,548)	(1,582,548)
ICE MSCI Emerging Markets Index Contracts (United States)	508	Jun 2025	28,214,320	(942,056)	(942,056)

TOTAL EQUITY CONTRACTS					(2,524,604)

Interest Rate Contracts
CBOT 10 Year US Treasury Notes Contracts (United States)	883	Jun 2025	98,206,156	2,102,370	2,102,370
CBOT Long Term US Treasury Bond Contracts (United States)	243	Jun 2025	28,499,344	684,538	684,538

TOTAL INTEREST RATE CONTRACTS					2,786,908

TOTAL PURCHASED					262,304

Sold

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	169	Jun 2025	47,769,963	365,867	365,867

TOTAL FUTURES CONTRACTS					628,171
The notional amount of futures purchased as a percentage of Net Assets is 6.4%
The notional amount of futures sold as a percentage of Net Assets is 1.5%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated Fund
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $8,064,867.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	5,132,344	88,903,799	80,496,882	273,540	(6)	(32)	13,539,223	13,536,516	0.0%
Total	5,132,344	88,903,799	80,496,882	273,540	(6)	(32)	13,539,223

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	526,575,622	77,428,390	124,099,309	14,537,042	(665,413)	21,724,005	500,963,295	50,348,070
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	84,875,073	2,623,287	29,574,040	2,425,677	(7,778,871)	9,143,842	59,289,291	7,650,231
Fidelity Series All-Sector Equity Fund	17,050,359	2,463,660	3,786,185	1,440,474	332,233	(586,486)	15,473,581	1,338,545
Fidelity Series Blue Chip Growth Fund	47,412,366	13,753,238	14,338,660	4,337,988	2,905,175	(4,338,791)	45,393,328	2,636,082
Fidelity Series Canada Fund	31,721,603	2,607,968	10,921,375	782,403	3,223,502	(1,708,030)	24,923,668	1,559,679
Fidelity Series Commodity Strategy Fund	22,942,578	7,763,955	23,884,166	797,380	(11,889,771)	11,322,335	6,254,931	66,669
Fidelity Series Emerging Markets Debt Fund	18,426,814	1,067,332	3,402,707	997,152	(508,585)	767,981	16,350,835	2,051,548
Fidelity Series Emerging Markets Debt Local Currency Fund	5,948,163	256,699	1,086,572	238,799	(110,237)	90,623	5,098,676	570,960
Fidelity Series Emerging Markets Fund	44,381,869	9,361,241	26,316,878	843,438	1,132,142	1,051,651	29,610,025	3,243,157
Fidelity Series Emerging Markets Opportunities Fund	178,143,358	5,047,403	77,322,007	2,497,495	15,478,988	(3,798,071)	117,549,671	6,157,657
Fidelity Series Floating Rate High Income Fund	2,807,661	246,653	601,143	233,898	(37,798)	(21,296)	2,394,077	270,823
Fidelity Series Government Money Market Fund	227,060,493	39,334,190	52,452,231	11,037,020	-	-	213,942,452	213,942,452
Fidelity Series Growth Company Fund	88,599,721	28,135,339	27,993,381	10,558,062	5,789,362	(11,418,104)	83,112,937	3,959,644
Fidelity Series High Income Fund	18,831,117	1,247,337	3,639,301	1,193,042	(201,766)	413,822	16,651,209	1,947,510
Fidelity Series International Credit Fund	3,726,585	182,367	117,426	182,367	8,413	99,322	3,899,261	464,751
Fidelity Series International Developed Markets Bond Index Fund	135,290,313	41,411,279	26,412,781	5,097,937	(1,172,859)	(1,440,183)	147,675,769	17,151,657
Fidelity Series International Growth Fund	89,576,341	8,815,848	31,888,579	2,767,668	11,028,492	(13,720,168)	63,811,934	3,580,917
Fidelity Series International Small Cap Fund	52,667,778	4,206,567	13,227,714	4,069,060	2,346,202	(4,121,099)	41,871,734	2,508,792
Fidelity Series International Value Fund	90,007,442	5,811,244	30,846,487	3,031,723	9,051,397	(3,154,049)	70,869,547	5,214,831
Fidelity Series Intrinsic Opportunities Fund	16,694,268	2,719,882	5,391,989	1,761,115	295,705	(2,251,314)	12,066,552	1,169,240
Fidelity Series Investment Grade Bond Fund	1,243,988,890	93,210,216	243,950,375	51,112,878	(18,400,022)	32,980,899	1,107,829,608	110,012,871
Fidelity Series Large Cap Stock Fund	83,609,448	18,431,404	22,691,987	6,674,463	2,337,525	210,786	81,897,176	3,649,607
Fidelity Series Large Cap Value Index Fund	26,238,121	5,342,752	7,789,939	831,001	624,933	475,089	24,890,956	1,497,651
Fidelity Series Long-Term Treasury Bond Index Fund	124,805,096	26,334,570	44,585,647	3,542,733	(19,436,871)	17,658,965	104,776,113	18,981,180
Fidelity Series Opportunistic Insights Fund	52,750,485	10,978,838	16,173,141	3,845,095	3,907,938	(2,255,932)	49,208,188	2,144,148
Fidelity Series Overseas Fund	89,818,009	5,304,173	30,477,334	1,492,466	8,142,380	(6,568,447)	66,218,781	4,620,990
Fidelity Series Real Estate Income Fund	3,437,905	206,204	653,864	194,830	4,887	99,723	3,094,855	310,106
Fidelity Series Select International Small Cap Fund	-	565,433	-	-	-	-	565,433	48,744
Fidelity Series Short-Term Credit Fund	48,945,195	3,308,308	9,847,502	1,961,261	69,241	846,651	43,321,893	4,314,930
Fidelity Series Small Cap Core Fund	1,984,885	1,269,113	385,286	32,874	13,445	(310,461)	2,571,696	237,460
Fidelity Series Small Cap Discovery Fund	7,174,961	3,586,718	1,513,080	726,559	12,431	(1,601,569)	7,659,461	747,264
Fidelity Series Small Cap Opportunities Fund	24,462,508	4,476,027	9,752,826	2,014,490	1,947,667	(4,340,819)	16,792,557	1,259,757
Fidelity Series Stock Selector Large Cap Value Fund	58,544,758	18,052,258	19,972,765	6,821,629	1,157,903	(2,449,923)	55,332,231	4,065,557
Fidelity Series Value Discovery Fund	52,170,550	16,433,916	16,647,493	2,637,364	839,481	(1,160,724)	51,635,730	3,290,996
	3,520,670,335	461,983,809	931,744,170	150,717,383	10,447,249	31,640,228	3,092,997,451

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	1,968,022,989	1,968,022,989	-	-

Domestic Equity Funds	452,289,324	452,289,324	-	-

International Equity Funds	415,420,793	415,420,793	-	-

Short-Term Funds	43,321,893	43,321,893	-	-

U.S. Treasury Obligations	8,124,702	-	8,124,702	-

Money Market Funds	227,481,675	227,481,675	-	-
Total Investments in Securities:	3,114,661,376	3,106,536,674	8,124,702	-
Derivative Instruments:

Assets
Futures Contracts	3,152,775	3,152,775	-	-
Total Assets	3,152,775	3,152,775	-	-

Liabilities
Futures Contracts	(2,524,604)	(2,524,604)	-	-
Total Liabilities	(2,524,604)	(2,524,604)	-	-
Total Derivative Instruments:	628,171	628,171	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	365,867	(2,524,604)
Total Equity Risk	365,867	(2,524,604)
Interest Rate Risk
Futures Contracts (a)	2,786,908	0
Total Interest Rate Risk	2,786,908	0
Total Value of Derivatives	3,152,775	(2,524,604)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity Freedom® 2010 Fund
Financial Statements
Statement of Assets and Liabilities
As of March 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $8,124,889)	$8,124,702
Fidelity Central Funds (cost $13,539,223)	13,539,223
Other affiliated issuers (cost $2,963,952,159)	3,092,997,451

Total Investment in Securities (cost $2,985,616,271)		$3,114,661,376
Receivable for investments sold		9,175,635
Receivable for fund shares sold		1,873,837
Distributions receivable from Fidelity Central Funds		47,248
Other receivables		68
Total assets		3,125,758,164
Liabilities
Payable for investments purchased	$11,101,857
Payable for fund shares redeemed	2,836,903
Accrued management fee	1,124,837
Payable for daily variation margin on futures contracts	795,995
Total liabilities		15,859,592
Net Assets		$3,109,898,572
Net Assets consist of:
Paid in capital		$2,965,291,881
Total accumulated earnings (loss)		144,606,691
Net Assets		$3,109,898,572

Net Asset Value and Maximum Offering Price
Fidelity Freedom 2010 Fund :
Net Asset Value, offering price and redemption price per share ($2,031,902,569 ÷ 142,873,960 shares)		$14.22
Class K :
Net Asset Value, offering price and redemption price per share ($631,502,022 ÷ 44,437,151 shares)		$14.21
Class K6 :
Net Asset Value, offering price and redemption price per share ($446,493,981 ÷ 31,603,186 shares)		$14.13
Statement of Operations
Year ended March 31, 2025
Investment Income
Dividends:
Affiliated issuers		$111,028,508
Interest		327,531
Income from Fidelity Central Funds		273,540
Total income		111,629,579
Expenses
Management fee	$14,605,272
Independent trustees' fees and expenses	8,790
Total expenses before reductions	14,614,062
Expense reductions	(40)
Total expenses after reductions		14,614,022
Net Investment income (loss)		97,015,557
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(27)
Redemptions in-kind	10,455,909
Fidelity Central Funds	(6)
Other affiliated issuers	(8,660)
Futures contracts	(2,675,869)
Capital gain distributions from underlying funds:
Affiliated issuers	39,688,875
Total net realized gain (loss)		47,460,222
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(4)
Fidelity Central Funds	(32)
Other affiliated issuers	31,640,228
Futures contracts	(215,219)
Total change in net unrealized appreciation (depreciation)		31,424,973
Net gain (loss)		78,885,195
Net increase (decrease) in net assets resulting from operations		$175,900,752
Statement of Changes in Net Assets

	Year ended March 31, 2025	Year ended March 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$97,015,557	$104,424,901
Net realized gain (loss)	47,460,222	12,801,785
Change in net unrealized appreciation (depreciation)	31,424,973	143,802,983
Net increase (decrease) in net assets resulting from operations	175,900,752	261,029,669
Distributions to shareholders	(95,820,712)	(99,335,225)

Share transactions - net increase (decrease)	(499,965,471)	(492,518,750)
Total increase (decrease) in net assets	(419,885,431)	(330,824,306)

Net Assets
Beginning of period	3,529,784,003	3,860,608,309
End of period	$3,109,898,572	$3,529,784,003

Financial Highlights
Fidelity Freedom® 2010 Fund

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$13.91	$13.29	$14.98	$16.42	$14.31
Income from Investment Operations
Net investment income (loss) A,B	.41	.38	.44	.38	.17
Net realized and unrealized gain (loss)	.32	.61	(1.21)	(.35)	2.92
Total from investment operations	.73	.99	(.77)	.03	3.09
Distributions from net investment income	(.42)	(.37)	(.43)	(.39)	(.20)
Distributions from net realized gain	-	-	(.50)	(1.07)	(.78)
Total distributions	(.42)	(.37)	(.92) C	(1.47) C	(.98)
Net asset value, end of period	$14.22	$13.91	$13.29	$14.98	$16.42
Total Return D	5.29%	7.53%	(5.00)%	(.17)%	22.04%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.47%	.48%	.49%	.50%	.51%
Expenses net of fee waivers, if any	.47%	.48%	.49%	.50%	.51%
Expenses net of all reductions	.47%	.48%	.49%	.50%	.51%
Net investment income (loss)	2.86%	2.83%	3.29%	2.32%	1.08%
Supplemental Data
Net assets, end of period (000 omitted)	$2,031,903	$2,418,308	$2,793,349	$3,401,089	$3,814,845
Portfolio turnover rate G	14 % H	13% H	20% H	34%	24%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Freedom® 2010 Fund Class K

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$13.90	$13.28	$14.98	$16.41	$14.30
Income from Investment Operations
Net investment income (loss) A,B	.41	.39	.45	.39	.18
Net realized and unrealized gain (loss)	.32	.62	(1.22)	(.35)	2.92
Total from investment operations	.73	1.01	(.77)	.04	3.10
Distributions from net investment income	(.42)	(.39)	(.43)	(.40)	(.20)
Distributions from net realized gain	-	-	(.50)	(1.07)	(.78)
Total distributions	(.42)	(.39)	(.93)	(1.47)	(.99) C
Net asset value, end of period	$14.21	$13.90	$13.28	$14.98	$16.41
Total Return D	5.36%	7.64%	(5.03)%	(.07)%	22.11%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.42%	.43%	.44%	.44%	.45%
Expenses net of fee waivers, if any	.42%	.43%	.44%	.44%	.45%
Expenses net of all reductions	.42%	.43%	.44%	.44%	.45%
Net investment income (loss)	2.91%	2.89%	3.34%	2.38%	1.14%
Supplemental Data
Net assets, end of period (000 omitted)	$631,502	$806,533	$777,490	$1,085,375	$1,444,009
Portfolio turnover rate G	14 % H	13% H	20% H	34%	24%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Freedom® 2010 Fund Class K6

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$13.84	$13.21	$14.91	$16.35	$14.25
Income from Investment Operations
Net investment income (loss) A,B	.44	.41	.45	.39	.19
Net realized and unrealized gain (loss)	.31	.62	(1.21)	(.34)	2.91
Total from investment operations	.75	1.03	(.76)	.05	3.10
Distributions from net investment income	(.46)	(.40)	(.44)	(.42)	(.22)
Distributions from net realized gain	-	-	(.50)	(1.07)	(.78)
Total distributions	(.46)	(.40)	(.94)	(1.49)	(1.00)
Net asset value, end of period	$14.13	$13.84	$13.21	$14.91	$16.35
Total Return C	5.50%	7.90%	(4.97)%	(.02)%	22.23%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.25%	.25%	.38%	.38%	.38%
Expenses net of fee waivers, if any	.25%	.25%	.38%	.38%	.38%
Expenses net of all reductions	.25%	.25%	.38%	.38%	.38%
Net investment income (loss)	3.09%	3.06%	3.40%	2.44%	1.20%
Supplemental Data
Net assets, end of period (000 omitted)	$446,494	$304,943	$289,769	$330,459	$320,359
Portfolio turnover rate F	14 % G	13% G	20% G	34%	24%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
GPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Freedom® 2015 Fund
Schedule of Investments March 31, 2025
Showing Percentage of Net Assets
Bond Funds - 57.0%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	45,595,332	453,673,549
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	25,274,066	195,874,012
Fidelity Series Emerging Markets Debt Fund (b)	2,823,410	22,502,574
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	804,168	7,181,221
Fidelity Series Floating Rate High Income Fund (b)	386,428	3,416,025
Fidelity Series High Income Fund (b)	2,708,106	23,154,310
Fidelity Series International Credit Fund (b)	707,179	5,933,233
Fidelity Series International Developed Markets Bond Index Fund (b)	23,852,590	205,370,797
Fidelity Series Investment Grade Bond Fund (b)	137,265,683	1,382,265,427
Fidelity Series Long-Term Treasury Bond Index Fund (b)	28,526,144	157,464,313
Fidelity Series Real Estate Income Fund (b)	425,546	4,246,950
TOTAL BOND FUNDS (Cost $2,706,728,225)		2,461,082,411

Domestic Equity Funds - 20.0%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (b)	2,561,647	29,612,635
Fidelity Series Blue Chip Growth Fund (b)	5,045,143	86,877,366
Fidelity Series Commodity Strategy Fund (b)	92,517	8,679,983
Fidelity Series Growth Company Fund (b)	7,568,082	158,854,040
Fidelity Series Intrinsic Opportunities Fund (b)	2,231,230	23,026,291
Fidelity Series Large Cap Stock Fund (b)	6,975,810	156,537,168
Fidelity Series Large Cap Value Index Fund (b)	2,855,900	47,465,060
Fidelity Series Opportunistic Insights Fund (b)	4,102,733	94,157,732
Fidelity Series Small Cap Core Fund (b)	458,701	4,967,727
Fidelity Series Small Cap Discovery Fund (b)	1,417,095	14,525,224
Fidelity Series Small Cap Opportunities Fund (b)	2,387,660	31,827,511
Fidelity Series Stock Selector Large Cap Value Fund (b)	7,759,240	105,603,253
Fidelity Series Value Discovery Fund (b)	6,280,119	98,535,071
TOTAL DOMESTIC EQUITY FUNDS (Cost $519,039,683)		860,669,061

International Equity Funds - 17.1%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	2,951,563	47,165,982
Fidelity Series Emerging Markets Fund (b)	5,493,909	50,159,388
Fidelity Series Emerging Markets Opportunities Fund (b)	10,516,625	200,762,373
Fidelity Series International Growth Fund (b)	6,691,944	119,250,439
Fidelity Series International Small Cap Fund (b)	3,501,980	58,448,043
Fidelity Series International Value Fund (b)	9,896,518	134,493,683
Fidelity Series Overseas Fund (b)	8,699,566	124,664,781
Fidelity Series Select International Small Cap Fund (b)	67,631	784,519
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $486,339,764)		735,729,208

Short-Term Funds - 0.8%
	Shares	Value ($)
Fidelity Series Short-Term Credit Fund (b) (Cost $35,077,628)	3,532,247	35,463,757

U.S. Treasury Obligations - 0.3%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 4/24/2025 (d)	4.26	6,270,000	6,253,037
US Treasury Bills 0% 5/1/2025 (d)	4.23 to 4.24	4,980,000	4,962,436
US Treasury Bills 0% 6/12/2025 (d)	4.25	100,000	99,162
US Treasury Bills 0% 6/20/2025 (d)	4.24	90,000	89,159
US Treasury Bills 0% 6/5/2025 (d)	4.25	20,000	19,848
TOTAL U.S. TREASURY OBLIGATIONS (Cost $11,423,904)			11,423,642

Money Market Funds - 5.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	4.32	18,866,597	18,870,370
Fidelity Series Government Money Market Fund (b)(f)	4.43	197,608,024	197,608,024
TOTAL MONEY MARKET FUNDS (Cost $216,478,394)			216,478,394

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $3,975,087,598)	4,320,846,473
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(6,793,816)
NET ASSETS - 100.0%	4,314,052,657

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	494	Jun 2025	59,682,610	(2,109,552)	(2,109,552)
ICE MSCI Emerging Markets Index Contracts (United States)	705	Jun 2025	39,155,700	(1,307,565)	(1,307,565)

TOTAL EQUITY CONTRACTS					(3,417,117)

Interest Rate Contracts
CBOT 10 Year US Treasury Notes Contracts (United States)	1,225	Jun 2025	136,242,969	2,916,652	2,916,652
CBOT Long Term US Treasury Bond Contracts (United States)	338	Jun 2025	39,641,063	953,766	953,766

TOTAL INTEREST RATE CONTRACTS					3,870,418

TOTAL PURCHASED					453,301

Sold

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	215	Jun 2025	60,772,438	469,048	469,048

TOTAL FUTURES CONTRACTS					922,349
The notional amount of futures purchased as a percentage of Net Assets is 6.4%
The notional amount of futures sold as a percentage of Net Assets is 1.4%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated Fund
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $11,234,158.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	7,983,129	126,218,238	115,330,946	378,588	22	(73)	18,870,370	18,866,597	0.0%
Total	7,983,129	126,218,238	115,330,946	378,588	22	(73)	18,870,370

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	480,305,248	96,133,066	141,751,317	13,404,934	(938,194)	19,924,746	453,673,549	45,595,332
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	255,527,914	8,383,176	72,204,039	7,650,118	(19,705,854)	23,872,815	195,874,012	25,274,066
Fidelity Series All-Sector Equity Fund	35,372,713	4,025,801	9,359,496	2,796,544	1,074,860	(1,501,243)	29,612,635	2,561,647
Fidelity Series Blue Chip Growth Fund	97,680,272	24,830,966	32,847,691	8,630,034	7,753,692	(10,539,873)	86,877,366	5,045,143
Fidelity Series Canada Fund	60,592,022	4,146,569	20,287,339	1,505,317	6,071,633	(3,356,903)	47,165,982	2,951,563
Fidelity Series Commodity Strategy Fund	32,792,809	11,867,664	35,169,826	1,133,674	(16,872,895)	16,062,231	8,679,983	92,517
Fidelity Series Emerging Markets Debt Fund	26,761,180	1,490,189	6,106,305	1,403,973	(1,022,223)	1,379,733	22,502,574	2,823,410
Fidelity Series Emerging Markets Debt Local Currency Fund	8,454,470	359,050	1,591,593	336,860	(181,891)	141,185	7,181,221	804,168
Fidelity Series Emerging Markets Fund	75,067,461	1,864,886	29,861,155	1,471,193	1,198,221	1,889,975	50,159,388	5,493,909
Fidelity Series Emerging Markets Opportunities Fund	301,306,798	5,310,114	125,323,243	4,355,766	24,511,794	(5,043,090)	200,762,373	10,516,625
Fidelity Series Floating Rate High Income Fund	4,238,037	357,737	1,093,769	342,061	(86,742)	762	3,416,025	386,428
Fidelity Series Government Money Market Fund	213,421,937	45,312,125	61,126,038	10,251,534	-	-	197,608,024	197,608,024
Fidelity Series Growth Company Fund	182,026,606	49,660,593	62,463,724	20,342,929	17,089,559	(27,458,994)	158,854,040	7,568,082
Fidelity Series High Income Fund	26,714,628	2,491,633	6,324,738	1,659,282	(363,653)	636,440	23,154,310	2,708,106
Fidelity Series International Credit Fund	5,636,802	276,628	144,208	276,628	10,592	153,419	5,933,233	707,179
Fidelity Series International Developed Markets Bond Index Fund	197,483,486	59,476,022	47,796,315	7,298,200	(3,311,077)	(481,319)	205,370,797	23,852,590
Fidelity Series International Growth Fund	171,101,572	15,217,414	61,711,628	5,324,554	21,897,318	(27,254,237)	119,250,439	6,691,944
Fidelity Series International Small Cap Fund	76,774,721	6,000,103	21,709,555	5,778,108	3,436,726	(6,053,952)	58,448,043	3,501,980
Fidelity Series International Value Fund	171,924,648	9,532,398	57,946,865	5,830,330	16,878,754	(5,895,252)	134,493,683	9,896,518
Fidelity Series Intrinsic Opportunities Fund	34,300,987	4,677,840	12,101,526	3,469,759	906,553	(4,757,563)	23,026,291	2,231,230
Fidelity Series Investment Grade Bond Fund	1,629,985,802	122,725,062	387,970,192	65,243,730	(30,612,650)	48,137,405	1,382,265,427	137,265,683
Fidelity Series Large Cap Stock Fund	171,462,182	30,387,835	50,466,199	13,204,197	12,963,137	(7,809,787)	156,537,168	6,975,810
Fidelity Series Large Cap Value Index Fund	53,875,375	8,782,608	17,365,822	1,602,277	2,971,836	(798,937)	47,465,060	2,855,900
Fidelity Series Long-Term Treasury Bond Index Fund	194,299,981	38,990,768	72,884,141	5,440,008	(30,946,287)	28,003,992	157,464,313	28,526,144
Fidelity Series Opportunistic Insights Fund	108,622,058	18,945,704	36,911,073	7,411,538	11,740,695	(8,239,652)	94,157,732	4,102,733
Fidelity Series Overseas Fund	171,563,031	8,304,693	57,968,538	2,870,680	15,398,309	(12,632,714)	124,664,781	8,699,566
Fidelity Series Real Estate Income Fund	4,927,971	287,079	1,113,110	271,258	(6,358)	151,368	4,246,950	425,546
Fidelity Series Select International Small Cap Fund	-	784,519	-	-	-	-	784,519	67,631
Fidelity Series Short-Term Credit Fund	41,756,514	4,331,917	11,405,882	1,664,114	52,647	728,561	35,463,757	3,532,247
Fidelity Series Small Cap Core Fund	4,437,810	1,801,349	745,702	65,586	51,722	(577,452)	4,967,727	458,701
Fidelity Series Small Cap Discovery Fund	14,999,915	7,060,109	4,391,591	1,459,787	120,059	(3,263,268)	14,525,224	1,417,095
Fidelity Series Small Cap Opportunities Fund	50,454,057	8,597,164	22,552,007	3,995,806	5,438,501	(10,110,204)	31,827,511	2,387,660
Fidelity Series Stock Selector Large Cap Value Fund	120,087,756	30,443,830	42,609,858	13,141,158	4,714,761	(7,033,236)	105,603,253	7,759,240
Fidelity Series Value Discovery Fund	107,438,138	27,908,342	36,227,236	5,081,784	1,822,613	(2,406,786)	98,535,071	6,280,119
	5,131,394,901	660,764,953	1,549,531,721	224,713,721	52,056,158	(4,131,830)	4,290,552,461

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	2,461,082,411	2,461,082,411	-	-

Domestic Equity Funds	860,669,061	860,669,061	-	-

International Equity Funds	735,729,208	735,729,208	-	-

Short-Term Funds	35,463,757	35,463,757	-	-

U.S. Treasury Obligations	11,423,642	-	11,423,642	-

Money Market Funds	216,478,394	216,478,394	-	-
Total Investments in Securities:	4,320,846,473	4,309,422,831	11,423,642	-
Derivative Instruments:

Assets
Futures Contracts	4,339,466	4,339,466	-	-
Total Assets	4,339,466	4,339,466	-	-

Liabilities
Futures Contracts	(3,417,117)	(3,417,117)	-	-
Total Liabilities	(3,417,117)	(3,417,117)	-	-
Total Derivative Instruments:	922,349	922,349	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	469,048	(3,417,117)
Total Equity Risk	469,048	(3,417,117)
Interest Rate Risk
Futures Contracts (a)	3,870,418	0
Total Interest Rate Risk	3,870,418	0
Total Value of Derivatives	4,339,466	(3,417,117)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity Freedom® 2015 Fund
Financial Statements
Statement of Assets and Liabilities
As of March 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $11,423,904)	$11,423,642
Fidelity Central Funds (cost $18,870,370)	18,870,370
Other affiliated issuers (cost $3,944,793,324)	4,290,552,461

Total Investment in Securities (cost $3,975,087,598)		$4,320,846,473
Receivable for investments sold		19,569,491
Receivable for fund shares sold		2,752,211
Distributions receivable from Fidelity Central Funds		65,827
Other receivables		94
Total assets		4,343,234,096
Liabilities
Payable for investments purchased	$20,268,725
Payable for fund shares redeemed	6,129,832
Accrued management fee	1,640,276
Payable for daily variation margin on futures contracts	1,142,606
Total liabilities		29,181,439
Net Assets		$4,314,052,657
Net Assets consist of:
Paid in capital		$3,916,152,146
Total accumulated earnings (loss)		397,900,511
Net Assets		$4,314,052,657

Net Asset Value and Maximum Offering Price
Fidelity Freedom 2015 Fund :
Net Asset Value, offering price and redemption price per share ($2,428,200,950 ÷ 208,629,061 shares)		$11.64
Class K :
Net Asset Value, offering price and redemption price per share ($1,050,922,825 ÷ 90,447,702 shares)		$11.62
Class K6 :
Net Asset Value, offering price and redemption price per share ($834,928,882 ÷ 72,228,662 shares)		$11.56
Statement of Operations
Year ended March 31, 2025
Investment Income
Dividends:
Affiliated issuers		$148,848,352
Interest		467,974
Income from Fidelity Central Funds		378,588
Total income		149,694,914
Expenses
Management fee	$21,778,054
Independent trustees' fees and expenses	12,545
Miscellaneous	35
Total expenses before reductions	21,790,634
Expense reductions	(34)
Total expenses after reductions		21,790,600
Net Investment income (loss)		127,904,314
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	72
Redemptions in-kind	17,878,429
Fidelity Central Funds	22
Other affiliated issuers	34,177,729
Futures contracts	(4,150,858)
Capital gain distributions from underlying funds:
Affiliated issuers	75,865,369
Total net realized gain (loss)		123,770,763
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(3)
Fidelity Central Funds	(73)
Other affiliated issuers	(4,131,830)
Futures contracts	(179,268)
Total change in net unrealized appreciation (depreciation)		(4,311,174)
Net gain (loss)		119,459,589
Net increase (decrease) in net assets resulting from operations		$247,363,903
Statement of Changes in Net Assets

	Year ended March 31, 2025	Year ended March 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$127,904,314	$141,486,005
Net realized gain (loss)	123,770,763	60,262,889
Change in net unrealized appreciation (depreciation)	(4,311,174)	266,730,857
Net increase (decrease) in net assets resulting from operations	247,363,903	468,479,751
Distributions to shareholders	(181,676,640)	(140,379,093)

Share transactions - net increase (decrease)	(896,587,528)	(790,581,145)
Total increase (decrease) in net assets	(830,900,265)	(462,480,487)

Net Assets
Beginning of period	5,144,952,922	5,607,433,409
End of period	$4,314,052,657	$5,144,952,922

Financial Highlights
Fidelity Freedom® 2015 Fund

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$11.50	$10.79	$12.37	$13.69	$11.53
Income from Investment Operations
Net investment income (loss) A,B	.31	.29	.34	.31	.14
Net realized and unrealized gain (loss)	.28	.71	(1.06)	(.23)	2.94
Total from investment operations	.59	1.00	(.72)	.08	3.08
Distributions from net investment income	(.33)	(.28)	(.34)	(.33)	(.16)
Distributions from net realized gain	(.13)	(.02)	(.53)	(1.08)	(.76)
Total distributions	(.45) C	(.29) C	(.86) C	(1.40) C	(.92)
Net asset value, end of period	$11.64	$11.50	$10.79	$12.37	$13.69
Total Return D	5.24%	9.37%	(5.65)%	.19%	27.45%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.52%	.53%	.53%	.54%	.55%
Expenses net of fee waivers, if any	.52%	.53%	.53%	.54%	.55%
Expenses net of all reductions	.52%	.53%	.53%	.54%	.55%
Net investment income (loss)	2.64%	2.62%	3.11%	2.31%	1.07%
Supplemental Data
Net assets, end of period (000 omitted)	$2,428,201	$3,086,897	$3,643,870	$4,530,090	$5,028,435
Portfolio turnover rate G	14 % H	13% H	21% H	34%	26%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Freedom® 2015 Fund Class K

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$11.48	$10.78	$12.36	$13.67	$11.52
Income from Investment Operations
Net investment income (loss) A,B	.31	.29	.34	.32	.15
Net realized and unrealized gain (loss)	.29	.72	(1.05)	(.22)	2.93
Total from investment operations	.60	1.01	(.71)	.10	3.08
Distributions from net investment income	(.33)	(.29)	(.34)	(.33)	(.17)
Distributions from net realized gain	(.13)	(.02)	(.53)	(1.08)	(.76)
Total distributions	(.46)	(.31)	(.87)	(1.41)	(.93)
Net asset value, end of period	$11.62	$11.48	$10.78	$12.36	$13.67
Total Return C	5.32%	9.42%	(5.60)%	.31%	27.45%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.45%	.46%	.47%	.48%	.48%
Expenses net of fee waivers, if any	.45%	.46%	.47%	.48%	.48%
Expenses net of all reductions	.45%	.46%	.47%	.48%	.48%
Net investment income (loss)	2.70%	2.69%	3.17%	2.37%	1.14%
Supplemental Data
Net assets, end of period (000 omitted)	$1,050,923	$1,414,359	$1,365,140	$1,988,710	$2,592,940
Portfolio turnover rate F	14 % G	13% G	21% G	34%	26%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
GPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Freedom® 2015 Fund Class K6

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$11.43	$10.73	$12.32	$13.63	$11.49
Income from Investment Operations
Net investment income (loss) A,B	.34	.31	.35	.33	.16
Net realized and unrealized gain (loss)	.28	.71	(1.06)	(.22)	2.92
Total from investment operations	.62	1.02	(.71)	.11	3.08
Distributions from net investment income	(.36)	(.31)	(.35)	(.35)	(.18)
Distributions from net realized gain	(.13)	(.02)	(.53)	(1.08)	(.76)
Total distributions	(.49)	(.32) C	(.88)	(1.42) C	(.94)
Net asset value, end of period	$11.56	$11.43	$10.73	$12.32	$13.63
Total Return D	5.54%	9.61%	(5.58)%	.43%	27.58%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.26%	.27%	.40%	.40%	.40%
Expenses net of fee waivers, if any	.26%	.27%	.40%	.40%	.40%
Expenses net of all reductions	.26%	.27%	.40%	.40%	.40%
Net investment income (loss)	2.89%	2.88%	3.24%	2.45%	1.22%
Supplemental Data
Net assets, end of period (000 omitted)	$834,929	$643,697	$598,423	$666,631	$746,814
Portfolio turnover rate G	14 % H	13% H	21% H	34%	26%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Freedom® 2020 Fund
Schedule of Investments March 31, 2025
Showing Percentage of Net Assets
Bond Funds - 50.8%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	61,408,200	611,011,587
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	116,744,786	904,772,088
Fidelity Series Emerging Markets Debt Fund (b)	8,096,295	64,527,472
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	2,259,923	20,181,114
Fidelity Series Floating Rate High Income Fund (b)	1,283,319	11,344,538
Fidelity Series High Income Fund (b)	7,934,461	67,839,645
Fidelity Series International Credit Fund (b)	2,357,363	19,778,274
Fidelity Series International Developed Markets Bond Index Fund (b)	69,972,529	602,463,477
Fidelity Series Investment Grade Bond Fund (b)	356,528,884	3,590,245,858
Fidelity Series Long-Term Treasury Bond Index Fund (b)	89,654,087	494,890,559
Fidelity Series Real Estate Income Fund (b)	1,265,899	12,633,671
TOTAL BOND FUNDS (Cost $7,226,015,109)		6,399,688,283

Domestic Equity Funds - 25.4%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (b)	9,559,823	110,511,559
Fidelity Series Blue Chip Growth Fund (b)	18,840,826	324,439,017
Fidelity Series Commodity Strategy Fund (b)	270,479	25,376,354
Fidelity Series Growth Company Fund (b)	28,216,560	592,265,585
Fidelity Series Intrinsic Opportunities Fund (b)	8,302,529	85,682,094
Fidelity Series Large Cap Stock Fund (b)	26,009,276	583,648,156
Fidelity Series Large Cap Value Index Fund (b)	10,627,137	176,623,020
Fidelity Series Opportunistic Insights Fund (b)	15,317,204	351,529,838
Fidelity Series Small Cap Core Fund (b)	1,719,204	18,618,981
Fidelity Series Small Cap Discovery Fund (b)	5,276,435	54,083,457
Fidelity Series Small Cap Opportunities Fund (b)	8,879,340	118,361,606
Fidelity Series Stock Selector Large Cap Value Fund (b)	28,877,240	393,019,241
Fidelity Series Value Discovery Fund (b)	23,369,178	366,662,397
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,928,715,867)		3,200,821,305

International Equity Funds - 20.8%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	10,939,924	174,819,988
Fidelity Series Emerging Markets Fund (b)	18,992,870	173,404,903
Fidelity Series Emerging Markets Opportunities Fund (b)	36,357,058	694,056,237
Fidelity Series International Growth Fund (b)	24,900,350	443,724,245
Fidelity Series International Small Cap Fund (b)	10,297,873	171,871,501
Fidelity Series International Value Fund (b)	36,831,921	500,545,806
Fidelity Series Overseas Fund (b)	32,115,632	460,217,011
Fidelity Series Select International Small Cap Fund (b)	197,780	2,294,251
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,738,209,145)		2,620,933,942

Short-Term Funds - 0.2%
	Shares	Value ($)
Fidelity Series Short-Term Credit Fund (b) (Cost $29,227,612)	2,965,896	29,777,601

U.S. Treasury Obligations - 0.3%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 4/24/2025 (d)	4.26	18,330,000	18,280,410
US Treasury Bills 0% 5/1/2025 (d)	4.23 to 4.24	14,770,000	14,717,907
TOTAL U.S. TREASURY OBLIGATIONS (Cost $32,999,090)			32,998,317

Money Market Funds - 2.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	4.32	55,322,548	55,333,612
Fidelity Series Government Money Market Fund (b)(f)	4.43	288,373,255	288,373,255
TOTAL MONEY MARKET FUNDS (Cost $343,706,867)			343,706,867

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $11,298,873,690)	12,627,926,315
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(20,303,197)
NET ASSETS - 100.0%	12,607,623,118

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	1,360	Jun 2025	164,308,400	(5,779,715)	(5,779,715)
ICE MSCI Emerging Markets Index Contracts (United States)	1,952	Jun 2025	108,414,080	(3,621,040)	(3,621,040)

TOTAL EQUITY CONTRACTS					(9,400,755)

Interest Rate Contracts
CBOT 10 Year US Treasury Notes Contracts (United States)	3,577	Jun 2025	397,829,469	8,516,622	8,516,622
CBOT Long Term US Treasury Bond Contracts (United States)	986	Jun 2025	115,639,313	2,786,613	2,786,613

TOTAL INTEREST RATE CONTRACTS					11,303,235

TOTAL PURCHASED					1,902,480

Sold

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	588	Jun 2025	166,205,550	1,288,483	1,288,483

TOTAL FUTURES CONTRACTS					3,190,963
The notional amount of futures purchased as a percentage of Net Assets is 6.3%
The notional amount of futures sold as a percentage of Net Assets is 1.3%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated Fund
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $32,128,682.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	23,295,933	380,299,133	348,261,288	1,157,995	(60)	(106)	55,333,612	55,322,548	0.1%
Total	23,295,933	380,299,133	348,261,288	1,157,995	(60)	(106)	55,333,612

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	574,430,598	253,941,655	242,076,711	18,319,789	(1,442,568)	26,158,613	611,011,587	61,408,200
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1,165,731,416	39,786,890	320,684,366	35,302,184	(77,173,334)	97,111,482	904,772,088	116,744,786
Fidelity Series All-Sector Equity Fund	136,218,085	13,448,913	38,264,659	10,453,518	5,844,943	(6,735,723)	110,511,559	9,559,823
Fidelity Series Blue Chip Growth Fund	376,133,357	92,739,112	135,705,061	33,183,761	35,169,111	(43,897,502)	324,439,017	18,840,826
Fidelity Series Canada Fund	223,769,901	14,460,079	73,475,136	5,641,930	22,496,933	(12,431,789)	174,819,988	10,939,924
Fidelity Series Commodity Strategy Fund	96,961,926	36,201,670	105,234,106	3,397,461	(49,956,413)	47,403,277	25,376,354	270,479
Fidelity Series Emerging Markets Debt Fund	78,679,428	4,158,341	19,424,025	4,112,889	(3,860,534)	4,974,262	64,527,472	8,096,295
Fidelity Series Emerging Markets Debt Local Currency Fund	24,543,226	963,942	5,229,813	962,252	(428,398)	332,157	20,181,114	2,259,923
Fidelity Series Emerging Markets Fund	255,419,850	5,592,085	98,346,463	5,166,530	3,857,230	6,882,201	173,404,903	18,992,870
Fidelity Series Emerging Markets Opportunities Fund	1,025,190,819	15,359,800	414,138,873	15,297,044	75,973,078	(8,328,587)	694,056,237	36,357,058
Fidelity Series Floating Rate High Income Fund	14,017,570	1,145,845	3,533,176	1,144,980	(269,893)	(15,808)	11,344,538	1,283,319
Fidelity Series Government Money Market Fund	279,933,691	101,515,226	93,075,662	14,410,519	-	-	288,373,255	288,373,255
Fidelity Series Growth Company Fund	701,078,430	180,379,567	254,913,628	76,254,876	81,877,855	(116,156,639)	592,265,585	28,216,560
Fidelity Series High Income Fund	77,560,796	9,884,212	20,407,338	4,878,095	(1,027,903)	1,829,878	67,839,645	7,934,461
Fidelity Series International Credit Fund	18,996,951	928,671	697,457	928,672	47,158	502,951	19,778,274	2,357,363
Fidelity Series International Developed Markets Bond Index Fund	588,547,705	178,549,220	153,677,565	21,717,525	(9,403,169)	(1,552,714)	602,463,477	69,972,529
Fidelity Series International Growth Fund	631,904,296	50,446,126	219,359,549	19,959,181	78,983,476	(98,250,104)	443,724,245	24,900,350
Fidelity Series International Small Cap Fund	229,243,172	17,467,135	67,269,434	17,280,260	11,703,835	(19,273,207)	171,871,501	10,297,873
Fidelity Series International Value Fund	634,939,759	30,389,802	206,341,205	21,852,196	58,940,910	(17,383,460)	500,545,806	36,831,921
Fidelity Series Intrinsic Opportunities Fund	132,026,197	16,909,462	48,828,572	13,234,244	3,523,425	(17,948,418)	85,682,094	8,302,529
Fidelity Series Investment Grade Bond Fund	4,322,006,228	336,510,832	1,117,208,032	173,101,155	(79,097,232)	128,034,062	3,590,245,858	356,528,884
Fidelity Series Large Cap Stock Fund	660,303,940	103,353,311	201,295,566	50,623,838	62,158,853	(40,872,382)	583,648,156	26,009,276
Fidelity Series Large Cap Value Index Fund	207,417,143	30,049,656	69,579,064	5,997,004	15,827,164	(7,091,879)	176,623,020	10,627,137
Fidelity Series Long-Term Treasury Bond Index Fund	615,545,476	121,103,857	233,235,500	17,471,028	(99,929,067)	91,405,793	494,890,559	89,654,087
Fidelity Series Opportunistic Insights Fund	418,274,644	64,355,102	146,427,122	27,758,188	54,250,404	(38,923,190)	351,529,838	15,317,204
Fidelity Series Overseas Fund	633,606,416	25,697,972	210,204,313	10,760,698	58,252,113	(47,135,177)	460,217,011	32,115,632
Fidelity Series Real Estate Income Fund	14,944,930	823,256	3,585,285	821,869	(3,379)	454,149	12,633,671	1,265,899
Fidelity Series Select International Small Cap Fund	-	2,294,251	-	-	-	-	2,294,251	197,780
Fidelity Series Short-Term Credit Fund	37,975,926	6,985,142	15,952,324	1,552,086	110,449	658,408	29,777,601	2,965,896
Fidelity Series Small Cap Core Fund	17,812,753	5,800,292	3,071,396	258,470	287,168	(2,209,836)	18,618,981	1,719,204
Fidelity Series Small Cap Discovery Fund	57,750,680	27,160,186	18,990,098	5,620,027	586,477	(12,423,788)	54,083,457	5,276,435
Fidelity Series Small Cap Opportunities Fund	194,238,399	32,459,782	91,169,044	15,345,464	20,596,829	(37,764,360)	118,361,606	8,879,340
Fidelity Series Stock Selector Large Cap Value Fund	462,435,903	105,947,540	168,125,960	49,157,734	25,492,135	(32,730,377)	393,019,241	28,877,240
Fidelity Series Value Discovery Fund	413,715,056	99,273,938	144,840,752	19,015,542	10,622,455	(12,108,300)	366,662,397	23,369,178
	15,321,354,667	2,026,082,870	4,944,367,255	700,981,009	304,010,111	(167,486,007)	12,539,594,386

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	6,399,688,283	6,399,688,283	-	-

Domestic Equity Funds	3,200,821,305	3,200,821,305	-	-

International Equity Funds	2,620,933,942	2,620,933,942	-	-

Short-Term Funds	29,777,601	29,777,601	-	-

U.S. Treasury Obligations	32,998,317	-	32,998,317	-

Money Market Funds	343,706,867	343,706,867	-	-
Total Investments in Securities:	12,627,926,315	12,594,927,998	32,998,317	-
Derivative Instruments:

Assets
Futures Contracts	12,591,718	12,591,718	-	-
Total Assets	12,591,718	12,591,718	-	-

Liabilities
Futures Contracts	(9,400,755)	(9,400,755)	-	-
Total Liabilities	(9,400,755)	(9,400,755)	-	-
Total Derivative Instruments:	3,190,963	3,190,963	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	1,288,483	(9,400,755)
Total Equity Risk	1,288,483	(9,400,755)
Interest Rate Risk
Futures Contracts (a)	11,303,235	0
Total Interest Rate Risk	11,303,235	0
Total Value of Derivatives	12,591,718	(9,400,755)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity Freedom® 2020 Fund
Financial Statements
Statement of Assets and Liabilities
As of March 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $32,999,090)	$32,998,317
Fidelity Central Funds (cost $55,333,612)	55,333,612
Other affiliated issuers (cost $11,210,540,988)	12,539,594,386

Total Investment in Securities (cost $11,298,873,690)		$12,627,926,315
Receivable for investments sold		79,430,131
Receivable for fund shares sold		12,254,477
Distributions receivable from Fidelity Central Funds		194,048
Other receivables		260
Total assets		12,719,805,231
Liabilities
Payable for investments purchased	$79,063,058
Payable for fund shares redeemed	24,768,890
Accrued management fee	5,076,165
Payable for daily variation margin on futures contracts	3,274,000
Total liabilities		112,182,113
Net Assets		$12,607,623,118
Net Assets consist of:
Paid in capital		$11,065,805,319
Total accumulated earnings (loss)		1,541,817,799
Net Assets		$12,607,623,118

Net Asset Value and Maximum Offering Price
Fidelity Freedom 2020 Fund :
Net Asset Value, offering price and redemption price per share ($6,001,967,804 ÷ 410,610,961 shares)		$14.62
Class K :
Net Asset Value, offering price and redemption price per share ($3,744,844,363 ÷ 256,497,069 shares)		$14.60
Class K6 :
Net Asset Value, offering price and redemption price per share ($2,860,810,951 ÷ 196,967,685 shares)		$14.52
Statement of Operations
Year ended March 31, 2025
Investment Income
Dividends:
Affiliated issuers		$417,305,792
Interest		1,398,618
Income from Fidelity Central Funds		1,157,995
Total income		419,862,405
Expenses
Management fee	$68,875,290
Independent trustees' fees and expenses	37,541
Miscellaneous	81
Total expenses before reductions	68,912,912
Expense reductions	(129)
Total expenses after reductions		68,912,783
Net Investment income (loss)		350,949,622
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	399
Redemptions in-kind	92,534,754
Fidelity Central Funds	(60)
Other affiliated issuers	211,475,357
Futures contracts	(13,726,694)
Capital gain distributions from underlying funds:
Affiliated issuers	283,675,217
Total net realized gain (loss)		573,958,973
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(5)
Fidelity Central Funds	(106)
Other affiliated issuers	(167,486,007)
Futures contracts	(16,349)
Total change in net unrealized appreciation (depreciation)		(167,502,467)
Net gain (loss)		406,456,506
Net increase (decrease) in net assets resulting from operations		$757,406,128
Statement of Changes in Net Assets

	Year ended March 31, 2025	Year ended March 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$350,949,622	$392,262,296
Net realized gain (loss)	573,958,973	284,218,117
Change in net unrealized appreciation (depreciation)	(167,502,467)	983,880,737
Net increase (decrease) in net assets resulting from operations	757,406,128	1,660,361,150
Distributions to shareholders	(642,129,319)	(426,432,420)

Share transactions - net increase (decrease)	(2,867,945,988)	(2,756,210,259)
Total increase (decrease) in net assets	(2,752,669,179)	(1,522,281,529)

Net Assets
Beginning of period	15,360,292,297	16,882,573,826
End of period	$12,607,623,118	$15,360,292,297

Financial Highlights
Fidelity Freedom® 2020 Fund

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$14.55	$13.44	$15.72	$17.53	$14.21
Income from Investment Operations
Net investment income (loss) A,B	.35	.33	.40	.39	.18
Net realized and unrealized gain (loss)	.39	1.15	(1.43)	(.19)	4.32
Total from investment operations	.74	1.48	(1.03)	.20	4.50
Distributions from net investment income	(.37)	(.32)	(.40)	(.42)	(.20)
Distributions from net realized gain	(.30)	(.05)	(.86)	(1.59)	(.98)
Total distributions	(.67)	(.37)	(1.25) C	(2.01)	(1.18)
Net asset value, end of period	$14.62	$14.55	$13.44	$15.72	$17.53
Total Return D	5.22%	11.11%	(6.35)%	.66%	32.56%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.56%	.57%	.58%	.58%	.59%
Expenses net of fee waivers, if any	.56%	.57%	.58%	.58%	.59%
Expenses net of all reductions	.56%	.57%	.58%	.58%	.59%
Net investment income (loss)	2.40%	2.41%	2.93%	2.29%	1.07%
Supplemental Data
Net assets, end of period (000 omitted)	$6,001,968	$8,014,855	$9,662,440	$12,039,706	$13,282,370
Portfolio turnover rate G	14 % H	14% H	23% H	34%	26%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Freedom® 2020 Fund Class K

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$14.54	$13.43	$15.71	$17.52	$14.20
Income from Investment Operations
Net investment income (loss) A,B	.36	.34	.41	.41	.19
Net realized and unrealized gain (loss)	.39	1.16	(1.43)	(.20)	4.32
Total from investment operations	.75	1.50	(1.02)	.21	4.51
Distributions from net investment income	(.39)	(.34)	(.40)	(.42)	(.21)
Distributions from net realized gain	(.30)	(.05)	(.86)	(1.59)	(.98)
Total distributions	(.69)	(.39)	(1.26)	(2.02) C	(1.19)
Net asset value, end of period	$14.60	$14.54	$13.43	$15.71	$17.52
Total Return D	5.26%	11.26%	(6.32)%	.70%	32.66%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.49%	.50%	.50%	.51%	.52%
Expenses net of fee waivers, if any	.49%	.50%	.50%	.51%	.52%
Expenses net of all reductions	.49%	.50%	.50%	.51%	.52%
Net investment income (loss)	2.47%	2.48%	3.01%	2.36%	1.15%
Supplemental Data
Net assets, end of period (000 omitted)	$3,744,844	$4,981,952	$5,000,495	$7,535,845	$10,341,455
Portfolio turnover rate G	14 % H	14% H	23% H	34%	26%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Freedom® 2020 Fund Class K6

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$14.48	$13.37	$15.65	$17.47	$14.16
Income from Investment Operations
Net investment income (loss) A,B	.39	.37	.42	.42	.20
Net realized and unrealized gain (loss)	.37	1.15	(1.42)	(.20)	4.32
Total from investment operations	.76	1.52	(1.00)	.22	4.52
Distributions from net investment income	(.43)	(.36)	(.42)	(.45)	(.23)
Distributions from net realized gain	(.30)	(.05)	(.86)	(1.59)	(.98)
Total distributions	(.72) C	(.41)	(1.28)	(2.04)	(1.21)
Net asset value, end of period	$14.52	$14.48	$13.37	$15.65	$17.47
Total Return D	5.42%	11.49%	(6.21)%	.77%	32.85%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.29%	.30%	.42%	.42%	.42%
Expenses net of fee waivers, if any	.29%	.30%	.42%	.42%	.42%
Expenses net of all reductions	.29%	.30%	.42%	.42%	.42%
Net investment income (loss)	2.67%	2.68%	3.10%	2.46%	1.24%
Supplemental Data
Net assets, end of period (000 omitted)	$2,860,811	$2,363,485	$2,219,638	$2,428,224	$2,668,267
Portfolio turnover rate G	14 % H	14% H	23% H	34%	26%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Freedom® 2025 Fund
Schedule of Investments March 31, 2025
Showing Percentage of Net Assets
Bond Funds - 45.2%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	968,128	9,632,869
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	247,112,634	1,915,122,912
Fidelity Series Emerging Markets Debt Fund (b)	12,239,070	97,545,386
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	3,333,907	29,771,792
Fidelity Series Floating Rate High Income Fund (b)	1,934,884	17,104,377
Fidelity Series High Income Fund (b)	12,146,324	103,851,072
Fidelity Series International Credit Fund (b)	1,976,493	16,582,775
Fidelity Series International Developed Markets Bond Index Fund (b)	107,156,999	922,621,762
Fidelity Series Investment Grade Bond Fund (b)	470,243,576	4,735,352,806
Fidelity Series Long-Term Treasury Bond Index Fund (b)	150,918,597	833,070,656
Fidelity Series Real Estate Income Fund (b)	1,920,078	19,162,377
TOTAL BOND FUNDS (Cost $10,048,376,560)		8,699,818,784

Domestic Equity Funds - 30.1%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (b)	17,262,181	199,550,809
Fidelity Series Blue Chip Growth Fund (b)	34,021,599	585,851,943
Fidelity Series Commodity Strategy Fund (b)	413,319	38,777,549
Fidelity Series Growth Company Fund (b)	51,209,061	1,074,878,199
Fidelity Series Intrinsic Opportunities Fund (b)	15,158,929	156,440,151
Fidelity Series Large Cap Stock Fund (b)	47,196,324	1,059,085,513
Fidelity Series Large Cap Value Index Fund (b)	19,392,515	322,303,605
Fidelity Series Opportunistic Insights Fund (b)	27,681,711	635,295,262
Fidelity Series Small Cap Core Fund (b)	3,133,806	33,939,123
Fidelity Series Small Cap Discovery Fund (b)	9,650,403	98,916,633
Fidelity Series Small Cap Opportunities Fund (b)	16,211,828	216,103,673
Fidelity Series Stock Selector Large Cap Value Fund (b)	52,437,887	713,679,639
Fidelity Series Value Discovery Fund (b)	42,668,055	669,461,780
TOTAL DOMESTIC EQUITY FUNDS (Cost $3,642,471,867)		5,804,283,879

International Equity Funds - 24.2%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	19,875,294	317,607,200
Fidelity Series Emerging Markets Fund (b)	33,084,968	302,065,762
Fidelity Series Emerging Markets Opportunities Fund (b)	63,331,681	1,209,001,790
Fidelity Series International Growth Fund (b)	45,596,997	812,538,493
Fidelity Series International Small Cap Fund (b)	15,378,423	256,665,885
Fidelity Series International Value Fund (b)	67,284,525	914,396,690
Fidelity Series Overseas Fund (b)	58,345,203	836,086,752
Fidelity Series Select International Small Cap Fund (b)	301,912	3,502,178
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $3,216,481,670)		4,651,864,750

U.S. Treasury Obligations - 0.3%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 4/24/2025 (d)	4.26	28,380,000	28,303,221
US Treasury Bills 0% 5/1/2025 (d)	4.23 to 4.24	22,070,000	21,992,160
US Treasury Bills 0% 5/8/2025 (d)	4.26 to 4.28	140,000	139,390
TOTAL U.S. TREASURY OBLIGATIONS (Cost $50,435,941)			50,434,771

Money Market Funds - 0.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $82,844,595)	4.32	82,828,029	82,844,595

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $17,040,610,633)	19,289,246,779
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(29,810,316)
NET ASSETS - 100.0%	19,259,436,463

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	1,995	Jun 2025	241,025,925	(8,465,279)	(8,465,279)
ICE MSCI Emerging Markets Index Contracts (United States)	2,974	Jun 2025	165,175,960	(5,516,544)	(5,516,544)

TOTAL EQUITY CONTRACTS					(13,981,823)

Interest Rate Contracts
CBOT 10 Year US Treasury Notes Contracts (United States)	5,456	Jun 2025	606,809,500	12,990,409	12,990,409
CBOT Long Term US Treasury Bond Contracts (United States)	1,504	Jun 2025	176,391,000	4,250,575	4,250,575

TOTAL INTEREST RATE CONTRACTS					17,240,984

TOTAL PURCHASED					3,259,161

Sold

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	715	Jun 2025	202,103,688	1,596,316	1,596,316

TOTAL FUTURES CONTRACTS					4,855,477
The notional amount of futures purchased as a percentage of Net Assets is 6.3%
The notional amount of futures sold as a percentage of Net Assets is 1.0%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated Fund
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $47,547,612.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	31,458,078	576,691,631	525,304,852	1,739,937	(108)	(154)	82,844,595	82,828,029	0.1%
Total	31,458,078	576,691,631	525,304,852	1,739,937	(108)	(154)	82,844,595

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	2,692,008	158,799,125	152,629,372	2,724,697	540,341	230,767	9,632,869	968,128
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	2,058,999,380	299,227,407	481,817,584	68,471,588	(31,331,928)	70,045,637	1,915,122,912	247,112,634
Fidelity Series All-Sector Equity Fund	241,809,784	21,496,669	61,785,596	18,985,569	9,199,124	(11,169,172)	199,550,809	17,262,181
Fidelity Series Blue Chip Growth Fund	667,619,859	167,852,774	233,461,522	60,038,262	51,881,708	(68,040,876)	585,851,943	34,021,599
Fidelity Series Canada Fund	388,053,005	27,081,864	114,843,640	10,256,370	33,639,146	(16,323,175)	317,607,200	19,875,294
Fidelity Series Commodity Strategy Fund	147,008,902	51,598,925	156,007,676	5,158,960	(85,115,643)	81,293,041	38,777,549	413,319
Fidelity Series Emerging Markets Debt Fund	115,561,009	6,653,491	26,327,662	6,143,705	(5,133,771)	6,792,319	97,545,386	12,239,070
Fidelity Series Emerging Markets Debt Local Currency Fund	36,082,510	1,479,642	7,639,765	1,432,233	(666,591)	515,996	29,771,792	3,333,907
Fidelity Series Emerging Markets Fund	419,931,223	12,962,140	148,579,303	8,934,011	5,922,067	11,829,635	302,065,762	33,084,968
Fidelity Series Emerging Markets Opportunities Fund	1,685,218,503	29,006,450	617,297,790	26,708,357	78,349,224	33,725,403	1,209,001,790	63,331,681
Fidelity Series Floating Rate High Income Fund	20,617,265	1,745,744	4,830,533	1,709,925	(263,060)	(165,039)	17,104,377	1,934,884
Fidelity Series Government Money Market Fund	493,965	22,390,950	22,884,915	228,910	-	-	-	-
Fidelity Series Growth Company Fund	1,244,513,500	328,298,558	433,778,085	138,603,322	88,992,439	(153,148,213)	1,074,878,199	51,209,061
Fidelity Series High Income Fund	114,645,308	16,498,211	28,523,444	7,411,583	(852,673)	2,083,670	103,851,072	12,146,324
Fidelity Series International Credit Fund	16,145,219	786,275	815,163	786,274	44,303	422,141	16,582,775	1,976,493
Fidelity Series International Developed Markets Bond Index Fund	877,490,914	271,706,967	210,027,497	32,918,542	(6,066,816)	(10,481,806)	922,621,762	107,156,999
Fidelity Series International Growth Fund	1,095,888,441	88,971,124	337,001,612	36,276,501	107,490,645	(142,810,105)	812,538,493	45,596,997
Fidelity Series International Small Cap Fund	341,930,273	26,889,677	100,587,116	26,292,428	21,391,875	(32,958,824)	256,665,885	15,378,423
Fidelity Series International Value Fund	1,101,130,932	60,292,035	321,403,729	39,712,127	81,569,864	(7,192,412)	914,396,690	67,284,525
Fidelity Series Intrinsic Opportunities Fund	234,293,716	31,379,266	83,085,954	24,006,636	3,656,079	(29,802,956)	156,440,151	15,158,929
Fidelity Series Investment Grade Bond Fund	5,592,176,543	481,658,140	1,402,702,278	226,995,226	(78,063,591)	142,283,992	4,735,352,806	470,243,576
Fidelity Series Large Cap Stock Fund	1,172,058,300	185,786,418	336,247,501	91,585,748	86,265,396	(48,777,100)	1,059,085,513	47,196,324
Fidelity Series Large Cap Value Index Fund	368,120,979	54,576,460	116,040,923	10,905,605	21,439,159	(5,792,070)	322,303,605	19,392,515
Fidelity Series Long-Term Treasury Bond Index Fund	1,014,525,395	194,671,139	361,878,513	29,629,087	(119,804,064)	105,556,699	833,070,656	150,918,597
Fidelity Series Opportunistic Insights Fund	742,428,811	118,542,206	252,943,385	50,459,698	67,328,756	(40,061,126)	635,295,262	27,681,711
Fidelity Series Overseas Fund	1,098,829,575	47,657,881	329,972,450	19,555,598	89,731,921	(70,160,175)	836,086,752	58,345,203
Fidelity Series Real Estate Income Fund	22,137,183	1,275,421	4,923,936	1,238,783	23,179	650,530	19,162,377	1,920,078
Fidelity Series Select International Small Cap Fund	-	3,502,178	-	-	-	-	3,502,178	301,912
Fidelity Series Short-Term Credit Fund	111,397	-	110,832	128	2,892	(3,457)	-	-
Fidelity Series Small Cap Core Fund	32,280,262	10,601,564	5,384,205	465,599	500,532	(4,059,030)	33,939,123	3,133,806
Fidelity Series Small Cap Discovery Fund	102,384,829	48,011,041	29,963,706	10,141,013	930,371	(22,445,902)	98,916,633	9,650,403
Fidelity Series Small Cap Opportunities Fund	344,726,635	60,318,274	157,770,080	27,806,126	28,673,214	(59,844,370)	216,103,673	16,211,828
Fidelity Series Stock Selector Large Cap Value Fund	820,810,952	191,485,925	285,063,434	89,291,474	38,778,294	(52,332,098)	713,679,639	52,437,887
Fidelity Series Value Discovery Fund	734,326,657	178,746,947	240,662,737	34,585,343	18,297,800	(21,246,887)	669,461,780	42,668,055
	22,855,043,234	3,201,950,888	7,066,991,938	1,109,459,428	507,350,192	(341,384,963)	19,155,967,413

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	8,699,818,784	8,699,818,784	-	-

Domestic Equity Funds	5,804,283,879	5,804,283,879	-	-

International Equity Funds	4,651,864,750	4,651,864,750	-	-

U.S. Treasury Obligations	50,434,771	-	50,434,771	-

Money Market Funds	82,844,595	82,844,595	-	-
Total Investments in Securities:	19,289,246,779	19,238,812,008	50,434,771	-
Derivative Instruments:

Assets
Futures Contracts	18,837,300	18,837,300	-	-
Total Assets	18,837,300	18,837,300	-	-

Liabilities
Futures Contracts	(13,981,823)	(13,981,823)	-	-
Total Liabilities	(13,981,823)	(13,981,823)	-	-
Total Derivative Instruments:	4,855,477	4,855,477	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	1,596,316	(13,981,823)
Total Equity Risk	1,596,316	(13,981,823)
Interest Rate Risk
Futures Contracts (a)	17,240,984	0
Total Interest Rate Risk	17,240,984	0
Total Value of Derivatives	18,837,300	(13,981,823)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity Freedom® 2025 Fund
Financial Statements
Statement of Assets and Liabilities
As of March 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $50,435,941)	$50,434,771
Fidelity Central Funds (cost $82,844,595)	82,844,595
Other affiliated issuers (cost $16,907,330,097)	19,155,967,413

Total Investment in Securities (cost $17,040,610,633)		$19,289,246,779
Receivable for investments sold		133,584,997
Receivable for fund shares sold		29,664,620
Distributions receivable from Fidelity Central Funds		292,098
Other receivables		389,490
Total assets		19,453,177,984
Liabilities
Payable for investments purchased	$146,895,418
Payable for fund shares redeemed	33,676,460
Accrued management fee	7,933,678
Payable for daily variation margin on futures contracts	4,846,871
Other payables and accrued expenses	389,094
Total liabilities		193,741,521
Net Assets		$19,259,436,463
Net Assets consist of:
Paid in capital		$16,666,745,807
Total accumulated earnings (loss)		2,592,690,656
Net Assets		$19,259,436,463

Net Asset Value and Maximum Offering Price
Fidelity Freedom 2025 Fund :
Net Asset Value, offering price and redemption price per share ($6,249,007,907 ÷ 450,964,617 shares)		$13.86
Class K :
Net Asset Value, offering price and redemption price per share ($7,016,462,473 ÷ 507,849,629 shares)		$13.82
Class K6 :
Net Asset Value, offering price and redemption price per share ($5,993,966,083 ÷ 435,465,395 shares)		$13.76
Statement of Operations
Year ended March 31, 2025
Investment Income
Dividends:
Affiliated issuers		$598,126,330
Interest		2,102,773
Income from Fidelity Central Funds		1,739,937
Total income		601,969,040
Expenses
Management fee	$107,793,602
Independent trustees' fees and expenses	56,827
Miscellaneous	68
Total expenses before reductions	107,850,497
Expense reductions	(7)
Total expenses after reductions		107,850,490
Net Investment income (loss)		494,118,550
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	484
Redemptions in-kind	248,772,731
Fidelity Central Funds	(108)
Other affiliated issuers	258,577,461
Futures contracts	(21,091,589)
Capital gain distributions from underlying funds:
Affiliated issuers	511,333,098
Total net realized gain (loss)		997,592,077
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(103)
Fidelity Central Funds	(154)
Other affiliated issuers	(341,384,963)
Futures contracts	119,778
Total change in net unrealized appreciation (depreciation)		(341,265,442)
Net gain (loss)		656,326,635
Net increase (decrease) in net assets resulting from operations		$1,150,445,185
Statement of Changes in Net Assets

	Year ended March 31, 2025	Year ended March 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$494,118,550	$528,244,227
Net realized gain (loss)	997,592,077	329,978,225
Change in net unrealized appreciation (depreciation)	(341,265,442)	1,909,430,576
Net increase (decrease) in net assets resulting from operations	1,150,445,185	2,767,653,028
Distributions to shareholders	(801,489,811)	(506,792,741)

Share transactions - net increase (decrease)	(3,998,312,977)	(2,887,797,418)
Total increase (decrease) in net assets	(3,649,357,603)	(626,937,131)

Net Assets
Beginning of period	22,908,794,066	23,535,731,197
End of period	$19,259,436,463	$22,908,794,066

Financial Highlights
Fidelity Freedom® 2025 Fund

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$13.68	$12.38	$14.49	$15.86	$12.34
Income from Investment Operations
Net investment income (loss) A,B	.31	.28	.34	.36	.16
Net realized and unrealized gain (loss)	.38	1.29	(1.32)	(.13)	4.25
Total from investment operations	.69	1.57	(.98)	.23	4.41
Distributions from net investment income	(.31)	(.27)	(.34)	(.37)	(.17)
Distributions from net realized gain	(.20)	- C	(.79)	(1.22)	(.72)
Total distributions	(.51)	(.27)	(1.13)	(1.60) D	(.89)
Net asset value, end of period	$13.86	$13.68	$12.38	$14.49	$15.86
Total Return E	5.13%	12.80%	(6.54)%	.99%	36.58%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.60%	.61%	.62%	.63%	.64%
Expenses net of fee waivers, if any	.60%	.61%	.62%	.63%	.64%
Expenses net of all reductions	.60%	.61%	.62%	.63%	.64%
Net investment income (loss)	2.20%	2.23%	2.76%	2.28%	1.07%
Supplemental Data
Net assets, end of period (000 omitted)	$6,249,008	$9,511,911	$11,261,592	$13,230,186	$13,719,791
Portfolio turnover rate H	15 % I	14% I	24% I	35%	26%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Freedom® 2025 Fund Class K

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$13.65	$12.37	$14.47	$15.84	$12.32
Income from Investment Operations
Net investment income (loss) A,B	.32	.29	.35	.37	.17
Net realized and unrealized gain (loss)	.39	1.28	(1.31)	(.14)	4.25
Total from investment operations	.71	1.57	(.96)	.23	4.42
Distributions from net investment income	(.34)	(.29)	(.35)	(.38)	(.18)
Distributions from net realized gain	(.20)	- C	(.79)	(1.22)	(.72)
Total distributions	(.54)	(.29)	(1.14)	(1.60)	(.90)
Net asset value, end of period	$13.82	$13.65	$12.37	$14.47	$15.84
Total Return D	5.26%	12.82%	(6.43)%	1.04%	36.74%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.52%	.53%	.54%	.55%	.55%
Expenses net of fee waivers, if any	.52%	.53%	.54%	.55%	.55%
Expenses net of all reductions	.52%	.53%	.54%	.55%	.55%
Net investment income (loss)	2.27%	2.31%	2.84%	2.36%	1.15%
Supplemental Data
Net assets, end of period (000 omitted)	$7,016,462	$8,532,706	$8,112,110	$11,140,241	$13,839,951
Portfolio turnover rate G	15 % H	14% H	24% H	35%	26%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Freedom® 2025 Fund Class K6

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$13.61	$12.33	$14.44	$15.81	$12.30
Income from Investment Operations
Net investment income (loss) A,B	.34	.32	.36	.39	.18
Net realized and unrealized gain (loss)	.38	1.27	(1.31)	(.13)	4.25
Total from investment operations	.72	1.59	(.95)	.26	4.43
Distributions from net investment income	(.37)	(.31)	(.37)	(.40)	(.20)
Distributions from net realized gain	(.20)	- C	(.79)	(1.22)	(.72)
Total distributions	(.57)	(.31)	(1.16)	(1.63) D	(.92)
Net asset value, end of period	$13.76	$13.61	$12.33	$14.44	$15.81
Total Return E	5.39%	13.04%	(6.36)%	1.19%	36.91%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.33%	.34%	.44%	.44%	.44%
Expenses net of fee waivers, if any	.33%	.34%	.44%	.44%	.44%
Expenses net of all reductions	.33%	.34%	.44%	.44%	.44%
Net investment income (loss)	2.46%	2.50%	2.95%	2.46%	1.26%
Supplemental Data
Net assets, end of period (000 omitted)	$5,993,966	$4,864,178	$4,162,029	$4,216,639	$4,298,694
Portfolio turnover rate H	15 % I	14% I	24% I	35%	26%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Freedom® 2030 Fund
Schedule of Investments March 31, 2025
Showing Percentage of Net Assets
Bond Funds - 38.6%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	1,524,387	15,167,647
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	224,364,252	1,738,822,957
Fidelity Series Emerging Markets Debt Fund (b)	19,352,918	154,242,758
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	5,235,081	46,749,278
Fidelity Series Floating Rate High Income Fund (b)	3,042,350	26,894,369
Fidelity Series High Income Fund (b)	19,164,895	163,859,857
Fidelity Series International Credit Fund (b)	1,913,553	16,054,713
Fidelity Series International Developed Markets Bond Index Fund (b)	169,842,284	1,462,342,065
Fidelity Series Investment Grade Bond Fund (b)	656,313,850	6,609,080,467
Fidelity Series Long-Term Treasury Bond Index Fund (b)	260,945,951	1,440,421,650
Fidelity Series Real Estate Income Fund (b)	2,999,845	29,938,453
TOTAL BOND FUNDS (Cost $13,334,773,391)		11,703,574,214

Domestic Equity Funds - 34.1%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (b)	30,769,756	355,698,377
Fidelity Series Blue Chip Growth Fund (b)	60,615,159	1,043,793,045
Fidelity Series Commodity Strategy Fund (b)	650,807	61,058,667
Fidelity Series Growth Company Fund (b)	91,126,242	1,912,739,824
Fidelity Series Intrinsic Opportunities Fund (b)	26,935,756	277,976,998
Fidelity Series Large Cap Stock Fund (b)	83,987,556	1,884,680,762
Fidelity Series Large Cap Value Index Fund (b)	34,582,260	574,757,153
Fidelity Series Opportunistic Insights Fund (b)	49,309,451	1,131,651,908
Fidelity Series Small Cap Core Fund (b)	5,453,385	59,060,156
Fidelity Series Small Cap Discovery Fund (b)	17,170,790	176,000,595
Fidelity Series Small Cap Opportunities Fund (b)	28,975,853	386,248,118
Fidelity Series Stock Selector Large Cap Value Fund (b)	93,512,477	1,272,704,807
Fidelity Series Value Discovery Fund (b)	75,817,003	1,189,568,783
TOTAL DOMESTIC EQUITY FUNDS (Cost $6,853,320,566)		10,325,939,193

International Equity Funds - 26.8%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	35,057,208	560,214,180
Fidelity Series Emerging Markets Fund (b)	57,172,685	521,986,610
Fidelity Series Emerging Markets Opportunities Fund (b)	109,439,372	2,089,197,603
Fidelity Series International Growth Fund (b)	80,940,455	1,442,358,909
Fidelity Series International Small Cap Fund (b)	23,691,184	395,405,854
Fidelity Series International Value Fund (b)	119,002,703	1,617,246,737
Fidelity Series Overseas Fund (b)	103,307,948	1,480,402,899
Fidelity Series Select International Small Cap Fund (b)	475,150	5,511,736
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $5,772,086,697)		8,112,324,528

U.S. Treasury Obligations - 0.3%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 4/10/2025 (d)	4.25	2,070,000	2,067,801
US Treasury Bills 0% 4/17/2025 (d)	4.24 to 4.25	600,000	598,863
US Treasury Bills 0% 4/24/2025 (d)	4.26	38,280,000	38,176,438
US Treasury Bills 0% 4/3/2025	4.26	1,820,000	1,819,571
US Treasury Bills 0% 5/1/2025 (d)	4.23 to 4.24	33,800,000	33,680,788
US Treasury Bills 0% 5/8/2025 (d)	4.26 to 4.28	1,160,000	1,154,951
TOTAL U.S. TREASURY OBLIGATIONS (Cost $77,500,201)			77,498,412

Money Market Funds - 0.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $130,772,442)	4.32	130,746,293	130,772,442

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $26,168,453,297)	30,350,108,789
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(48,371,621)
NET ASSETS - 100.0%	30,301,737,168

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	3,130	Jun 2025	378,150,950	(13,312,071)	(13,312,071)
ICE MSCI Emerging Markets Index Contracts (United States)	4,856	Jun 2025	269,702,240	(9,007,352)	(9,007,352)

TOTAL EQUITY CONTRACTS					(22,319,423)

Interest Rate Contracts
CBOT 10 Year US Treasury Notes Contracts (United States)	8,580	Jun 2025	954,256,875	20,428,465	20,428,465
CBOT Long Term US Treasury Bond Contracts (United States)	2,365	Jun 2025	277,370,156	6,680,951	6,680,951

TOTAL INTEREST RATE CONTRACTS					27,109,416

TOTAL PURCHASED					4,789,993

Sold

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	1,110	Jun 2025	313,755,375	2,474,249	2,474,249

TOTAL FUTURES CONTRACTS					7,264,242
The notional amount of futures purchased as a percentage of Net Assets is 6.1%
The notional amount of futures sold as a percentage of Net Assets is 1.0%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated Fund
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $73,975,666.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	39,054,674	873,699,591	781,981,418	2,589,279	(136)	(269)	130,772,442	130,746,293	0.2%
Total	39,054,674	873,699,591	781,981,418	2,589,279	(136)	(269)	130,772,442

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	7,860,420	236,695,915	230,593,959	4,195,888	857,113	348,158	15,167,647	1,524,387
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1,611,828,634	373,498,307	280,431,466	57,523,048	(6,897,655)	40,825,137	1,738,822,957	224,364,252
Fidelity Series All-Sector Equity Fund	401,351,968	39,481,097	80,313,949	32,842,627	12,020,758	(16,841,497)	355,698,377	30,769,756
Fidelity Series Blue Chip Growth Fund	1,108,229,613	304,792,006	335,892,656	102,652,504	74,333,080	(107,668,998)	1,043,793,045	60,615,159
Fidelity Series Canada Fund	634,339,994	46,365,184	149,203,806	17,636,585	37,518,332	(8,805,524)	560,214,180	35,057,208
Fidelity Series Commodity Strategy Fund	217,928,798	73,218,782	224,390,269	7,809,263	(128,753,270)	123,054,626	61,058,667	650,807
Fidelity Series Emerging Markets Debt Fund	167,332,805	12,817,003	28,414,673	9,304,928	(3,817,748)	6,325,371	154,242,758	19,352,918
Fidelity Series Emerging Markets Debt Local Currency Fund	52,185,122	2,464,724	7,683,933	2,153,492	(634,370)	417,735	46,749,278	5,235,081
Fidelity Series Emerging Markets Fund	663,260,352	21,489,166	190,895,477	14,886,176	5,956,285	22,176,284	521,986,610	57,172,685
Fidelity Series Emerging Markets Opportunities Fund	2,661,068,408	60,448,072	811,814,489	44,548,004	83,863,132	95,632,480	2,089,197,603	109,439,372
Fidelity Series Floating Rate High Income Fund	29,886,277	2,788,900	5,127,184	2,567,141	(109,047)	(544,577)	26,894,369	3,042,350
Fidelity Series Government Money Market Fund	736,584	35,085,331	35,821,915	346,201	-	-	-	-
Fidelity Series Growth Company Fund	2,065,632,622	590,629,885	622,106,948	238,345,393	118,864,042	(240,279,777)	1,912,739,824	91,126,242
Fidelity Series High Income Fund	168,194,236	25,980,412	32,073,221	11,256,431	(638,891)	2,397,321	163,859,857	19,164,895
Fidelity Series International Credit Fund	15,703,812	763,350	865,045	763,351	40,114	412,482	16,054,713	1,913,553
Fidelity Series International Developed Markets Bond Index Fund	1,281,711,139	434,041,499	228,214,189	49,532,870	(941,243)	(24,255,141)	1,462,342,065	169,842,284
Fidelity Series International Growth Fund	1,791,494,040	152,935,968	440,870,184	62,386,853	85,803,932	(147,004,847)	1,442,358,909	80,940,455
Fidelity Series International Small Cap Fund	500,126,592	43,794,550	130,615,701	40,296,528	21,654,445	(39,554,032)	395,405,854	23,691,184
Fidelity Series International Value Fund	1,800,043,985	111,845,676	424,337,752	68,312,809	95,387,012	34,307,816	1,617,246,737	119,002,703
Fidelity Series Intrinsic Opportunities Fund	388,994,688	55,313,776	121,415,286	41,005,547	5,410,838	(50,327,018)	277,976,998	26,935,756
Fidelity Series Investment Grade Bond Fund	7,243,589,337	750,780,582	1,473,621,223	304,191,189	(52,836,982)	141,168,753	6,609,080,467	656,313,850
Fidelity Series Large Cap Stock Fund	1,945,487,977	326,445,547	447,299,893	156,100,731	85,249,418	(25,202,287)	1,884,680,762	83,987,556
Fidelity Series Large Cap Value Index Fund	611,119,682	95,924,555	158,855,502	18,767,256	21,843,543	4,724,875	574,757,153	34,582,260
Fidelity Series Long-Term Treasury Bond Index Fund	1,624,863,081	324,795,686	487,052,397	49,680,491	(162,485,161)	140,300,441	1,440,421,650	260,945,951
Fidelity Series Opportunistic Insights Fund	1,231,833,815	215,389,622	357,885,166	86,906,346	77,860,498	(35,546,861)	1,131,651,908	49,309,451
Fidelity Series Overseas Fund	1,796,291,713	92,333,603	441,751,355	33,631,062	107,555,807	(74,026,869)	1,480,402,899	103,307,948
Fidelity Series Real Estate Income Fund	32,133,439	2,079,913	5,277,498	1,857,687	50,175	952,424	29,938,453	2,999,845
Fidelity Series Select International Small Cap Fund	-	5,511,736	-	-	-	-	5,511,736	475,150
Fidelity Series Short-Term Credit Fund	491,549	-	489,054	564	11,436	(13,931)	-	-
Fidelity Series Small Cap Core Fund	53,807,401	20,630,546	9,049,788	798,795	775,458	(7,103,461)	59,060,156	5,453,385
Fidelity Series Small Cap Discovery Fund	169,814,906	83,940,926	40,847,531	17,219,106	1,648,467	(38,556,173)	176,000,595	17,170,790
Fidelity Series Small Cap Opportunities Fund	572,289,583	105,922,846	237,497,848	47,540,114	37,564,290	(92,030,753)	386,248,118	28,975,853
Fidelity Series Stock Selector Large Cap Value Fund	1,362,487,089	331,963,282	396,865,367	154,350,675	47,632,068	(72,512,265)	1,272,704,807	93,512,477
Fidelity Series Value Discovery Fund	1,218,442,738	308,996,382	332,871,597	59,751,187	31,079,896	(36,078,636)	1,189,568,783	75,817,003
	33,430,562,399	5,289,164,829	8,770,446,321	1,739,160,842	595,865,772	(403,308,744)	30,141,837,935

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	11,703,574,214	11,703,574,214	-	-

Domestic Equity Funds	10,325,939,193	10,325,939,193	-	-

International Equity Funds	8,112,324,528	8,112,324,528	-	-

U.S. Treasury Obligations	77,498,412	-	77,498,412	-

Money Market Funds	130,772,442	130,772,442	-	-
Total Investments in Securities:	30,350,108,789	30,272,610,377	77,498,412	-
Derivative Instruments:

Assets
Futures Contracts	29,583,665	29,583,665	-	-
Total Assets	29,583,665	29,583,665	-	-

Liabilities
Futures Contracts	(22,319,423)	(22,319,423)	-	-
Total Liabilities	(22,319,423)	(22,319,423)	-	-
Total Derivative Instruments:	7,264,242	7,264,242	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	2,474,249	(22,319,423)
Total Equity Risk	2,474,249	(22,319,423)
Interest Rate Risk
Futures Contracts (a)	27,109,416	0
Total Interest Rate Risk	27,109,416	0
Total Value of Derivatives	29,583,665	(22,319,423)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity Freedom® 2030 Fund
Financial Statements
Statement of Assets and Liabilities
As of March 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $77,500,201)	$77,498,412
Fidelity Central Funds (cost $130,772,442)	130,772,442
Other affiliated issuers (cost $25,960,180,654)	30,141,837,935

Total Investment in Securities (cost $26,168,453,297)		$30,350,108,789
Receivable for investments sold		244,775,098
Receivable for fund shares sold		38,531,163
Distributions receivable from Fidelity Central Funds		455,899
Other receivables		463,265
Total assets		30,634,334,214
Liabilities
Payable for investments purchased	$266,370,586
Payable for fund shares redeemed	45,033,805
Accrued management fee	13,314,082
Payable for daily variation margin on futures contracts	7,415,959
Other payables and accrued expenses	462,614
Total liabilities		332,597,046
Net Assets		$30,301,737,168
Net Assets consist of:
Paid in capital		$25,562,303,829
Total accumulated earnings (loss)		4,739,433,339
Net Assets		$30,301,737,168

Net Asset Value and Maximum Offering Price
Fidelity Freedom 2030 Fund :
Net Asset Value, offering price and redemption price per share ($9,610,503,069 ÷ 540,335,744 shares)		$17.79
Class K :
Net Asset Value, offering price and redemption price per share ($10,890,466,041 ÷ 613,423,924 shares)		$17.75
Class K6 :
Net Asset Value, offering price and redemption price per share ($9,800,768,058 ÷ 554,473,377 shares)		$17.68
Statement of Operations
Year ended March 31, 2025
Investment Income
Dividends:
Affiliated issuers		$864,150,869
Interest		3,160,804
Income from Fidelity Central Funds		2,589,279
Total income		869,900,952
Expenses
Management fee	$174,519,388
Independent trustees' fees and expenses	85,360
Miscellaneous	93
Total expenses before reductions	174,604,841
Expense reductions	(2)
Total expenses after reductions		174,604,839
Net Investment income (loss)		695,296,113
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	2,515
Redemptions in-kind	471,932,954
Fidelity Central Funds	(136)
Other affiliated issuers	123,932,818
Futures contracts	(30,463,451)
Capital gain distributions from underlying funds:
Affiliated issuers	875,009,973
Total net realized gain (loss)		1,440,414,673
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(403)
Fidelity Central Funds	(269)
Other affiliated issuers	(403,308,744)
Futures contracts	495,732
Total change in net unrealized appreciation (depreciation)		(402,813,684)
Net gain (loss)		1,037,600,989
Net increase (decrease) in net assets resulting from operations		$1,732,897,102
Statement of Changes in Net Assets

	Year ended March 31, 2025	Year ended March 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$695,296,113	$695,757,209
Net realized gain (loss)	1,440,414,673	484,439,349
Change in net unrealized appreciation (depreciation)	(402,813,684)	3,269,763,663
Net increase (decrease) in net assets resulting from operations	1,732,897,102	4,449,960,221
Distributions to shareholders	(969,526,541)	(650,971,182)

Share transactions - net increase (decrease)	(3,963,093,202)	(2,080,386,591)
Total increase (decrease) in net assets	(3,199,722,641)	1,718,602,448

Net Assets
Beginning of period	33,501,459,809	31,782,857,361
End of period	$30,301,737,168	$33,501,459,809

Financial Highlights
Fidelity Freedom® 2030 Fund

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$17.42	$15.49	$18.18	$19.92	$14.98
Income from Investment Operations
Net investment income (loss) A,B	.36	.33	.39	.45	.19
Net realized and unrealized gain (loss)	.53	1.91	(1.61)	(.08)	5.95
Total from investment operations	.89	2.24	(1.22)	.37	6.14
Distributions from net investment income	(.37)	(.30)	(.38)	(.46)	(.21)
Distributions from net realized gain	(.15)	(.01)	(1.09)	(1.65)	(1.00)
Total distributions	(.52)	(.31)	(1.47)	(2.11)	(1.20) C
Net asset value, end of period	$17.79	$17.42	$15.49	$18.18	$19.92
Total Return D	5.14%	14.56%	(6.46)%	1.41%	42.14%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.64%	.65%	.66%	.67%	.68%
Expenses net of fee waivers, if any	.64%	.65%	.66%	.67%	.68%
Expenses net of all reductions	.64%	.65%	.66%	.67%	.68%
Net investment income (loss)	2.03%	2.08%	2.52%	2.26%	1.06%
Supplemental Data
Net assets, end of period (000 omitted)	$9,610,503	$13,670,701	$14,893,431	$16,667,165	$16,799,087
Portfolio turnover rate G	16 % H	16% H	25% H	33%	26%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Freedom® 2030 Fund Class K

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$17.40	$15.49	$18.17	$19.90	$14.97
Income from Investment Operations
Net investment income (loss) A,B	.38	.35	.40	.47	.21
Net realized and unrealized gain (loss)	.52	1.89	(1.60)	(.08)	5.94
Total from investment operations	.90	2.24	(1.20)	.39	6.15
Distributions from net investment income	(.40)	(.33)	(.39)	(.47)	(.22)
Distributions from net realized gain	(.15)	(.01)	(1.10)	(1.65)	(1.00)
Total distributions	(.55)	(.33) C	(1.48) C	(2.12)	(1.22)
Net asset value, end of period	$17.75	$17.40	$15.49	$18.17	$19.90
Total Return D	5.21%	14.58%	(6.33)%	1.52%	42.20%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.56%	.57%	.57%	.58%	.59%
Expenses net of fee waivers, if any	.56%	.57%	.57%	.58%	.59%
Expenses net of all reductions	.56%	.57%	.57%	.58%	.59%
Net investment income (loss)	2.11%	2.17%	2.61%	2.35%	1.15%
Supplemental Data
Net assets, end of period (000 omitted)	$10,890,466	$12,619,958	$11,055,552	$14,350,456	$17,173,513
Portfolio turnover rate G	16 % H	16% H	25% H	33%	26%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Freedom® 2030 Fund Class K6

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$17.34	$15.43	$18.12	$19.86	$14.94
Income from Investment Operations
Net investment income (loss) A,B	.41	.38	.42	.49	.23
Net realized and unrealized gain (loss)	.53	1.89	(1.60)	(.07)	5.94
Total from investment operations	.94	2.27	(1.18)	.42	6.17
Distributions from net investment income	(.44)	(.35)	(.42)	(.50)	(.25)
Distributions from net realized gain	(.15)	(.01)	(1.10)	(1.66)	(1.00)
Total distributions	(.60) C	(.36)	(1.51) C	(2.16)	(1.25)
Net asset value, end of period	$17.68	$17.34	$15.43	$18.12	$19.86
Total Return D	5.46%	14.82%	(6.25)%	1.64%	42.45%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.36%	.37%	.45%	.46%	.46%
Expenses net of fee waivers, if any	.36%	.37%	.45%	.46%	.46%
Expenses net of all reductions	.36%	.37%	.45%	.46%	.46%
Net investment income (loss)	2.31%	2.36%	2.73%	2.47%	1.28%
Supplemental Data
Net assets, end of period (000 omitted)	$9,800,768	$7,210,801	$5,833,874	$5,441,425	$4,997,702
Portfolio turnover rate G	16 % H	16% H	25% H	33%	26%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Freedom® 2035 Fund
Schedule of Investments March 31, 2025
Showing Percentage of Net Assets
Bond Funds - 29.2%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	1,365,313	13,584,866
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	47,888,256	371,133,986
Fidelity Series Emerging Markets Debt Fund (b)	17,515,728	139,600,356
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	4,656,559	41,583,071
Fidelity Series Floating Rate High Income Fund (b)	2,602,687	23,007,756
Fidelity Series High Income Fund (b)	17,164,757	146,758,671
Fidelity Series International Credit Fund (b)	1,255,255	10,531,588
Fidelity Series International Developed Markets Bond Index Fund (b)	136,385,768	1,174,281,459
Fidelity Series Investment Grade Bond Fund (b)	452,298,075	4,554,641,616
Fidelity Series Long-Term Treasury Bond Index Fund (b)	254,113,380	1,402,705,859
Fidelity Series Real Estate Income Fund (b)	2,650,692	26,453,908
TOTAL BOND FUNDS (Cost $8,801,970,858)		7,904,283,136

Domestic Equity Funds - 39.7%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (b)	32,264,461	372,977,167
Fidelity Series Blue Chip Growth Fund (b)	63,394,078	1,091,646,026
Fidelity Series Commodity Strategy Fund (b)	582,901	54,687,795
Fidelity Series Growth Company Fund (b)	95,020,869	1,994,488,031
Fidelity Series Intrinsic Opportunities Fund (b)	27,987,719	288,833,264
Fidelity Series Large Cap Stock Fund (b)	87,585,415	1,965,416,712
Fidelity Series Large Cap Value Index Fund (b)	36,193,129	601,529,797
Fidelity Series Opportunistic Insights Fund (b)	51,545,127	1,182,960,658
Fidelity Series Small Cap Core Fund (b)	5,659,075	61,287,780
Fidelity Series Small Cap Discovery Fund (b)	17,906,875	183,545,472
Fidelity Series Small Cap Opportunities Fund (b)	30,340,784	404,442,650
Fidelity Series Stock Selector Large Cap Value Fund (b)	98,051,543	1,334,481,499
Fidelity Series Value Discovery Fund (b)	78,780,693	1,236,069,080
TOTAL DOMESTIC EQUITY FUNDS (Cost $7,493,779,135)		10,772,365,931

International Equity Funds - 30.6%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	36,456,181	582,569,766
Fidelity Series Emerging Markets Fund (b)	57,524,112	525,195,141
Fidelity Series Emerging Markets Opportunities Fund (b)	110,112,409	2,102,045,888
Fidelity Series International Growth Fund (b)	84,831,516	1,511,697,622
Fidelity Series International Small Cap Fund (b)	22,320,476	372,528,753
Fidelity Series International Value Fund (b)	122,243,295	1,661,286,377
Fidelity Series Overseas Fund (b)	107,028,235	1,533,714,611
Fidelity Series Select International Small Cap Fund (b)	425,416	4,934,823
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $6,177,229,697)		8,293,972,981

U.S. Treasury Obligations - 0.3%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 4/10/2025 (d)	4.25	1,790,000	1,788,098
US Treasury Bills 0% 4/17/2025 (d)	4.24 to 4.25	520,000	519,015
US Treasury Bills 0% 4/24/2025 (d)	4.26	31,790,000	31,703,996
US Treasury Bills 0% 4/3/2025	4.26	2,390,000	2,389,437
US Treasury Bills 0% 5/1/2025 (d)	4.23 to 4.24	31,140,000	31,030,170
US Treasury Bills 0% 5/8/2025 (d)	4.26 to 4.28	1,060,000	1,055,386
TOTAL U.S. TREASURY OBLIGATIONS (Cost $68,487,706)			68,486,102

Money Market Funds - 0.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $117,567,050)	4.32	117,543,542	117,567,050

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $22,659,034,446)	27,156,675,200
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(44,113,385)
NET ASSETS - 100.0%	27,112,561,815

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	2,483	Jun 2025	299,983,645	(10,518,154)	(10,518,154)
ICE MSCI Emerging Markets Index Contracts (United States)	4,369	Jun 2025	242,654,260	(8,104,272)	(8,104,272)

TOTAL EQUITY CONTRACTS					(18,622,426)

Interest Rate Contracts
CBOT 10 Year US Treasury Notes Contracts (United States)	7,670	Jun 2025	853,047,813	18,261,810	18,261,810
CBOT Long Term US Treasury Bond Contracts (United States)	2,114	Jun 2025	247,932,563	5,968,614	5,968,614

TOTAL INTEREST RATE CONTRACTS					24,230,424

TOTAL PURCHASED					5,607,998

Sold

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	1,092	Jun 2025	308,667,450	2,409,757	2,409,757

TOTAL FUTURES CONTRACTS					8,017,755
The notional amount of futures purchased as a percentage of Net Assets is 6.0%
The notional amount of futures sold as a percentage of Net Assets is 1.1%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated Fund
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $65,712,085.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	28,994,318	766,961,833	678,388,794	2,169,338	(307)	-	117,567,050	117,543,542	0.2%
Total	28,994,318	766,961,833	678,388,794	2,169,338	(307)	-	117,567,050

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	9,148,038	204,825,268	201,541,090	3,710,936	829,196	323,454	13,584,866	1,365,313
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	182,170,440	221,915,842	39,256,196	9,941,912	(2,023,042)	8,326,942	371,133,986	47,888,256
Fidelity Series All-Sector Equity Fund	405,558,501	51,562,388	78,227,579	34,052,485	9,709,264	(15,625,407)	372,977,167	32,264,461
Fidelity Series Blue Chip Growth Fund	1,119,636,150	336,618,228	327,040,067	105,318,348	69,821,134	(107,389,419)	1,091,646,026	63,394,078
Fidelity Series Canada Fund	629,057,822	56,856,587	131,447,985	18,255,402	22,837,873	5,265,469	582,569,766	36,456,181
Fidelity Series Commodity Strategy Fund	184,517,603	63,032,750	188,003,641	6,769,126	(110,530,607)	105,671,690	54,687,795	582,901
Fidelity Series Emerging Markets Debt Fund	141,913,296	14,732,922	19,171,725	8,146,942	463,091	1,662,772	139,600,356	17,515,728
Fidelity Series Emerging Markets Debt Local Currency Fund	43,943,406	3,080,810	5,233,046	1,890,345	(215,678)	7,579	41,583,071	4,656,559
Fidelity Series Emerging Markets Fund	627,718,827	32,377,689	161,014,369	15,044,426	1,865,527	24,247,467	525,195,141	57,524,112
Fidelity Series Emerging Markets Opportunities Fund	2,516,853,758	118,694,700	703,852,484	44,675,346	25,450,471	144,899,443	2,102,045,888	110,112,409
Fidelity Series Floating Rate High Income Fund	23,030,938	3,854,154	3,336,139	2,078,298	(3,049)	(538,148)	23,007,756	2,602,687
Fidelity Series Government Money Market Fund	595,405	30,829,749	31,425,154	300,714	-	-	-	-
Fidelity Series Growth Company Fund	2,087,329,706	649,070,162	609,322,008	246,617,156	120,458,020	(253,047,849)	1,994,488,031	95,020,869
Fidelity Series High Income Fund	143,019,320	25,626,807	23,331,781	9,830,626	361,134	1,083,191	146,758,671	17,164,757
Fidelity Series International Credit Fund	10,321,866	501,694	589,212	501,694	22,803	274,437	10,531,588	1,255,255
Fidelity Series International Developed Markets Bond Index Fund	851,754,326	474,678,482	131,839,427	36,286,532	(289,744)	(20,022,178)	1,174,281,459	136,385,768
Fidelity Series International Growth Fund	1,776,615,414	183,456,990	384,233,733	64,562,147	60,217,795	(124,358,844)	1,511,697,622	84,831,516
Fidelity Series International Small Cap Fund	421,096,590	49,370,243	81,487,249	35,839,114	13,522,538	(29,973,369)	372,528,753	22,320,476
Fidelity Series International Value Fund	1,785,085,926	145,890,935	402,495,737	70,697,527	68,302,755	64,502,498	1,661,286,377	122,243,295
Fidelity Series Intrinsic Opportunities Fund	392,847,717	63,985,346	121,666,226	42,218,375	4,674,519	(51,008,092)	288,833,264	27,987,719
Fidelity Series Investment Grade Bond Fund	4,260,934,485	926,870,835	689,352,636	192,598,632	8,448,367	47,740,565	4,554,641,616	452,298,075
Fidelity Series Large Cap Stock Fund	1,965,684,002	340,540,672	399,333,813	160,201,574	78,152,580	(19,626,729)	1,965,416,712	87,585,415
Fidelity Series Large Cap Value Index Fund	617,306,678	103,924,046	146,557,620	19,438,639	20,545,481	6,311,212	601,529,797	36,193,129
Fidelity Series Long-Term Treasury Bond Index Fund	1,478,393,697	344,881,925	400,535,408	47,349,151	(96,411,113)	76,376,758	1,402,705,859	254,113,380
Fidelity Series Opportunistic Insights Fund	1,245,106,534	247,927,524	350,145,429	89,951,604	67,573,691	(27,501,662)	1,182,960,658	51,545,127
Fidelity Series Overseas Fund	1,781,368,629	126,355,381	407,332,594	34,799,573	76,670,090	(43,346,895)	1,533,714,611	107,028,235
Fidelity Series Real Estate Income Fund	26,705,154	2,445,816	3,538,201	1,595,423	(19,958)	861,097	26,453,908	2,650,692
Fidelity Series Select International Small Cap Fund	-	4,934,823	-	-	-	-	4,934,823	425,416
Fidelity Series Short-Term Credit Fund	920,112	-	915,442	1,056	21,199	(25,869)	-	-
Fidelity Series Small Cap Core Fund	55,007,130	22,751,832	10,024,465	837,583	1,005,301	(7,452,018)	61,287,780	5,659,075
Fidelity Series Small Cap Discovery Fund	171,682,705	92,503,513	42,942,414	17,679,222	1,525,014	(39,223,346)	183,545,472	17,906,875
Fidelity Series Small Cap Opportunities Fund	578,069,350	114,757,629	231,624,632	48,744,135	29,480,313	(86,240,010)	404,442,650	30,340,784
Fidelity Series Stock Selector Large Cap Value Fund	1,376,563,488	346,105,571	360,165,822	160,048,007	41,074,738	(69,096,476)	1,334,481,499	98,051,543
Fidelity Series Value Discovery Fund	1,231,511,871	321,536,185	310,893,272	61,903,533	30,686,648	(36,772,352)	1,236,069,080	78,780,693
	28,141,468,884	5,726,497,498	6,997,876,596	1,591,885,583	544,226,351	(443,694,089)	26,970,622,048

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	7,904,283,136	7,904,283,136	-	-

Domestic Equity Funds	10,772,365,931	10,772,365,931	-	-

International Equity Funds	8,293,972,981	8,293,972,981	-	-

U.S. Treasury Obligations	68,486,102	-	68,486,102	-

Money Market Funds	117,567,050	117,567,050	-	-
Total Investments in Securities:	27,156,675,200	27,088,189,098	68,486,102	-
Derivative Instruments:

Assets
Futures Contracts	26,640,181	26,640,181	-	-
Total Assets	26,640,181	26,640,181	-	-

Liabilities
Futures Contracts	(18,622,426)	(18,622,426)	-	-
Total Liabilities	(18,622,426)	(18,622,426)	-	-
Total Derivative Instruments:	8,017,755	8,017,755	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	2,409,757	(18,622,426)
Total Equity Risk	2,409,757	(18,622,426)
Interest Rate Risk
Futures Contracts (a)	24,230,424	0
Total Interest Rate Risk	24,230,424	0
Total Value of Derivatives	26,640,181	(18,622,426)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity Freedom® 2035 Fund
Financial Statements
Statement of Assets and Liabilities
As of March 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $68,487,706)	$68,486,102
Fidelity Central Funds (cost $117,567,050)	117,567,050
Other affiliated issuers (cost $22,472,979,690)	26,970,622,048

Total Investment in Securities (cost $22,659,034,446)		$27,156,675,200
Receivable for investments sold		241,928,057
Receivable for fund shares sold		40,481,171
Distributions receivable from Fidelity Central Funds		405,654
Other receivables		266,341
Total assets		27,439,756,423
Liabilities
Payable for investments purchased	$266,647,761
Payable for fund shares redeemed	41,284,640
Accrued management fee	12,566,302
Payable for daily variation margin on futures contracts	6,430,149
Other payables and accrued expenses	265,756
Total liabilities		327,194,608
Net Assets		$27,112,561,815
Net Assets consist of:
Paid in capital		$22,107,521,908
Total accumulated earnings (loss)		5,005,039,907
Net Assets		$27,112,561,815

Net Asset Value and Maximum Offering Price
Fidelity Freedom 2035 Fund :
Net Asset Value, offering price and redemption price per share ($7,296,908,106 ÷ 461,369,831 shares)		$15.82
Class K :
Net Asset Value, offering price and redemption price per share ($10,278,350,319 ÷ 651,606,805 shares)		$15.77
Class K6 :
Net Asset Value, offering price and redemption price per share ($9,537,303,390 ÷ 606,743,481 shares)		$15.72
Statement of Operations
Year ended March 31, 2025
Investment Income
Dividends:
Affiliated issuers		$692,592,613
Interest		2,761,847
Income from Fidelity Central Funds		2,169,338
Total income		697,523,798
Expenses
Management fee	$159,703,614
Independent trustees' fees and expenses	73,729
Miscellaneous	62
Total expenses before reductions	159,777,405
Expense reductions	(1)
Total expenses after reductions		159,777,404
Net Investment income (loss)		537,746,394
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	1,030
Redemptions in-kind	491,506,413
Fidelity Central Funds	(307)
Other affiliated issuers	52,719,938
Futures contracts	(28,134,803)
Capital gain distributions from underlying funds:
Affiliated issuers	899,292,970
Total net realized gain (loss)		1,415,385,241
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(485)
Affiliated issuers	(443,694,089)
Futures contracts	2,455,768
Total change in net unrealized appreciation (depreciation)		(441,238,806)
Net gain (loss)		974,146,435
Net increase (decrease) in net assets resulting from operations		$1,511,892,829
Statement of Changes in Net Assets

	Year ended March 31, 2025	Year ended March 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$537,746,394	$489,885,331
Net realized gain (loss)	1,415,385,241	475,668,430
Change in net unrealized appreciation (depreciation)	(441,238,806)	3,388,549,264
Net increase (decrease) in net assets resulting from operations	1,511,892,829	4,354,103,025
Distributions to shareholders	(814,910,078)	(539,187,948)

Share transactions - net increase (decrease)	(1,784,482,654)	(559,230,749)
Total increase (decrease) in net assets	(1,087,499,903)	3,255,684,328

Net Assets
Beginning of period	28,200,061,718	24,944,377,390
End of period	$27,112,561,815	$28,200,061,718

Financial Highlights
Fidelity Freedom® 2035 Fund

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$15.44	$13.39	$15.89	$17.36	$12.21
Income from Investment Operations
Net investment income (loss) A,B	.28	.25	.29	.37	.16
Net realized and unrealized gain (loss)	.53	2.07	(1.38)	.13	5.97
Total from investment operations	.81	2.32	(1.09)	.50	6.13
Distributions from net investment income	(.27)	(.23)	(.29)	(.39)	(.18)
Distributions from net realized gain	(.16)	(.04)	(1.12)	(1.58)	(.81)
Total distributions	(.43)	(.27)	(1.41)	(1.97)	(.98) C
Net asset value, end of period	$15.82	$15.44	$13.39	$15.89	$17.36
Total Return D	5.30%	17.48%	(6.56)%	2.38%	51.68%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.68% G	.70%	.70%	.71% G	.72%
Expenses net of fee waivers, if any	.68 % G	.70%	.70%	.71% G	.72%
Expenses net of all reductions	.68% G	.70%	.70%	.71% G	.72%
Net investment income (loss)	1.78%	1.79%	2.17%	2.14%	1.02%
Supplemental Data
Net assets, end of period (000 omitted)	$7,296,908	$10,379,604	$10,760,152	$11,630,509	$11,467,913
Portfolio turnover rate H	19 % I	17% I	23% I	30%	24%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Freedom® 2035 Fund Class K

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$15.42	$13.38	$15.87	$17.33	$12.19
Income from Investment Operations
Net investment income (loss) A,B	.30	.26	.30	.39	.17
Net realized and unrealized gain (loss)	.52	2.07	(1.37)	.13	5.96
Total from investment operations	.82	2.33	(1.07)	.52	6.13
Distributions from net investment income	(.31)	(.26)	(.29)	(.40)	(.19)
Distributions from net realized gain	(.16)	(.04)	(1.13)	(1.58)	(.81)
Total distributions	(.47)	(.29) C	(1.42)	(1.98)	(.99) C
Net asset value, end of period	$15.77	$15.42	$13.38	$15.87	$17.33
Total Return D	5.33%	17.61%	(6.44)%	2.49%	51.80%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.59%	.60%	.61%	.61% G	.62%
Expenses net of fee waivers, if any	.59%	.60%	.61%	.61% G	.62%
Expenses net of all reductions	.59%	.60%	.61%	.61% G	.62%
Net investment income (loss)	1.87%	1.88%	2.27%	2.23%	1.12%
Supplemental Data
Net assets, end of period (000 omitted)	$10,278,350	$10,860,422	$9,010,345	$11,216,392	$13,070,819
Portfolio turnover rate H	19 % I	17% I	23% I	30%	24%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Freedom® 2035 Fund Class K6

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$15.38	$13.34	$15.84	$17.31	$12.17
Income from Investment Operations
Net investment income (loss) A,B	.33	.29	.32	.41	.19
Net realized and unrealized gain (loss)	.52	2.07	(1.37)	.12	5.97
Total from investment operations	.85	2.36	(1.05)	.53	6.16
Distributions from net investment income	(.35)	(.28)	(.31)	(.43)	(.21)
Distributions from net realized gain	(.16)	(.04)	(1.13)	(1.58)	(.82)
Total distributions	(.51)	(.32)	(1.45) C	(2.00) C	(1.02) C
Net asset value, end of period	$15.72	$15.38	$13.34	$15.84	$17.31
Total Return D	5.54%	17.86%	(6.33)%	2.60%	52.14%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.40%	.41%	.47%	.48%	.48%
Expenses net of fee waivers, if any	.40%	.41%	.47%	.48%	.48%
Expenses net of all reductions	.40%	.41%	.47%	.48%	.48%
Net investment income (loss)	2.06%	2.07%	2.40%	2.37%	1.26%
Supplemental Data
Net assets, end of period (000 omitted)	$9,537,303	$6,960,036	$5,173,880	$4,693,321	$4,352,870
Portfolio turnover rate G	19 % H	17% H	23% H	30%	24%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Freedom® 2040 Fund
Schedule of Investments March 31, 2025
Showing Percentage of Net Assets
Bond Funds - 14.3%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	1,387,640	13,807,022
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	1,707,002	13,229,265
Fidelity Series Emerging Markets Debt Fund (b)	17,700,752	141,074,995
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	4,798,834	42,853,585
Fidelity Series Floating Rate High Income Fund (b)	2,999,819	26,518,404
Fidelity Series High Income Fund (b)	17,445,426	149,158,394
Fidelity Series International Credit Fund (b)	1,209,671	10,149,142
Fidelity Series International Developed Markets Bond Index Fund (b)	71,090,598	612,090,052
Fidelity Series Investment Grade Bond Fund (b)	141,269,465	1,422,583,509
Fidelity Series Long-Term Treasury Bond Index Fund (b)	265,853,352	1,467,510,504
Fidelity Series Real Estate Income Fund (b)	2,729,013	27,235,553
TOTAL BOND FUNDS (Cost $4,433,799,754)		3,926,210,425

Domestic Equity Funds - 48.7%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (b)	40,564,088	468,920,856
Fidelity Series Blue Chip Growth Fund (b)	79,145,039	1,362,877,566
Fidelity Series Commodity Strategy Fund (b)	592,447	55,583,358
Fidelity Series Growth Company Fund (b)	118,249,667	2,482,060,509
Fidelity Series Intrinsic Opportunities Fund (b)	34,695,683	358,059,450
Fidelity Series Large Cap Stock Fund (b)	109,007,282	2,446,123,407
Fidelity Series Large Cap Value Index Fund (b)	44,983,610	747,627,595
Fidelity Series Opportunistic Insights Fund (b)	64,318,477	1,476,109,039
Fidelity Series Small Cap Core Fund (b)	7,072,145	76,591,333
Fidelity Series Small Cap Discovery Fund (b)	22,198,299	227,532,561
Fidelity Series Small Cap Opportunities Fund (b)	37,611,797	501,365,252
Fidelity Series Stock Selector Large Cap Value Fund (b)	122,064,083	1,661,292,177
Fidelity Series Value Discovery Fund (b)	97,664,285	1,532,352,636
TOTAL DOMESTIC EQUITY FUNDS (Cost $9,543,392,706)		13,396,495,739

International Equity Funds - 36.5%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	45,147,454	721,456,322
Fidelity Series Emerging Markets Fund (b)	68,788,255	628,036,770
Fidelity Series Emerging Markets Opportunities Fund (b)	131,674,322	2,513,662,805
Fidelity Series International Growth Fund (b)	105,711,840	1,883,784,994
Fidelity Series International Small Cap Fund (b)	22,786,904	380,313,432
Fidelity Series International Value Fund (b)	149,154,153	2,027,004,933
Fidelity Series Overseas Fund (b)	132,308,501	1,895,980,826
Fidelity Series Select International Small Cap Fund (b)	432,360	5,015,376
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $7,655,754,156)		10,055,255,458

U.S. Treasury Obligations - 0.3%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 4/10/2025 (d)	4.25	2,170,000	2,167,694
US Treasury Bills 0% 4/17/2025 (d)	4.24 to 4.25	570,000	568,921
US Treasury Bills 0% 4/24/2025 (d)	4.26	31,010,000	30,926,106
US Treasury Bills 0% 4/3/2025 (d)	4.26	2,860,000	2,859,326
US Treasury Bills 0% 5/1/2025 (d)	4.23 to 4.24	31,650,000	31,538,371
US Treasury Bills 0% 5/8/2025 (d)	4.26 to 4.28	1,100,000	1,095,212
US Treasury Bills 0% 6/26/2025 (d)	4.24	150,000	148,497
TOTAL U.S. TREASURY OBLIGATIONS (Cost $69,305,744)			69,304,127

Money Market Funds - 0.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $123,416,986)	4.32	123,392,307	123,416,986

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $21,825,669,346)	27,570,682,735
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(49,446,307)
NET ASSETS - 100.0%	27,521,236,428

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	2,350	Jun 2025	283,915,250	(9,906,584)	(9,906,584)
ICE MSCI Emerging Markets Index Contracts (United States)	4,139	Jun 2025	229,880,060	(7,579,724)	(7,579,724)

TOTAL EQUITY CONTRACTS					(17,486,308)

Interest Rate Contracts
CBOT 10 Year US Treasury Notes Contracts (United States)	7,776	Jun 2025	864,837,000	18,514,189	18,514,189
CBOT Long Term US Treasury Bond Contracts (United States)	2,143	Jun 2025	251,333,719	6,056,504	6,056,504

TOTAL INTEREST RATE CONTRACTS					24,570,693

TOTAL PURCHASED					7,084,385

Sold

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	1,230	Jun 2025	347,674,875	2,705,533	2,705,533

TOTAL FUTURES CONTRACTS					9,789,918
The notional amount of futures purchased as a percentage of Net Assets is 5.8%
The notional amount of futures sold as a percentage of Net Assets is 1.3%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated Fund
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $69,064,193.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	30,298,230	788,864,015	695,744,925	2,222,511	(334)	-	123,416,986	123,392,307	0.2%
Total	30,298,230	788,864,015	695,744,925	2,222,511	(334)	-	123,416,986

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	13,562,294	204,524,637	205,496,251	3,806,917	825,550	390,792	13,807,022	1,387,640
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	14,026,472	851,181	1,922,711	464,125	(226,852)	501,175	13,229,265	1,707,002
Fidelity Series All-Sector Equity Fund	502,581,335	68,697,540	95,263,107	42,061,747	12,573,479	(19,668,391)	468,920,856	40,564,088
Fidelity Series Blue Chip Growth Fund	1,386,969,227	434,056,965	410,884,130	130,995,336	86,272,338	(133,536,834)	1,362,877,566	79,145,039
Fidelity Series Canada Fund	766,011,562	70,699,987	149,583,859	22,497,865	25,526,751	8,801,881	721,456,322	45,147,454
Fidelity Series Commodity Strategy Fund	191,232,171	61,551,059	192,234,132	6,935,947	(111,218,562)	106,252,822	55,583,358	592,447
Fidelity Series Emerging Markets Debt Fund	146,003,052	13,312,453	20,422,256	8,271,936	(166,044)	2,347,790	141,074,995	17,700,752
Fidelity Series Emerging Markets Debt Local Currency Fund	46,601,981	2,982,870	6,552,960	1,939,647	(339,168)	160,862	42,853,585	4,798,834
Fidelity Series Emerging Markets Fund	728,996,659	48,360,856	180,284,823	17,798,749	4,734,555	26,229,523	628,036,770	68,788,255
Fidelity Series Emerging Markets Opportunities Fund	2,930,045,676	183,284,220	800,845,249	52,896,818	39,940,323	161,237,835	2,513,662,805	131,674,322
Fidelity Series Floating Rate High Income Fund	27,721,692	3,201,324	3,773,245	2,447,926	(6,594)	(624,773)	26,518,404	2,999,819
Fidelity Series Government Money Market Fund	512,115	31,126,694	31,638,809	291,905	-	-	-	-
Fidelity Series Growth Company Fund	2,586,681,005	812,619,671	755,177,283	304,017,821	153,819,099	(315,881,983)	2,482,060,509	118,249,667
Fidelity Series High Income Fund	149,226,841	24,082,685	25,696,584	10,113,603	148,326	1,397,126	149,158,394	17,445,426
Fidelity Series International Credit Fund	9,983,120	484,451	605,174	484,450	16,682	270,063	10,149,142	1,209,671
Fidelity Series International Developed Markets Bond Index Fund	252,569,129	433,201,088	60,646,520	15,540,505	661,581	(13,695,226)	612,090,052	71,090,598
Fidelity Series International Growth Fund	2,163,861,459	214,534,279	415,385,097	79,580,422	71,130,125	(150,355,772)	1,883,784,994	105,711,840
Fidelity Series International Small Cap Fund	427,047,943	54,010,592	84,076,575	36,725,276	13,375,302	(30,043,830)	380,313,432	22,786,904
Fidelity Series International Value Fund	2,174,332,933	181,880,675	493,646,445	87,152,544	80,374,544	84,063,226	2,027,004,933	149,154,153
Fidelity Series Intrinsic Opportunities Fund	487,230,846	81,381,549	153,292,313	52,278,729	5,670,573	(62,931,205)	358,059,450	34,695,683
Fidelity Series Investment Grade Bond Fund	1,098,244,693	571,184,841	263,178,742	54,247,998	289,239	16,043,478	1,422,583,509	141,269,465
Fidelity Series Large Cap Stock Fund	2,436,340,988	416,511,604	479,773,933	198,442,391	101,857,672	(28,812,924)	2,446,123,407	109,007,282
Fidelity Series Large Cap Value Index Fund	765,384,682	130,438,000	181,904,519	23,962,452	27,126,252	6,583,180	747,627,595	44,983,610
Fidelity Series Long-Term Treasury Bond Index Fund	1,524,269,777	380,310,435	417,347,647	49,379,743	(92,989,280)	73,267,219	1,467,510,504	265,853,352
Fidelity Series Opportunistic Insights Fund	1,542,454,054	296,795,052	413,156,660	110,972,472	81,291,469	(31,274,876)	1,476,109,039	64,318,477
Fidelity Series Overseas Fund	2,169,632,884	157,380,341	472,893,975	42,896,526	75,263,729	(33,402,153)	1,895,980,826	132,308,501
Fidelity Series Real Estate Income Fund	27,757,005	2,401,063	3,801,900	1,647,540	32,691	846,694	27,235,553	2,729,013
Fidelity Series Select International Small Cap Fund	-	5,015,376	-	-	-	-	5,015,376	432,360
Fidelity Series Short-Term Credit Fund	819,466	-	815,306	940	18,675	(22,835)	-	-
Fidelity Series Small Cap Core Fund	68,522,316	28,296,869	11,816,610	1,058,656	1,109,222	(9,520,464)	76,591,333	7,072,145
Fidelity Series Small Cap Discovery Fund	212,532,303	117,154,532	55,333,256	21,913,770	1,839,247	(48,660,265)	227,532,561	22,198,299
Fidelity Series Small Cap Opportunities Fund	716,166,146	139,145,231	283,577,924	60,664,510	34,436,692	(104,804,893)	501,365,252	37,611,797
Fidelity Series Stock Selector Large Cap Value Fund	1,706,263,209	427,544,649	439,013,575	197,582,685	54,521,330	(88,023,436)	1,661,292,177	122,064,083
Fidelity Series Value Discovery Fund	1,525,579,016	400,806,860	387,283,542	76,392,705	40,126,463	(46,876,161)	1,532,352,636	97,664,285
	28,799,164,051	5,997,829,629	7,497,325,112	1,715,464,656	708,035,409	(629,742,355)	27,377,961,622

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	3,926,210,425	3,926,210,425	-	-

Domestic Equity Funds	13,396,495,739	13,396,495,739	-	-

International Equity Funds	10,055,255,458	10,055,255,458	-	-

U.S. Treasury Obligations	69,304,127	-	69,304,127	-

Money Market Funds	123,416,986	123,416,986	-	-
Total Investments in Securities:	27,570,682,735	27,501,378,608	69,304,127	-
Derivative Instruments:

Assets
Futures Contracts	27,276,226	27,276,226	-	-
Total Assets	27,276,226	27,276,226	-	-

Liabilities
Futures Contracts	(17,486,308)	(17,486,308)	-	-
Total Liabilities	(17,486,308)	(17,486,308)	-	-
Total Derivative Instruments:	9,789,918	9,789,918	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	2,705,533	(17,486,308)
Total Equity Risk	2,705,533	(17,486,308)
Interest Rate Risk
Futures Contracts (a)	24,570,693	0
Total Interest Rate Risk	24,570,693	0
Total Value of Derivatives	27,276,226	(17,486,308)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity Freedom® 2040 Fund
Financial Statements
Statement of Assets and Liabilities
As of March 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $69,305,744)	$69,304,127
Fidelity Central Funds (cost $123,416,986)	123,416,986
Other affiliated issuers (cost $21,632,946,616)	27,377,961,622

Total Investment in Securities (cost $21,825,669,346)		$27,570,682,735
Receivable for investments sold		293,868,764
Receivable for fund shares sold		38,702,097
Distributions receivable from Fidelity Central Funds		420,329
Other receivables		235,344
Total assets		27,903,909,269
Liabilities
Payable for investments purchased	$324,117,531
Payable for fund shares redeemed	37,722,719
Accrued management fee	13,782,933
Payable for daily variation margin on futures contracts	6,814,939
Other payables and accrued expenses	234,719
Total liabilities		382,672,841
Net Assets		$27,521,236,428
Net Assets consist of:
Paid in capital		$21,165,118,838
Total accumulated earnings (loss)		6,356,117,590
Net Assets		$27,521,236,428

Net Asset Value and Maximum Offering Price
Fidelity Freedom 2040 Fund :
Net Asset Value, offering price and redemption price per share ($8,135,787,325 ÷ 701,585,278 shares)		$11.60
Class K :
Net Asset Value, offering price and redemption price per share ($9,853,215,674 ÷ 849,979,234 shares)		$11.59
Class K6 :
Net Asset Value, offering price and redemption price per share ($9,532,233,429 ÷ 826,230,376 shares)		$11.54
Statement of Operations
Year ended March 31, 2025
Investment Income
Dividends:
Affiliated issuers		$608,637,012
Interest		2,843,259
Income from Fidelity Central Funds		2,222,511
Total income		613,702,782
Expenses
Management fee	$175,725,457
Independent trustees' fees and expenses	73,381
Miscellaneous	83
Total expenses before reductions	175,798,921
Expense reductions	(3)
Total expenses after reductions		175,798,918
Net Investment income (loss)		437,903,864
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	1,196
Redemptions in-kind	624,783,532
Fidelity Central Funds	(334)
Other affiliated issuers	83,251,877
Futures contracts	(27,880,587)
Capital gain distributions from underlying funds:
Affiliated issuers	1,106,827,644
Total net realized gain (loss)		1,786,983,328
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(439)
Affiliated issuers	(629,742,355)
Futures contracts	3,689,914
Total change in net unrealized appreciation (depreciation)		(626,052,880)
Net gain (loss)		1,160,930,448
Net increase (decrease) in net assets resulting from operations		$1,598,834,312
Statement of Changes in Net Assets

	Year ended March 31, 2025	Year ended March 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$437,903,864	$403,391,157
Net realized gain (loss)	1,786,983,328	553,155,567
Change in net unrealized appreciation (depreciation)	(626,052,880)	4,183,412,272
Net increase (decrease) in net assets resulting from operations	1,598,834,312	5,139,958,996
Distributions to shareholders	(783,131,073)	(500,907,731)

Share transactions - net increase (decrease)	(2,151,400,213)	(811,707,783)
Total increase (decrease) in net assets	(1,335,696,974)	3,827,343,482

Net Assets
Beginning of period	28,856,933,402	25,029,589,920
End of period	$27,521,236,428	$28,856,933,402

Financial Highlights
Fidelity Freedom® 2040 Fund

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$11.30	$9.51	$11.41	$12.43	$8.40
Income from Investment Operations
Net investment income (loss) A,B	.16	.14	.19	.26	.10
Net realized and unrealized gain (loss)	.44	1.83	(.99)	.19	4.60
Total from investment operations	.60	1.97	(.80)	.45	4.70
Distributions from net investment income	(.16)	(.14)	(.19)	(.28)	(.12)
Distributions from net realized gain	(.14)	(.04)	(.91)	(1.20)	(.54)
Total distributions	(.30)	(.18)	(1.10)	(1.47) C	(.67) C
Net asset value, end of period	$11.60	$11.30	$9.51	$11.41	$12.43
Total Return D	5.37%	20.90%	(6.69)%	3.14%	57.59%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.73%	.74%	.75%	.75%	.75%
Expenses net of fee waivers, if any	.73%	.74%	.75%	.75%	.75%
Expenses net of all reductions	.73%	.74%	.75%	.75%	.75%
Net investment income (loss)	1.39%	1.44%	1.99%	2.09%	.95%
Supplemental Data
Net assets, end of period (000 omitted)	$8,135,787	$11,022,440	$10,829,761	$11,819,799	$11,610,621
Portfolio turnover rate G	20 % H	16% H	24% H	29%	22%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Freedom® 2040 Fund Class K

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$11.30	$9.52	$11.42	$12.42	$8.39
Income from Investment Operations
Net investment income (loss) A,B	.17	.15	.20	.27	.11
Net realized and unrealized gain (loss)	.45	1.82	(1.00)	.21	4.59
Total from investment operations	.62	1.97	(.80)	.48	4.70
Distributions from net investment income	(.18)	(.15)	(.19)	(.28)	(.13)
Distributions from net realized gain	(.14)	(.04)	(.91)	(1.20)	(.54)
Total distributions	(.33) C	(.19)	(1.10)	(1.48)	(.67)
Net asset value, end of period	$11.59	$11.30	$9.52	$11.42	$12.42
Total Return D	5.47%	20.94%	(6.61)%	3.36%	57.77%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.63%	.64%	.64%	.64% G	.64%
Expenses net of fee waivers, if any	.63%	.64%	.64%	.64% G	.64%
Expenses net of all reductions	.63%	.64%	.64%	.64% G	.64%
Net investment income (loss)	1.49%	1.54%	2.09%	2.20%	1.05%
Supplemental Data
Net assets, end of period (000 omitted)	$9,853,216	$10,876,258	$8,990,459	$11,362,816	$13,396,654
Portfolio turnover rate H	20 % I	16% I	24% I	29%	22%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Freedom® 2040 Fund Class K6

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$11.25	$9.47	$11.37	$12.38	$8.37
Income from Investment Operations
Net investment income (loss) A,B	.20	.17	.21	.29	.13
Net realized and unrealized gain (loss)	.44	1.82	(.99)	.20	4.57
Total from investment operations	.64	1.99	(.78)	.49	4.70
Distributions from net investment income	(.21)	(.17)	(.21)	(.31)	(.15)
Distributions from net realized gain	(.14)	(.04)	(.92)	(1.20)	(.55)
Total distributions	(.35)	(.21)	(1.12) C	(1.50) C	(.69) C
Net asset value, end of period	$11.54	$11.25	$9.47	$11.37	$12.38
Total Return D	5.70%	21.22%	(6.46)%	3.47%	57.95%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.44%	.44%	.49%	.49% G	.49%
Expenses net of fee waivers, if any	.44%	.44%	.49%	.49% G	.49%
Expenses net of all reductions	.44%	.44%	.49%	.49% G	.49%
Net investment income (loss)	1.68%	1.74%	2.24%	2.35%	1.20%
Supplemental Data
Net assets, end of period (000 omitted)	$9,532,233	$6,958,236	$5,209,370	$4,715,207	$4,133,969
Portfolio turnover rate H	20 % I	16% I	24% I	29%	22%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Freedom® 2045 Fund
Schedule of Investments March 31, 2025
Showing Percentage of Net Assets
Bond Funds - 6.8%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	1,255,035	9,726,521
Fidelity Series Emerging Markets Debt Fund (b)	13,149,653	104,802,738
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	3,558,821	31,780,272
Fidelity Series Floating Rate High Income Fund (b)	2,189,268	19,353,128
Fidelity Series High Income Fund (b)	12,766,950	109,157,423
Fidelity Series International Credit Fund (b)	712,289	5,976,103
Fidelity Series International Developed Markets Bond Index Fund (b)	21,151,843	182,117,367
Fidelity Series Investment Grade Bond Fund (b)	462,353	4,655,898
Fidelity Series Long-Term Treasury Bond Index Fund (b)	159,412,310	879,955,953
Fidelity Series Real Estate Income Fund (b)	1,991,901	19,879,177
TOTAL BOND FUNDS (Cost $1,626,993,681)		1,367,404,580

Domestic Equity Funds - 53.3%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (b)	32,406,553	374,619,753
Fidelity Series Blue Chip Growth Fund (b)	63,356,022	1,090,990,692
Fidelity Series Commodity Strategy Fund (b)	433,575	40,677,982
Fidelity Series Growth Company Fund (b)	94,703,950	1,987,835,910
Fidelity Series Intrinsic Opportunities Fund (b)	27,802,760	286,924,478
Fidelity Series Large Cap Stock Fund (b)	87,300,627	1,959,026,067
Fidelity Series Large Cap Value Index Fund (b)	36,032,640	598,862,474
Fidelity Series Opportunistic Insights Fund (b)	51,491,334	1,181,726,120
Fidelity Series Small Cap Core Fund (b)	5,486,326	59,416,914
Fidelity Series Small Cap Discovery Fund (b)	17,748,530	181,922,428
Fidelity Series Small Cap Opportunities Fund (b)	30,139,763	401,763,039
Fidelity Series Stock Selector Large Cap Value Fund (b)	97,808,155	1,331,168,989
Fidelity Series Value Discovery Fund (b)	78,261,106	1,227,916,759
TOTAL DOMESTIC EQUITY FUNDS (Cost $8,177,308,860)		10,722,851,605

International Equity Funds - 39.4%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	36,065,576	576,327,902
Fidelity Series Emerging Markets Fund (b)	53,987,097	492,902,192
Fidelity Series Emerging Markets Opportunities Fund (b)	103,341,996	1,972,798,698
Fidelity Series International Growth Fund (b)	84,637,067	1,508,232,541
Fidelity Series International Small Cap Fund (b)	15,876,906	264,985,560
Fidelity Series International Value Fund (b)	117,201,916	1,592,774,037
Fidelity Series Overseas Fund (b)	105,851,767	1,516,855,817
Fidelity Series Select International Small Cap Fund (b)	316,295	3,669,021
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $6,314,320,432)		7,928,545,768

U.S. Treasury Obligations - 0.2%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 4/10/2025 (d)	4.25	1,320,000	1,318,598
US Treasury Bills 0% 4/17/2025 (d)	4.24 to 4.25	390,000	389,261
US Treasury Bills 0% 4/24/2025 (d)	4.26	19,230,000	19,177,976
US Treasury Bills 0% 4/3/2025 (d)	4.26	3,620,000	3,619,147
US Treasury Bills 0% 5/1/2025 (d)	4.23 to 4.24	24,540,000	24,453,448
US Treasury Bills 0% 5/29/2025 (d)	4.24	650,000	645,562
US Treasury Bills 0% 6/12/2025 (d)	4.25	1,140,000	1,130,446
US Treasury Bills 0% 6/20/2025 (d)	4.24	410,000	406,172
US Treasury Bills 0% 6/26/2025 (d)	4.24	4,360,000	4,316,307
TOTAL U.S. TREASURY OBLIGATIONS (Cost $55,458,144)			55,456,917

Money Market Funds - 0.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $83,660,573)	4.32	83,643,844	83,660,573

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $16,257,741,690)	20,157,919,443
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(28,392,833)
NET ASSETS - 100.0%	20,129,526,610

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	1,964	Jun 2025	237,280,660	(8,303,595)	(8,303,595)
ICE MSCI Emerging Markets Index Contracts (United States)	3,219	Jun 2025	178,783,260	(5,890,342)	(5,890,342)

TOTAL EQUITY CONTRACTS					(14,193,937)

Interest Rate Contracts
CBOT 10 Year US Treasury Notes Contracts (United States)	2,814	Jun 2025	312,969,563	6,699,965	6,699,965
CBOT Long Term US Treasury Bond Contracts (United States)	4,171	Jun 2025	489,180,094	11,786,144	11,786,144

TOTAL INTEREST RATE CONTRACTS					18,486,109

TOTAL PURCHASED					4,292,172

Sold

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	866	Jun 2025	244,785,725	1,903,592	1,903,592

TOTAL FUTURES CONTRACTS					6,195,764
The notional amount of futures purchased as a percentage of Net Assets is 6.1%
The notional amount of futures sold as a percentage of Net Assets is 1.2%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated Fund
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $55,226,977.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	19,774,223	615,312,132	551,425,425	1,637,161	(357)	-	83,660,573	83,643,844	0.1%
Total	19,774,223	615,312,132	551,425,425	1,637,161	(357)	-	83,660,573

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	9,596,736	141,599,537	151,902,968	2,465,699	746,850	(40,155)	-	-
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	9,984,628	856,871	1,315,146	335,426	(84,760)	284,928	9,726,521	1,255,035
Fidelity Series All-Sector Equity Fund	378,668,898	65,016,267	61,821,271	33,242,899	8,098,754	(15,342,895)	374,619,753	32,406,553
Fidelity Series Blue Chip Growth Fund	1,048,605,659	378,297,483	293,153,423	101,477,189	57,353,375	(100,112,402)	1,090,990,692	63,356,022
Fidelity Series Canada Fund	572,350,467	88,846,107	110,221,322	17,777,641	16,855,015	8,497,635	576,327,902	36,065,576
Fidelity Series Commodity Strategy Fund	135,365,086	46,241,697	137,329,177	5,010,522	(79,530,823)	75,931,199	40,677,982	433,575
Fidelity Series Emerging Markets Debt Fund	103,322,631	13,926,805	14,060,451	6,039,082	203,987	1,409,766	104,802,738	13,149,653
Fidelity Series Emerging Markets Debt Local Currency Fund	32,974,415	2,850,247	3,898,574	1,429,248	(64,014)	(81,802)	31,780,272	3,558,821
Fidelity Series Emerging Markets Fund	538,692,016	51,052,571	119,606,163	13,741,536	4,991,900	17,771,868	492,902,192	53,987,097
Fidelity Series Emerging Markets Opportunities Fund	2,173,738,716	202,872,059	554,970,112	40,949,276	18,986,940	132,171,095	1,972,798,698	103,341,996
Fidelity Series Floating Rate High Income Fund	19,616,335	2,771,814	2,578,100	1,756,814	1,132	(458,053)	19,353,128	2,189,268
Fidelity Series Government Money Market Fund	293,546	17,757,935	18,051,481	205,884	-	-	-	-
Fidelity Series Growth Company Fund	1,957,404,972	708,775,354	536,936,481	240,086,990	89,939,214	(231,347,149)	1,987,835,910	94,703,950
Fidelity Series High Income Fund	105,603,946	20,732,247	18,339,664	7,322,342	133,711	1,027,183	109,157,423	12,766,950
Fidelity Series International Credit Fund	5,887,652	285,818	366,799	285,818	6,631	162,801	5,976,103	712,289
Fidelity Series International Developed Markets Bond Index Fund	-	198,909,306	10,683,126	3,170,406	(69,812)	(6,039,001)	182,117,367	21,151,843
Fidelity Series International Growth Fund	1,626,652,343	220,940,090	275,210,840	62,871,589	47,427,878	(111,576,930)	1,508,232,541	84,637,067
Fidelity Series International Small Cap Fund	303,348,667	42,053,245	67,971,612	26,553,904	8,354,146	(20,798,886)	264,985,560	15,876,906
Fidelity Series International Value Fund	1,639,789,260	198,840,291	373,944,567	68,851,845	51,908,447	76,180,606	1,592,774,037	117,201,916
Fidelity Series Intrinsic Opportunities Fund	368,359,861	73,963,782	110,154,675	40,729,617	1,435,873	(46,680,363)	286,924,478	27,802,760
Fidelity Series Investment Grade Bond Fund	-	36,575,349	32,106,052	104,380	177,175	9,426	4,655,898	462,353
Fidelity Series Large Cap Stock Fund	1,844,818,738	373,700,109	310,058,839	154,116,153	69,975,896	(19,409,837)	1,959,026,067	87,300,627
Fidelity Series Large Cap Value Index Fund	579,004,702	119,557,560	124,747,278	18,947,377	17,468,264	7,579,226	598,862,474	36,032,640
Fidelity Series Long-Term Treasury Bond Index Fund	984,386,482	256,215,383	349,751,913	30,307,003	(114,811,160)	103,917,161	879,955,953	159,412,310
Fidelity Series Opportunistic Insights Fund	1,166,388,875	259,329,266	276,738,714	87,718,015	52,036,516	(19,289,823)	1,181,726,120	51,491,334
Fidelity Series Overseas Fund	1,630,959,820	162,793,068	308,579,906	33,889,101	41,061,999	(9,379,164)	1,516,855,817	105,851,767
Fidelity Series Real Estate Income Fund	19,650,596	2,201,234	2,598,858	1,186,235	40,966	585,239	19,879,177	1,991,901
Fidelity Series Select International Small Cap Fund	-	3,669,021	-	-	-	-	3,669,021	316,295
Fidelity Series Short-Term Credit Fund	996,698	-	991,638	1,144	21,600	(26,660)	-	-
Fidelity Series Small Cap Core Fund	51,810,544	23,304,389	9,200,543	816,006	886,563	(7,384,039)	59,416,914	5,486,326
Fidelity Series Small Cap Discovery Fund	159,726,486	94,517,692	35,945,285	16,940,263	1,385,604	(37,762,069)	181,922,428	17,748,530
Fidelity Series Small Cap Opportunities Fund	540,572,134	123,874,230	206,275,445	47,035,303	23,626,318	(80,034,198)	401,763,039	30,139,763
Fidelity Series Stock Selector Large Cap Value Fund	1,291,766,477	368,140,885	298,338,400	156,451,812	34,301,329	(64,701,302)	1,331,168,989	97,808,155
Fidelity Series Value Discovery Fund	1,153,577,786	346,847,138	265,574,741	60,488,192	30,614,977	(37,548,401)	1,227,916,759	78,261,106
	20,453,915,172	4,647,314,850	5,083,423,564	1,282,304,711	383,480,491	(382,484,996)	20,018,801,953

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	1,367,404,580	1,367,404,580	-	-

Domestic Equity Funds	10,722,851,605	10,722,851,605	-	-

International Equity Funds	7,928,545,768	7,928,545,768	-	-

U.S. Treasury Obligations	55,456,917	-	55,456,917	-

Money Market Funds	83,660,573	83,660,573	-	-
Total Investments in Securities:	20,157,919,443	20,102,462,526	55,456,917	-
Derivative Instruments:

Assets
Futures Contracts	20,389,701	20,389,701	-	-
Total Assets	20,389,701	20,389,701	-	-

Liabilities
Futures Contracts	(14,193,937)	(14,193,937)	-	-
Total Liabilities	(14,193,937)	(14,193,937)	-	-
Total Derivative Instruments:	6,195,764	6,195,764	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	1,903,592	(14,193,937)
Total Equity Risk	1,903,592	(14,193,937)
Interest Rate Risk
Futures Contracts (a)	18,486,109	0
Total Interest Rate Risk	18,486,109	0
Total Value of Derivatives	20,389,701	(14,193,937)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity Freedom® 2045 Fund
Financial Statements
Statement of Assets and Liabilities
As of March 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $55,458,144)	$55,456,917
Fidelity Central Funds (cost $83,660,573)	83,660,573
Other affiliated issuers (cost $16,118,622,973)	20,018,801,953

Total Investment in Securities (cost $16,257,741,690)		$20,157,919,443
Receivable for investments sold		241,997,737
Receivable for fund shares sold		31,557,006
Distributions receivable from Fidelity Central Funds		298,611
Other receivables		195,870
Total assets		20,431,968,667
Liabilities
Payable for investments purchased	$263,051,616
Payable for fund shares redeemed	24,500,124
Accrued management fee	10,015,052
Payable for daily variation margin on futures contracts	4,679,903
Other payables and accrued expenses	195,362
Total liabilities		302,442,057
Net Assets		$20,129,526,610
Net Assets consist of:
Paid in capital		$15,829,837,647
Total accumulated earnings (loss)		4,299,688,963
Net Assets		$20,129,526,610

Net Asset Value and Maximum Offering Price
Fidelity Freedom 2045 Fund :
Net Asset Value, offering price and redemption price per share ($4,237,108,394 ÷ 313,660,094 shares)		$13.51
Class K :
Net Asset Value, offering price and redemption price per share ($8,049,568,011 ÷ 597,424,552 shares)		$13.47
Class K6 :
Net Asset Value, offering price and redemption price per share ($7,842,850,205 ÷ 584,304,219 shares)		$13.42
Statement of Operations
Year ended March 31, 2025
Investment Income
Dividends:
Affiliated issuers		$414,818,341
Interest		2,088,715
Income from Fidelity Central Funds		1,637,161
Total income		418,544,217
Expenses
Management fee	$126,335,711
Independent trustees' fees and expenses	54,242
Interest	1,675
Miscellaneous	51
Total expenses before reductions	126,391,679
Expense reductions	(9)
Total expenses after reductions		126,391,670
Net Investment income (loss)		292,152,547
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	682
Redemptions in-kind	489,882,541
Fidelity Central Funds	(357)
Other affiliated issuers	(106,402,050)
Futures contracts	(20,956,334)
Capital gain distributions from underlying funds:
Affiliated issuers	867,486,370
Total net realized gain (loss)		1,230,010,852
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(321)
Affiliated issuers	(382,484,996)
Futures contracts	546,383
Total change in net unrealized appreciation (depreciation)		(381,938,934)
Net gain (loss)		848,071,918
Net increase (decrease) in net assets resulting from operations		$1,140,224,465
Statement of Changes in Net Assets

	Year ended March 31, 2025	Year ended March 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$292,152,547	$267,597,910
Net realized gain (loss)	1,230,010,852	412,535,235
Change in net unrealized appreciation (depreciation)	(381,938,934)	3,092,926,788
Net increase (decrease) in net assets resulting from operations	1,140,224,465	3,773,059,933
Distributions to shareholders	(456,280,836)	(376,499,483)

Share transactions - net increase (decrease)	(1,052,330,549)	(47,533,863)
Total increase (decrease) in net assets	(368,386,920)	3,349,026,587

Net Assets
Beginning of period	20,497,913,530	17,148,886,943
End of period	$20,129,526,610	$20,497,913,530

Financial Highlights
Fidelity Freedom® 2045 Fund

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$13.08	$10.93	$13.07	$14.22	$9.54
Income from Investment Operations
Net investment income (loss) A,B	.17	.16	.21	.30	.12
Net realized and unrealized gain (loss)	.53	2.21	(1.12)	.22	5.23
Total from investment operations	.70	2.37	(.91)	.52	5.35
Distributions from net investment income	(.16)	(.15)	(.22)	(.32)	(.14)
Distributions from net realized gain	(.10)	(.07)	(1.01)	(1.36)	(.53)
Total distributions	(.27) C	(.22)	(1.23)	(1.67) C	(.67)
Net asset value, end of period	$13.51	$13.08	$10.93	$13.07	$14.22
Total Return D	5.33%	21.94%	(6.61)%	3.19%	57.65%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.74% G	.75%	.75%	.75%	.75%
Expenses net of fee waivers, if any	.74 % G	.75%	.75%	.75%	.75%
Expenses net of all reductions	.74% G	.75%	.75%	.75%	.75%
Net investment income (loss)	1.26%	1.35%	1.98%	2.10%	.96%
Supplemental Data
Net assets, end of period (000 omitted)	$4,237,108	$6,535,559	$6,387,561	$6,683,617	$6,499,049
Portfolio turnover rate H	18 % I	14% I	22% I	30%	21%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Freedom® 2045 Fund Class K

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$13.07	$10.93	$13.07	$14.21	$9.53
Income from Investment Operations
Net investment income (loss) A,B	.19	.17	.22	.31	.13
Net realized and unrealized gain (loss)	.51	2.21	(1.12)	.23	5.23
Total from investment operations	.70	2.38	(.90)	.54	5.36
Distributions from net investment income	(.20)	(.17)	(.22)	(.32)	(.15)
Distributions from net realized gain	(.10)	(.07)	(1.02)	(1.36)	(.53)
Total distributions	(.30)	(.24)	(1.24)	(1.68)	(.68)
Net asset value, end of period	$13.47	$13.07	$10.93	$13.07	$14.21
Total Return C	5.39%	22.03%	(6.54)%	3.32%	57.85%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.64%	.64%	.64%	.64% F	.64%
Expenses net of fee waivers, if any	.64%	.64%	.64%	.64% F	.64%
Expenses net of all reductions	.64%	.64%	.64%	.64% F	.64%
Net investment income (loss)	1.36%	1.45%	2.08%	2.20%	1.06%
Supplemental Data
Net assets, end of period (000 omitted)	$8,049,568	$8,239,746	$6,749,769	$8,267,190	$9,496,661
Portfolio turnover rate G	18 % H	14% H	22% H	30%	21%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Freedom® 2045 Fund Class K6

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$13.01	$10.88	$13.02	$14.17	$9.51
Income from Investment Operations
Net investment income (loss) A,B	.21	.19	.24	.33	.15
Net realized and unrealized gain (loss)	.53	2.20	(1.12)	.23	5.22
Total from investment operations	.74	2.39	(.88)	.56	5.37
Distributions from net investment income	(.23)	(.19)	(.24)	(.35)	(.17)
Distributions from net realized gain	(.10)	(.07)	(1.02)	(1.36)	(.54)
Total distributions	(.33)	(.26)	(1.26)	(1.71)	(.71)
Net asset value, end of period	$13.42	$13.01	$10.88	$13.02	$14.17
Total Return C	5.68%	22.19%	(6.37)%	3.44%	58.05%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.45%	.45%	.49%	.49% F	.49%
Expenses net of fee waivers, if any	.45%	.45%	.49%	.49% F	.49%
Expenses net of all reductions	.45%	.45%	.49%	.49% F	.49%
Net investment income (loss)	1.55%	1.65%	2.23%	2.35%	1.21%
Supplemental Data
Net assets, end of period (000 omitted)	$7,842,850	$5,722,609	$4,011,557	$3,581,681	$3,234,275
Portfolio turnover rate G	18 % H	14% H	22% H	30%	21%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Freedom® 2050 Fund
Schedule of Investments March 31, 2025
Showing Percentage of Net Assets
Bond Funds - 6.8%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	1,131,594	8,769,856
Fidelity Series Emerging Markets Debt Fund (b)	11,848,563	94,433,046
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	3,203,195	28,604,528
Fidelity Series Floating Rate High Income Fund (b)	1,973,073	17,441,966
Fidelity Series High Income Fund (b)	11,504,659	98,364,837
Fidelity Series International Credit Fund (b)	594,591	4,988,617
Fidelity Series International Developed Markets Bond Index Fund (b)	19,105,052	164,494,498
Fidelity Series Investment Grade Bond Fund (b)	419,047	4,219,800
Fidelity Series Long-Term Treasury Bond Index Fund (b)	143,650,395	792,950,181
Fidelity Series Real Estate Income Fund (b)	1,794,928	17,913,378
TOTAL BOND FUNDS (Cost $1,465,952,721)		1,232,180,707

Domestic Equity Funds - 53.3%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (b)	29,205,089	337,610,832
Fidelity Series Blue Chip Growth Fund (b)	57,093,864	983,156,336
Fidelity Series Commodity Strategy Fund (b)	390,706	36,656,053
Fidelity Series Growth Company Fund (b)	85,342,397	1,791,336,909
Fidelity Series Intrinsic Opportunities Fund (b)	25,053,914	258,556,391
Fidelity Series Large Cap Stock Fund (b)	78,670,577	1,765,367,753
Fidelity Series Large Cap Value Index Fund (b)	32,468,296	539,623,073
Fidelity Series Opportunistic Insights Fund (b)	46,401,865	1,064,922,805
Fidelity Series Small Cap Core Fund (b)	4,936,331	53,460,460
Fidelity Series Small Cap Discovery Fund (b)	15,998,168	163,981,221
Fidelity Series Small Cap Opportunities Fund (b)	27,159,998	362,042,774
Fidelity Series Stock Selector Large Cap Value Fund (b)	88,139,724	1,199,581,641
Fidelity Series Value Discovery Fund (b)	70,523,189	1,106,508,829
TOTAL DOMESTIC EQUITY FUNDS (Cost $7,472,495,403)		9,662,805,077

International Equity Funds - 39.4%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	32,499,040	519,334,666
Fidelity Series Emerging Markets Fund (b)	48,649,612	444,170,954
Fidelity Series Emerging Markets Opportunities Fund (b)	93,124,920	1,777,754,721
Fidelity Series International Growth Fund (b)	76,276,047	1,359,239,160
Fidelity Series International Small Cap Fund (b)	14,309,136	238,819,473
Fidelity Series International Value Fund (b)	105,606,129	1,435,187,290
Fidelity Series Overseas Fund (b)	95,387,213	1,366,898,755
Fidelity Series Select International Small Cap Fund (b)	284,834	3,304,080
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $5,750,627,523)		7,144,709,099

U.S. Treasury Obligations - 0.2%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 4/10/2025 (d)	4.25	1,220,000	1,218,704
US Treasury Bills 0% 4/17/2025 (d)	4.24 to 4.25	370,000	369,299
US Treasury Bills 0% 4/24/2025 (d)	4.26	17,310,000	17,263,170
US Treasury Bills 0% 4/3/2025 (d)	4.26	3,270,000	3,269,229
US Treasury Bills 0% 5/1/2025 (d)	4.23 to 4.24	22,230,000	22,151,595
US Treasury Bills 0% 5/29/2025 (d)	4.24	650,000	645,563
US Treasury Bills 0% 6/12/2025 (d)	4.25	470,000	466,061
US Treasury Bills 0% 6/20/2025 (d)	4.24	380,000	376,453
US Treasury Bills 0% 6/26/2025 (d)	4.24	4,180,000	4,138,111
TOTAL U.S. TREASURY OBLIGATIONS (Cost $49,899,312)			49,898,185

Money Market Funds - 0.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $74,979,616)	4.32	74,964,623	74,979,616

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $14,813,954,575)	18,164,572,684
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(25,115,024)
NET ASSETS - 100.0%	18,139,457,660

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	1,769	Jun 2025	213,721,735	(7,479,884)	(7,479,884)
ICE MSCI Emerging Markets Index Contracts (United States)	2,899	Jun 2025	161,010,460	(5,304,924)	(5,304,924)

TOTAL EQUITY CONTRACTS					(12,784,808)

Interest Rate Contracts
CBOT 10 Year US Treasury Notes Contracts (United States)	2,535	Jun 2025	281,939,531	6,035,683	6,035,683
CBOT Long Term US Treasury Bond Contracts (United States)	3,757	Jun 2025	440,625,656	10,612,028	10,612,028

TOTAL INTEREST RATE CONTRACTS					16,647,711

TOTAL PURCHASED					3,862,903

Sold

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	781	Jun 2025	220,759,413	1,714,769	1,714,769

TOTAL FUTURES CONTRACTS					5,577,672
The notional amount of futures purchased as a percentage of Net Assets is 6.1%
The notional amount of futures sold as a percentage of Net Assets is 1.2%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated Fund
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $49,763,224.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	17,969,445	555,410,625	498,400,131	1,482,058	(323)	-	74,979,616	74,964,623	0.1%
Total	17,969,445	555,410,625	498,400,131	1,482,058	(323)	-	74,979,616

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	8,693,870	128,083,957	137,424,669	2,218,712	683,207	(36,365)	-	-
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	9,041,667	831,696	1,284,788	302,353	(80,902)	262,183	8,769,856	1,131,594
Fidelity Series All-Sector Equity Fund	342,912,438	60,477,585	59,747,457	29,808,574	8,468,013	(14,499,747)	337,610,832	29,205,089
Fidelity Series Blue Chip Growth Fund	949,530,781	349,545,638	278,448,467	91,791,501	54,764,420	(92,236,036)	983,156,336	57,093,864
Fidelity Series Canada Fund	518,264,132	83,160,762	105,419,624	15,915,590	16,853,922	6,475,474	519,334,666	32,499,040
Fidelity Series Commodity Strategy Fund	122,579,707	42,461,526	125,111,236	4,534,232	(71,251,408)	67,977,464	36,656,053	390,706
Fidelity Series Emerging Markets Debt Fund	93,593,976	13,149,734	13,781,956	5,448,426	161,599	1,309,693	94,433,046	11,848,563
Fidelity Series Emerging Markets Debt Local Currency Fund	29,840,574	2,718,251	3,828,905	1,279,063	(39,677)	(85,715)	28,604,528	3,203,195
Fidelity Series Emerging Markets Fund	487,795,753	77,204,669	142,859,906	12,301,632	5,765,268	16,265,170	444,170,954	48,649,612
Fidelity Series Emerging Markets Opportunities Fund	1,968,309,731	177,968,035	504,062,784	36,662,726	18,276,300	117,263,439	1,777,754,721	93,124,920
Fidelity Series Floating Rate High Income Fund	17,766,005	2,614,218	2,528,038	1,586,226	4,202	(414,421)	17,441,966	1,973,073
Fidelity Series Government Money Market Fund	263,754	15,939,758	16,203,512	185,527	-	-	-	-
Fidelity Series Growth Company Fund	1,772,438,983	651,552,945	509,051,623	215,076,593	89,993,208	(213,596,604)	1,791,336,909	85,342,397
Fidelity Series High Income Fund	95,642,829	19,247,914	17,587,317	6,606,727	256,298	805,113	98,364,837	11,504,659
Fidelity Series International Credit Fund	4,945,986	239,346	338,301	239,347	(3,612)	145,198	4,988,617	594,591
Fidelity Series International Developed Markets Bond Index Fund	-	181,447,750	11,479,298	2,843,574	(46,319)	(5,427,635)	164,494,498	19,105,052
Fidelity Series International Growth Fund	1,472,931,821	207,561,706	263,985,583	56,298,927	49,510,679	(106,779,463)	1,359,239,160	76,276,047
Fidelity Series International Small Cap Fund	274,691,205	39,138,507	64,005,526	23,784,291	8,037,886	(19,042,599)	238,819,473	14,309,136
Fidelity Series International Value Fund	1,484,810,124	187,525,961	352,931,595	61,654,556	47,212,817	68,569,983	1,435,187,290	105,606,129
Fidelity Series Intrinsic Opportunities Fund	333,545,044	68,530,583	102,891,316	36,724,987	(860,295)	(39,767,625)	258,556,391	25,053,914
Fidelity Series Investment Grade Bond Fund	-	33,035,771	28,984,651	94,270	160,141	8,539	4,219,800	419,047
Fidelity Series Large Cap Stock Fund	1,670,460,792	348,815,406	301,054,914	138,803,928	66,281,920	(19,135,451)	1,765,367,753	78,670,577
Fidelity Series Large Cap Value Index Fund	524,288,255	111,194,058	118,823,685	16,969,870	17,503,648	5,460,797	539,623,073	32,468,296
Fidelity Series Long-Term Treasury Bond Index Fund	891,345,154	234,770,882	323,371,354	27,358,244	(108,870,861)	99,076,360	792,950,181	143,650,395
Fidelity Series Opportunistic Insights Fund	1,056,183,422	239,531,606	261,811,423	78,595,591	52,473,391	(21,454,191)	1,064,922,805	46,401,865
Fidelity Series Overseas Fund	1,476,832,691	154,929,020	293,732,898	30,348,408	41,821,890	(12,951,948)	1,366,898,755	95,387,213
Fidelity Series Real Estate Income Fund	17,796,021	2,096,934	2,548,604	1,068,944	45,130	523,897	17,913,378	1,794,928
Fidelity Series Select International Small Cap Fund	-	3,304,080	-	-	-	-	3,304,080	284,834
Fidelity Series Short-Term Credit Fund	1,232,687	-	1,226,430	1,415	26,221	(32,478)	-	-
Fidelity Series Small Cap Core Fund	46,735,192	20,995,649	8,460,732	737,352	797,769	(6,607,418)	53,460,460	4,936,331
Fidelity Series Small Cap Discovery Fund	144,639,070	86,518,762	34,470,779	15,265,697	1,458,116	(34,163,948)	163,981,221	15,998,168
Fidelity Series Small Cap Opportunities Fund	489,499,624	114,626,706	191,585,048	42,514,387	21,789,595	(72,288,103)	362,042,774	27,159,998
Fidelity Series Stock Selector Large Cap Value Fund	1,169,678,219	339,004,466	283,145,623	140,237,067	35,023,981	(60,979,402)	1,199,581,641	88,139,724
Fidelity Series Value Discovery Fund	1,044,580,595	320,487,648	253,109,566	54,215,354	30,991,924	(36,441,772)	1,106,508,829	70,523,189
	18,520,870,102	4,318,711,529	4,815,297,608	1,151,474,091	387,208,471	(371,797,611)	18,039,694,883

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	1,232,180,707	1,232,180,707	-	-

Domestic Equity Funds	9,662,805,077	9,662,805,077	-	-

International Equity Funds	7,144,709,099	7,144,709,099	-	-

U.S. Treasury Obligations	49,898,185	-	49,898,185	-

Money Market Funds	74,979,616	74,979,616	-	-
Total Investments in Securities:	18,164,572,684	18,114,674,499	49,898,185	-
Derivative Instruments:

Assets
Futures Contracts	18,362,480	18,362,480	-	-
Total Assets	18,362,480	18,362,480	-	-

Liabilities
Futures Contracts	(12,784,808)	(12,784,808)	-	-
Total Liabilities	(12,784,808)	(12,784,808)	-	-
Total Derivative Instruments:	5,577,672	5,577,672	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	1,714,769	(12,784,808)
Total Equity Risk	1,714,769	(12,784,808)
Interest Rate Risk
Futures Contracts (a)	16,647,711	0
Total Interest Rate Risk	16,647,711	0
Total Value of Derivatives	18,362,480	(12,784,808)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity Freedom® 2050 Fund
Financial Statements
Statement of Assets and Liabilities
As of March 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $49,899,312)	$49,898,185
Fidelity Central Funds (cost $74,979,616)	74,979,616
Other affiliated issuers (cost $14,689,075,647)	18,039,694,883

Total Investment in Securities (cost $14,813,954,575)		$18,164,572,684
Receivable for investments sold		214,234,788
Receivable for fund shares sold		34,357,001
Distributions receivable from Fidelity Central Funds		267,760
Other receivables		456
Total assets		18,413,432,689
Liabilities
Payable for investments purchased	$241,408,115
Payable for fund shares redeemed	19,378,701
Accrued management fee	8,978,942
Payable for daily variation margin on futures contracts	4,209,271
Total liabilities		273,975,029
Net Assets		$18,139,457,660
Net Assets consist of:
Paid in capital		$14,442,170,156
Total accumulated earnings (loss)		3,697,287,504
Net Assets		$18,139,457,660

Net Asset Value and Maximum Offering Price
Fidelity Freedom 2050 Fund :
Net Asset Value, offering price and redemption price per share ($3,693,113,907 ÷ 269,791,778 shares)		$13.69
Class K :
Net Asset Value, offering price and redemption price per share ($7,205,676,931 ÷ 527,621,426 shares)		$13.66
Class K6 :
Net Asset Value, offering price and redemption price per share ($7,240,666,822 ÷ 531,199,741 shares)		$13.63
Statement of Operations
Year ended March 31, 2025
Investment Income
Dividends:
Affiliated issuers		$372,138,855
Interest		1,884,443
Income from Fidelity Central Funds		1,482,058
Total income		375,505,356
Expenses
Management fee	$113,958,437
Independent trustees' fees and expenses	48,965
Interest	889
Miscellaneous	62
Total expenses before reductions	114,008,353
Expense reductions	(8)
Total expenses after reductions		114,008,345
Net Investment income (loss)		261,497,011
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	609
Redemptions in-kind	479,703,385
Fidelity Central Funds	(323)
Other affiliated issuers	(92,494,914)
Futures contracts	(19,354,494)
Capital gain distributions from underlying funds:
Affiliated issuers	779,335,236
Total net realized gain (loss)		1,147,189,499
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(325)
Affiliated issuers	(371,797,611)
Futures contracts	476,925
Total change in net unrealized appreciation (depreciation)		(371,321,011)
Net gain (loss)		775,868,488
Net increase (decrease) in net assets resulting from operations		$1,037,365,499
Statement of Changes in Net Assets

	Year ended March 31, 2025	Year ended March 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$261,497,011	$242,964,256
Net realized gain (loss)	1,147,189,499	432,615,140
Change in net unrealized appreciation (depreciation)	(371,321,011)	2,739,128,185
Net increase (decrease) in net assets resulting from operations	1,037,365,499	3,414,707,581
Distributions to shareholders	(388,089,314)	(330,541,688)

Share transactions - net increase (decrease)	(1,070,600,909)	(92,334,095)
Total increase (decrease) in net assets	(421,324,724)	2,991,831,798

Net Assets
Beginning of period	18,560,782,384	15,568,950,586
End of period	$18,139,457,660	$18,560,782,384

Financial Highlights
Fidelity Freedom® 2050 Fund

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$13.24	$11.06	$13.20	$14.33	$9.61
Income from Investment Operations
Net investment income (loss) A,B	.17	.16	.22	.30	.12
Net realized and unrealized gain (loss)	.54	2.24	(1.14)	.23	5.27
Total from investment operations	.71	2.40	(.92)	.53	5.39
Distributions from net investment income	(.17)	(.16)	(.22)	(.32)	(.14)
Distributions from net realized gain	(.09)	(.06)	(1.00)	(1.34)	(.53)
Total distributions	(.26)	(.22)	(1.22)	(1.66)	(.67)
Net asset value, end of period	$13.69	$13.24	$11.06	$13.20	$14.33
Total Return C	5.33%	21.90%	(6.59)%	3.20%	57.62%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.74% F	.75%	.75%	.75%	.75%
Expenses net of fee waivers, if any	.74 % F	.75%	.75%	.75%	.75%
Expenses net of all reductions	.74% F	.75%	.75%	.75%	.75%
Net investment income (loss)	1.25%	1.35%	1.99%	2.10%	.96%
Supplemental Data
Net assets, end of period (000 omitted)	$3,693,114	$5,629,337	$5,490,915	$5,676,102	$5,495,177
Portfolio turnover rate G	19 % H	14% H	22% H	29%	21%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Freedom® 2050 Fund Class K

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$13.23	$11.05	$13.19	$14.32	$9.60
Income from Investment Operations
Net investment income (loss) A,B	.19	.17	.23	.32	.13
Net realized and unrealized gain (loss)	.53	2.24	(1.14)	.22	5.27
Total from investment operations	.72	2.41	(.91)	.54	5.40
Distributions from net investment income	(.20)	(.17)	(.22)	(.33)	(.15)
Distributions from net realized gain	(.09)	(.06)	(1.01)	(1.34)	(.53)
Total distributions	(.29)	(.23)	(1.23)	(1.67)	(.68)
Net asset value, end of period	$13.66	$13.23	$11.05	$13.19	$14.32
Total Return C	5.46%	22.08%	(6.53)%	3.26%	57.78%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.64%	.64%	.64%	.64% F	.64%
Expenses net of fee waivers, if any	.64%	.64%	.64%	.64% F	.64%
Expenses net of all reductions	.64%	.64%	.64%	.64% F	.64%
Net investment income (loss)	1.35%	1.45%	2.09%	2.20%	1.06%
Supplemental Data
Net assets, end of period (000 omitted)	$7,205,677	$7,818,363	$6,412,099	$7,763,505	$8,727,043
Portfolio turnover rate G	19 % H	14% H	22% H	29%	21%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Freedom® 2050 Fund Class K6

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$13.20	$11.03	$13.17	$14.30	$9.59
Income from Investment Operations
Net investment income (loss) A,B	.21	.19	.24	.34	.15
Net realized and unrealized gain (loss)	.54	2.23	(1.13)	.22	5.26
Total from investment operations	.75	2.42	(.89)	.56	5.41
Distributions from net investment income	(.23)	(.19)	(.24)	(.35)	(.17)
Distributions from net realized gain	(.09)	(.06)	(1.01)	(1.34)	(.53)
Total distributions	(.32)	(.25)	(1.25)	(1.69)	(.70)
Net asset value, end of period	$13.63	$13.20	$11.03	$13.17	$14.30
Total Return C	5.67%	22.20%	(6.35)%	3.43%	57.97%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.45%	.45%	.49%	.49% F	.49%
Expenses net of fee waivers, if any	.45%	.45%	.49%	.49% F	.49%
Expenses net of all reductions	.45%	.45%	.49%	.49% F	.49%
Net investment income (loss)	1.54%	1.65%	2.24%	2.35%	1.21%
Supplemental Data
Net assets, end of period (000 omitted)	$7,240,667	$5,113,083	$3,665,937	$3,161,910	$2,710,752
Portfolio turnover rate G	19 % H	14% H	22% H	29%	21%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Freedom® 2055 Fund
Schedule of Investments March 31, 2025
Showing Percentage of Net Assets
Bond Funds - 6.8%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	715,029	5,541,472
Fidelity Series Emerging Markets Debt Fund (b)	7,493,476	59,723,001
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	2,005,932	17,912,971
Fidelity Series Floating Rate High Income Fund (b)	1,244,839	11,004,372
Fidelity Series High Income Fund (b)	7,236,524	61,872,280
Fidelity Series International Credit Fund (b)	199,643	1,675,001
Fidelity Series International Developed Markets Bond Index Fund (b)	12,205,355	105,088,110
Fidelity Series Investment Grade Bond Fund (b)	266,096	2,679,582
Fidelity Series Long-Term Treasury Bond Index Fund (b)	90,357,245	498,771,992
Fidelity Series Real Estate Income Fund (b)	1,131,931	11,296,676
TOTAL BOND FUNDS (Cost $910,002,673)		775,565,457

Domestic Equity Funds - 53.3%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (b)	18,369,023	212,345,905
Fidelity Series Blue Chip Growth Fund (b)	35,911,861	618,402,250
Fidelity Series Commodity Strategy Fund (b)	245,758	23,057,041
Fidelity Series Growth Company Fund (b)	53,680,815	1,126,760,301
Fidelity Series Intrinsic Opportunities Fund (b)	15,759,207	162,635,012
Fidelity Series Large Cap Stock Fund (b)	49,484,057	1,110,422,244
Fidelity Series Large Cap Value Index Fund (b)	20,422,029	339,414,129
Fidelity Series Opportunistic Insights Fund (b)	29,186,758	669,836,087
Fidelity Series Small Cap Core Fund (b)	3,102,705	33,602,297
Fidelity Series Small Cap Discovery Fund (b)	10,064,844	103,164,655
Fidelity Series Small Cap Opportunities Fund (b)	17,084,047	227,730,345
Fidelity Series Stock Selector Large Cap Value Fund (b)	55,441,617	754,560,405
Fidelity Series Value Discovery Fund (b)	44,359,812	696,005,442
TOTAL DOMESTIC EQUITY FUNDS (Cost $5,101,986,026)		6,077,936,113

International Equity Funds - 39.4%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	20,441,787	326,659,761
Fidelity Series Emerging Markets Fund (b)	30,601,257	279,389,474
Fidelity Series Emerging Markets Opportunities Fund (b)	58,576,790	1,118,230,918
Fidelity Series International Growth Fund (b)	47,984,181	855,078,112
Fidelity Series International Small Cap Fund (b)	8,992,210	150,079,990
Fidelity Series International Value Fund (b)	66,408,861	902,496,422
Fidelity Series Overseas Fund (b)	60,000,153	859,802,192
Fidelity Series Select International Small Cap Fund (b)	179,037	2,076,829
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $3,794,728,320)		4,493,813,698

U.S. Treasury Obligations - 0.2%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 4/10/2025 (d)	4.25	740,000	739,214
US Treasury Bills 0% 4/17/2025 (d)	4.24 to 4.25	210,000	209,601
US Treasury Bills 0% 4/24/2025 (d)	4.26	10,130,000	10,102,595
US Treasury Bills 0% 4/3/2025 (d)	4.26	2,030,000	2,029,521
US Treasury Bills 0% 5/1/2025 (d)	4.23 to 4.24	13,790,000	13,741,363
US Treasury Bills 0% 5/29/2025 (d)	4.24	650,000	645,563
US Treasury Bills 0% 6/12/2025 (d)	4.25	1,050,000	1,041,201
US Treasury Bills 0% 6/20/2025 (d)	4.24	240,000	237,760
US Treasury Bills 0% 6/26/2025 (d)	4.24	2,570,000	2,544,245
TOTAL U.S. TREASURY OBLIGATIONS (Cost $31,291,756)			31,291,063

Money Market Funds - 0.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $46,574,076)	4.32	46,564,763	46,574,076

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $9,884,582,851)	11,425,180,407
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(15,202,084)
NET ASSETS - 100.0%	11,409,978,323

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	1,115	Jun 2025	134,708,725	(4,715,875)	(4,715,875)
ICE MSCI Emerging Markets Index Contracts (United States)	1,823	Jun 2025	101,249,420	(3,336,595)	(3,336,595)

TOTAL EQUITY CONTRACTS					(8,052,470)

Interest Rate Contracts
CBOT 10 Year US Treasury Notes Contracts (United States)	1,594	Jun 2025	177,282,688	3,795,218	3,795,218
CBOT Long Term US Treasury Bond Contracts (United States)	2,362	Jun 2025	277,018,313	6,666,171	6,666,171

TOTAL INTEREST RATE CONTRACTS					10,461,389

TOTAL PURCHASED					2,408,919

Sold

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	491	Jun 2025	138,787,288	1,078,303	1,078,303

TOTAL FUTURES CONTRACTS					3,487,222
The notional amount of futures purchased as a percentage of Net Assets is 6.1%
The notional amount of futures sold as a percentage of Net Assets is 1.2%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated Fund
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $31,196,090.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	10,330,885	342,750,420	306,507,044	918,582	(185)	-	46,574,076	46,564,763	0.1%
Total	10,330,885	342,750,420	306,507,044	918,582	(185)	-	46,574,076

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	5,228,969	80,296,606	85,917,144	1,375,003	413,439	(21,870)	-	-
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	5,442,805	739,952	754,493	186,402	(12,974)	126,182	5,541,472	715,029
Fidelity Series All-Sector Equity Fund	206,387,102	45,725,023	35,247,485	18,579,418	5,170,111	(9,688,846)	212,345,905	18,369,023
Fidelity Series Blue Chip Growth Fund	571,377,160	239,259,574	166,641,233	56,304,478	30,246,768	(55,840,019)	618,402,250	35,911,861
Fidelity Series Canada Fund	311,910,294	63,776,550	63,018,904	9,906,239	10,395,883	3,595,938	326,659,761	20,441,787
Fidelity Series Commodity Strategy Fund	73,767,262	27,385,423	76,097,619	2,782,128	(40,634,272)	38,636,247	23,057,041	245,758
Fidelity Series Emerging Markets Debt Fund	56,326,523	10,600,021	8,093,602	3,361,856	318,688	571,371	59,723,001	7,493,476
Fidelity Series Emerging Markets Debt Local Currency Fund	17,953,017	2,305,061	2,264,034	792,952	12,557	(93,630)	17,912,971	2,005,932
Fidelity Series Emerging Markets Fund	293,615,811	41,371,921	68,086,230	7,657,442	3,575,233	8,912,739	279,389,474	30,601,257
Fidelity Series Emerging Markets Opportunities Fund	1,184,417,076	163,330,407	312,527,959	22,817,920	3,906,736	79,104,658	1,118,230,918	58,576,790
Fidelity Series Floating Rate High Income Fund	10,690,005	2,055,762	1,485,498	975,701	7,799	(263,696)	11,004,372	1,244,839
Fidelity Series Government Money Market Fund	159,362	10,090,721	10,250,083	116,268	-	-	-	-
Fidelity Series Growth Company Fund	1,066,506,659	447,225,720	304,614,458	133,778,538	53,750,353	(136,107,973)	1,126,760,301	53,680,815
Fidelity Series High Income Fund	57,557,235	14,159,248	10,473,458	4,067,970	237,038	392,217	61,872,280	7,236,524
Fidelity Series International Credit Fund	1,668,907	80,700	122,306	80,700	(1,718)	49,418	1,675,001	199,643
Fidelity Series International Developed Markets Bond Index Fund	-	116,220,952	7,694,505	1,793,784	(27,525)	(3,410,812)	105,088,110	12,205,355
Fidelity Series International Growth Fund	886,314,987	160,944,451	156,062,857	35,033,561	22,446,713	(58,565,182)	855,078,112	47,984,181
Fidelity Series International Small Cap Fund	165,528,332	30,222,729	38,699,072	14,796,349	2,339,876	(9,311,875)	150,079,990	8,992,210
Fidelity Series International Value Fund	893,383,186	149,333,817	211,975,958	38,370,316	25,354,999	46,400,378	902,496,422	66,408,861
Fidelity Series Intrinsic Opportunities Fund	200,687,559	49,045,125	61,868,291	22,630,412	(4,265,933)	(20,963,448)	162,635,012	15,759,207
Fidelity Series Investment Grade Bond Fund	-	20,025,569	17,446,688	57,471	95,255	5,446	2,679,582	266,096
Fidelity Series Large Cap Stock Fund	1,005,085,008	256,242,988	177,540,598	85,384,132	37,185,097	(10,550,251)	1,110,422,244	49,484,057
Fidelity Series Large Cap Value Index Fund	315,463,209	80,737,566	70,563,283	10,565,605	9,655,460	4,121,177	339,414,129	20,422,029
Fidelity Series Long-Term Treasury Bond Index Fund	536,305,226	161,966,224	193,627,054	16,812,281	(54,242,795)	48,370,391	498,771,992	90,357,245
Fidelity Series Opportunistic Insights Fund	635,548,831	173,012,803	155,363,712	48,910,816	23,847,010	(7,208,845)	669,836,087	29,186,758
Fidelity Series Overseas Fund	888,662,668	128,626,121	174,990,252	18,883,744	22,914,389	(5,410,734)	859,802,192	60,000,153
Fidelity Series Real Estate Income Fund	10,710,003	1,739,774	1,498,561	659,706	38,970	306,490	11,296,676	1,131,931
Fidelity Series Select International Small Cap Fund	-	2,076,829	-	-	-	-	2,076,829	179,037
Fidelity Series Short-Term Credit Fund	1,058,808	-	1,053,434	1,215	22,092	(27,466)	-	-
Fidelity Series Small Cap Core Fund	28,002,859	14,572,285	5,285,801	451,966	464,137	(4,151,183)	33,602,297	3,102,705
Fidelity Series Small Cap Discovery Fund	87,032,521	56,893,675	20,521,182	9,371,161	1,104,100	(21,344,459)	103,164,655	10,064,844
Fidelity Series Small Cap Opportunities Fund	294,536,771	80,060,322	115,100,043	26,100,353	7,805,215	(39,571,920)	227,730,345	17,084,047
Fidelity Series Stock Selector Large Cap Value Fund	703,773,123	236,674,445	168,281,698	87,414,505	19,902,833	(37,508,298)	754,560,405	55,441,617
Fidelity Series Value Discovery Fund	628,569,162	222,107,559	150,691,567	33,795,539	16,087,431	(20,067,143)	696,005,442	44,359,812
	11,143,670,440	3,088,905,923	2,873,859,062	713,815,931	198,112,965	(209,514,998)	11,347,315,268

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	775,565,457	775,565,457	-	-

Domestic Equity Funds	6,077,936,113	6,077,936,113	-	-

International Equity Funds	4,493,813,698	4,493,813,698	-	-

U.S. Treasury Obligations	31,291,063	-	31,291,063	-

Money Market Funds	46,574,076	46,574,076	-	-
Total Investments in Securities:	11,425,180,407	11,393,889,344	31,291,063	-
Derivative Instruments:

Assets
Futures Contracts	11,539,692	11,539,692	-	-
Total Assets	11,539,692	11,539,692	-	-

Liabilities
Futures Contracts	(8,052,470)	(8,052,470)	-	-
Total Liabilities	(8,052,470)	(8,052,470)	-	-
Total Derivative Instruments:	3,487,222	3,487,222	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	1,078,303	(8,052,470)
Total Equity Risk	1,078,303	(8,052,470)
Interest Rate Risk
Futures Contracts (a)	10,461,389	0
Total Interest Rate Risk	10,461,389	0
Total Value of Derivatives	11,539,692	(8,052,470)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity Freedom® 2055 Fund
Financial Statements
Statement of Assets and Liabilities
As of March 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $31,291,756)	$31,291,063
Fidelity Central Funds (cost $46,574,076)	46,574,076
Other affiliated issuers (cost $9,806,717,019)	11,347,315,268

Total Investment in Securities (cost $9,884,582,851)		$11,425,180,407
Receivable for investments sold		133,465,718
Receivable for fund shares sold		29,497,570
Distributions receivable from Fidelity Central Funds		166,397
Other receivables		287
Total assets		11,588,310,379
Liabilities
Payable for investments purchased	$153,187,141
Payable for fund shares redeemed	16,973,878
Accrued management fee	5,534,104
Payable for daily variation margin on futures contracts	2,636,933
Total liabilities		178,332,056
Net Assets		$11,409,978,323
Net Assets consist of:
Paid in capital		$9,683,855,501
Total accumulated earnings (loss)		1,726,122,822
Net Assets		$11,409,978,323

Net Asset Value and Maximum Offering Price
Fidelity Freedom 2055 Fund :
Net Asset Value, offering price and redemption price per share ($1,680,518,350 ÷ 105,950,019 shares)		$15.86
Class K :
Net Asset Value, offering price and redemption price per share ($4,871,930,898 ÷ 308,046,833 shares)		$15.82
Class K6 :
Net Asset Value, offering price and redemption price per share ($4,857,529,075 ÷ 307,602,121 shares)		$15.79
Statement of Operations
Year ended March 31, 2025
Investment Income
Dividends:
Affiliated issuers		$230,895,979
Interest		1,167,102
Income from Fidelity Central Funds		918,582
Total income		232,981,663
Expenses
Management fee	$68,895,101
Independent trustees' fees and expenses	29,975
Total expenses before reductions	68,925,076
Expense reductions	(38)
Total expenses after reductions		68,925,038
Net Investment income (loss)		164,056,625
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	222
Redemptions in-kind	272,866,421
Fidelity Central Funds	(185)
Other affiliated issuers	(74,753,456)
Futures contracts	(11,433,648)
Capital gain distributions from underlying funds:
Affiliated issuers	482,919,952
Total net realized gain (loss)		669,599,306
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(196)
Affiliated issuers	(209,514,998)
Futures contracts	437,643
Total change in net unrealized appreciation (depreciation)		(209,077,551)
Net gain (loss)		460,521,755
Net increase (decrease) in net assets resulting from operations		$624,578,380
Statement of Changes in Net Assets

	Year ended March 31, 2025	Year ended March 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$164,056,625	$142,844,273
Net realized gain (loss)	669,599,306	226,697,359
Change in net unrealized appreciation (depreciation)	(209,077,551)	1,648,690,764
Net increase (decrease) in net assets resulting from operations	624,578,380	2,018,232,396
Distributions to shareholders	(240,290,356)	(207,842,273)

Share transactions - net increase (decrease)	(142,059,428)	477,153,085
Total increase (decrease) in net assets	242,228,596	2,287,543,208

Net Assets
Beginning of period	11,167,749,727	8,880,206,519
End of period	$11,409,978,323	$11,167,749,727

Financial Highlights
Fidelity Freedom® 2055 Fund

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$15.32	$12.82	$15.24	$16.46	$10.95
Income from Investment Operations
Net investment income (loss) A,B	.20	.18	.25	.35	.14
Net realized and unrealized gain (loss)	.62	2.59	(1.31)	.25	6.02
Total from investment operations	.82	2.77	(1.06)	.60	6.16
Distributions from net investment income	(.18)	(.18)	(.25)	(.37)	(.16)
Distributions from net realized gain	(.10)	(.09)	(1.11)	(1.46)	(.50)
Total distributions	(.28)	(.27)	(1.36)	(1.82) C	(.65) C
Net asset value, end of period	$15.86	$15.32	$12.82	$15.24	$16.46
Total Return D	5.33%	21.87%	(6.60)%	3.21%	57.70%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.74% G	.75%	.75%	.75%	.75%
Expenses net of fee waivers, if any	.74 % G	.75%	.75%	.75%	.75%
Expenses net of all reductions	.74% G	.75%	.75%	.75%	.75%
Net investment income (loss)	1.27%	1.35%	2.00%	2.12%	.97%
Supplemental Data
Net assets, end of period (000 omitted)	$1,680,518	$2,974,387	$2,870,981	$2,747,697	$2,561,622
Portfolio turnover rate H	18 % I	13% I	21% I	29%	21%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Freedom® 2055 Fund Class K

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$15.32	$12.82	$15.24	$16.45	$10.95
Income from Investment Operations
Net investment income (loss) A,B	.22	.20	.27	.37	.15
Net realized and unrealized gain (loss)	.62	2.59	(1.32)	.25	6.01
Total from investment operations	.84	2.79	(1.05)	.62	6.16
Distributions from net investment income	(.24)	(.20)	(.26)	(.38)	(.17)
Distributions from net realized gain	(.10)	(.09)	(1.11)	(1.46)	(.50)
Total distributions	(.34)	(.29)	(1.37)	(1.83) C	(.66) C
Net asset value, end of period	$15.82	$15.32	$12.82	$15.24	$16.45
Total Return D	5.46%	22.05%	(6.53)%	3.33%	57.70%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.64%	.65%	.64%	.64% G	.64%
Expenses net of fee waivers, if any	.64%	.65%	.64%	.64% G	.64%
Expenses net of all reductions	.64%	.65%	.64%	.64% G	.64%
Net investment income (loss)	1.37%	1.46%	2.10%	2.22%	1.07%
Supplemental Data
Net assets, end of period (000 omitted)	$4,871,931	$4,871,704	$3,828,961	$4,350,522	$4,567,253
Portfolio turnover rate H	18 % I	13% I	21% I	29%	21%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Freedom® 2055 Fund Class K6

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$15.29	$12.79	$15.22	$16.43	$10.93
Income from Investment Operations
Net investment income (loss) A,B	.25	.22	.28	.39	.17
Net realized and unrealized gain (loss)	.62	2.59	(1.31)	.26	6.01
Total from investment operations	.87	2.81	(1.03)	.65	6.18
Distributions from net investment income	(.27)	(.22)	(.28)	(.40)	(.19)
Distributions from net realized gain	(.10)	(.09)	(1.12)	(1.46)	(.50)
Total distributions	(.37)	(.31)	(1.40)	(1.86)	(.68) C
Net asset value, end of period	$15.79	$15.29	$12.79	$15.22	$16.43
Total Return D	5.66%	22.25%	(6.42)%	3.51%	58.01%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.45%	.45%	.49%	.49% G	.49%
Expenses net of fee waivers, if any	.45%	.45%	.49%	.49% G	.49%
Expenses net of all reductions	.45%	.45%	.49%	.49% G	.49%
Net investment income (loss)	1.56%	1.65%	2.25%	2.37%	1.22%
Supplemental Data
Net assets, end of period (000 omitted)	$4,857,529	$3,321,659	$2,180,264	$1,748,523	$1,474,416
Portfolio turnover rate H	18 % I	13% I	21% I	29%	21%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Freedom® 2060 Fund
Schedule of Investments March 31, 2025
Showing Percentage of Net Assets
Bond Funds - 6.8%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	380,181	2,946,403
Fidelity Series Emerging Markets Debt Fund (b)	3,983,504	31,748,525
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	1,054,347	9,415,321
Fidelity Series Floating Rate High Income Fund (b)	660,385	5,837,802
Fidelity Series High Income Fund (b)	3,826,793	32,719,081
Fidelity Series International Credit Fund (b)	28,693	240,733
Fidelity Series International Developed Markets Bond Index Fund (b)	6,531,653	56,237,531
Fidelity Series Investment Grade Bond Fund (b)	143,985	1,449,926
Fidelity Series Long-Term Treasury Bond Index Fund (b)	47,782,298	263,758,285
Fidelity Series Real Estate Income Fund (b)	600,046	5,988,460
TOTAL BOND FUNDS (Cost $470,027,038)		410,342,067

Domestic Equity Funds - 53.3%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (b)	9,713,857	112,292,182
Fidelity Series Blue Chip Growth Fund (b)	18,991,048	327,025,847
Fidelity Series Commodity Strategy Fund (b)	129,962	12,193,054
Fidelity Series Growth Company Fund (b)	28,387,888	595,861,778
Fidelity Series Intrinsic Opportunities Fund (b)	8,333,857	86,005,409
Fidelity Series Large Cap Stock Fund (b)	26,168,320	587,217,101
Fidelity Series Large Cap Value Index Fund (b)	10,798,332	179,468,286
Fidelity Series Opportunistic Insights Fund (b)	15,434,706	354,226,501
Fidelity Series Small Cap Core Fund (b)	1,638,667	17,746,760
Fidelity Series Small Cap Discovery Fund (b)	5,326,442	54,596,029
Fidelity Series Small Cap Opportunities Fund (b)	9,034,563	120,430,725
Fidelity Series Stock Selector Large Cap Value Fund (b)	29,320,506	399,052,081
Fidelity Series Value Discovery Fund (b)	23,458,374	368,061,895
TOTAL DOMESTIC EQUITY FUNDS (Cost $2,854,019,892)		3,214,177,648

International Equity Funds - 39.4%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	10,809,690	172,738,842
Fidelity Series Emerging Markets Fund (b)	16,182,830	147,749,234
Fidelity Series Emerging Markets Opportunities Fund (b)	30,977,053	591,351,938
Fidelity Series International Growth Fund (b)	25,382,545	452,316,961
Fidelity Series International Small Cap Fund (b)	4,753,345	79,333,331
Fidelity Series International Value Fund (b)	35,106,073	477,091,533
Fidelity Series Overseas Fund (b)	31,730,164	454,693,246
Fidelity Series Select International Small Cap Fund (b)	94,571	1,097,018
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,093,211,354)		2,376,372,103

U.S. Treasury Obligations - 0.2%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 4/10/2025 (d)	4.25	370,000	369,607
US Treasury Bills 0% 4/17/2025 (d)	4.24 to 4.25	130,000	129,754
US Treasury Bills 0% 4/24/2025 (d)	4.26	4,870,000	4,856,825
US Treasury Bills 0% 4/3/2025 (d)	4.26	1,080,000	1,079,745
US Treasury Bills 0% 5/1/2025 (d)	4.23 to 4.24	7,350,000	7,324,077
US Treasury Bills 0% 5/15/2025 (d)	4.28	30,000	29,845
US Treasury Bills 0% 5/29/2025 (d)	4.24	440,000	436,996
US Treasury Bills 0% 5/8/2025 (d)	4.26 to 4.28	90,000	89,608
US Treasury Bills 0% 6/12/2025 (d)	4.25	590,000	585,056
US Treasury Bills 0% 6/20/2025 (d)	4.24	120,000	118,880
US Treasury Bills 0% 6/26/2025 (d)	4.24	1,430,000	1,415,669
TOTAL U.S. TREASURY OBLIGATIONS (Cost $16,436,431)			16,436,062

Money Market Funds - 0.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $24,175,924)	4.32	24,171,090	24,175,924

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $5,457,870,639)	6,041,503,804
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(7,548,281)
NET ASSETS - 100.0%	6,033,955,523

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	590	Jun 2025	71,280,850	(2,496,800)	(2,496,800)
ICE MSCI Emerging Markets Index Contracts (United States)	963	Jun 2025	53,485,020	(1,763,331)	(1,763,331)

TOTAL EQUITY CONTRACTS					(4,260,131)

Interest Rate Contracts
CBOT 10 Year US Treasury Notes Contracts (United States)	842	Jun 2025	93,646,188	2,004,751	2,004,751
CBOT Long Term US Treasury Bond Contracts (United States)	1,248	Jun 2025	146,367,000	3,517,436	3,517,436

TOTAL INTEREST RATE CONTRACTS					5,522,187

TOTAL PURCHASED					1,262,056

Sold

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	259	Jun 2025	73,209,588	568,342	568,342

TOTAL FUTURES CONTRACTS					1,830,398
The notional amount of futures purchased as a percentage of Net Assets is 6.1%
The notional amount of futures sold as a percentage of Net Assets is 1.2%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated Fund
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $16,436,063.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	5,060,072	176,416,826	157,300,892	474,685	(82)	-	24,175,924	24,171,090	0.0%
Total	5,060,072	176,416,826	157,300,892	474,685	(82)	-	24,175,924

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	2,621,908	42,630,358	45,457,927	708,825	216,676	(11,015)	-	-
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	2,729,034	578,848	422,225	95,775	5,000	55,746	2,946,403	380,181
Fidelity Series All-Sector Equity Fund	103,456,206	30,726,761	19,338,707	9,600,374	2,824,422	(5,376,500)	112,292,182	9,713,857
Fidelity Series Blue Chip Growth Fund	286,371,241	144,057,634	89,141,485	28,995,207	13,982,514	(28,244,057)	327,025,847	18,991,048
Fidelity Series Canada Fund	156,335,253	43,592,720	34,470,291	5,091,301	5,357,636	1,923,524	172,738,842	10,809,690
Fidelity Series Commodity Strategy Fund	36,981,141	15,424,789	39,169,178	1,435,494	(18,515,036)	17,471,338	12,193,054	129,962
Fidelity Series Emerging Markets Debt Fund	28,242,450	7,593,442	4,548,744	1,736,462	199,783	261,594	31,748,525	3,983,504
Fidelity Series Emerging Markets Debt Local Currency Fund	8,994,633	1,724,826	1,265,312	405,818	15,996	(54,822)	9,415,321	1,054,347
Fidelity Series Emerging Markets Fund	147,177,784	30,998,883	36,752,955	3,935,626	1,356,648	4,968,874	147,749,234	16,182,830
Fidelity Series Emerging Markets Opportunities Fund	593,607,099	121,556,551	165,965,012	11,727,998	708,504	41,444,796	591,351,938	30,977,053
Fidelity Series Floating Rate High Income Fund	5,359,574	1,445,038	834,045	502,890	7,314	(140,079)	5,837,802	660,385
Fidelity Series Government Money Market Fund	81,169	5,391,616	5,472,785	61,352	-	-	-	-
Fidelity Series Growth Company Fund	534,506,206	269,040,912	163,412,354	68,805,303	23,423,785	(67,696,771)	595,861,778	28,387,888
Fidelity Series High Income Fund	28,856,126	9,291,603	5,748,356	2,096,953	114,599	205,109	32,719,081	3,826,793
Fidelity Series International Credit Fund	240,874	11,620	18,637	11,621	(839)	7,715	240,733	28,693
Fidelity Series International Developed Markets Bond Index Fund	-	63,080,480	5,065,355	930,739	(4,100)	(1,773,494)	56,237,531	6,531,653
Fidelity Series International Growth Fund	444,205,149	110,873,767	84,080,417	18,010,363	9,925,513	(28,607,051)	452,316,961	25,382,545
Fidelity Series International Small Cap Fund	83,068,824	20,807,437	20,984,086	7,609,110	1,213,355	(4,772,199)	79,333,331	4,753,345
Fidelity Series International Value Fund	447,721,642	105,840,604	114,012,728	19,729,473	11,791,291	25,750,724	477,091,533	35,106,073
Fidelity Series Intrinsic Opportunities Fund	100,574,446	31,474,988	33,054,997	11,646,340	(5,002,110)	(7,986,918)	86,005,409	8,333,857
Fidelity Series Investment Grade Bond Fund	-	10,229,834	8,830,065	29,512	47,187	2,970	1,449,926	143,985
Fidelity Series Large Cap Stock Fund	503,699,878	167,514,831	97,019,868	43,859,399	17,720,087	(4,697,827)	587,217,101	26,168,320
Fidelity Series Large Cap Value Index Fund	158,101,316	52,617,381	38,413,489	5,437,123	5,111,801	2,051,277	179,468,286	10,798,332
Fidelity Series Long-Term Treasury Bond Index Fund	268,770,859	98,696,092	100,949,661	8,654,331	(20,884,842)	18,125,837	263,758,285	47,782,298
Fidelity Series Opportunistic Insights Fund	318,532,284	110,922,529	83,070,988	25,194,836	11,575,117	(3,732,441)	354,226,501	15,434,706
Fidelity Series Overseas Fund	445,382,051	94,279,934	94,056,872	9,708,694	11,356,413	(2,268,280)	454,693,246	31,730,164
Fidelity Series Real Estate Income Fund	5,369,464	1,281,717	841,125	339,569	21,310	157,094	5,988,460	600,046
Fidelity Series Select International Small Cap Fund	-	1,097,018	-	-	-	-	1,097,018	94,571
Fidelity Series Short-Term Credit Fund	826,408	-	822,213	948	17,099	(21,294)	-	-
Fidelity Series Small Cap Core Fund	13,938,584	8,464,708	2,709,902	232,829	206,943	(2,153,573)	17,746,760	1,638,667
Fidelity Series Small Cap Discovery Fund	43,621,543	32,588,495	11,210,781	4,783,421	300,144	(10,703,372)	54,596,029	5,326,442
Fidelity Series Small Cap Opportunities Fund	147,618,727	50,156,196	60,788,396	13,435,819	3,632,832	(20,188,634)	120,430,725	9,034,563
Fidelity Series Stock Selector Large Cap Value Fund	352,696,194	146,714,235	91,350,080	45,131,960	9,098,911	(18,107,179)	399,052,081	29,320,506
Fidelity Series Value Discovery Fund	315,032,776	136,401,264	81,572,804	17,446,430	7,296,182	(9,095,523)	368,061,895	23,458,374
	5,584,720,843	1,967,107,111	1,540,851,840	367,391,895	93,120,135	(103,204,431)	6,000,891,818

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	410,342,067	410,342,067	-	-

Domestic Equity Funds	3,214,177,648	3,214,177,648	-	-

International Equity Funds	2,376,372,103	2,376,372,103	-	-

U.S. Treasury Obligations	16,436,062	-	16,436,062	-

Money Market Funds	24,175,924	24,175,924	-	-
Total Investments in Securities:	6,041,503,804	6,025,067,742	16,436,062	-
Derivative Instruments:

Assets
Futures Contracts	6,090,529	6,090,529	-	-
Total Assets	6,090,529	6,090,529	-	-

Liabilities
Futures Contracts	(4,260,131)	(4,260,131)	-	-
Total Liabilities	(4,260,131)	(4,260,131)	-	-
Total Derivative Instruments:	1,830,398	1,830,398	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	568,342	(4,260,131)
Total Equity Risk	568,342	(4,260,131)
Interest Rate Risk
Futures Contracts (a)	5,522,187	0
Total Interest Rate Risk	5,522,187	0
Total Value of Derivatives	6,090,529	(4,260,131)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity Freedom® 2060 Fund
Financial Statements
Statement of Assets and Liabilities
As of March 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $16,436,431)	$16,436,062
Fidelity Central Funds (cost $24,175,924)	24,175,924
Other affiliated issuers (cost $5,417,258,284)	6,000,891,818

Total Investment in Securities (cost $5,457,870,639)		$6,041,503,804
Receivable for investments sold		67,975,052
Receivable for fund shares sold		21,971,212
Distributions receivable from Fidelity Central Funds		86,445
Other receivables		151
Total assets		6,131,536,664
Liabilities
Payable for investments purchased	$83,690,544
Payable for fund shares redeemed	9,633,897
Accrued management fee	2,872,055
Payable for daily variation margin on futures contracts	1,384,645
Total liabilities		97,581,141
Net Assets		$6,033,955,523
Net Assets consist of:
Paid in capital		$5,377,022,953
Total accumulated earnings (loss)		656,932,570
Net Assets		$6,033,955,523

Net Asset Value and Maximum Offering Price
Fidelity Freedom 2060 Fund :
Net Asset Value, offering price and redemption price per share ($711,582,043 ÷ 48,905,268 shares)		$14.55
Class K :
Net Asset Value, offering price and redemption price per share ($2,572,969,977 ÷ 177,469,442 shares)		$14.50
Class K6 :
Net Asset Value, offering price and redemption price per share ($2,749,403,503 ÷ 189,648,684 shares)		$14.50
Statement of Operations
Year ended March 31, 2025
Investment Income
Dividends:
Affiliated issuers		$118,737,225
Interest		605,827
Income from Fidelity Central Funds		474,685
Total income		119,817,737
Expenses
Management fee	$35,184,908
Independent trustees' fees and expenses	15,351
Total expenses before reductions	35,200,259
Expense reductions	(16)
Total expenses after reductions		35,200,243
Net Investment income (loss)		84,617,494
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	57
Redemptions in-kind	131,300,560
Fidelity Central Funds	(82)
Other affiliated issuers	(38,180,425)
Futures contracts	(5,779,414)
Capital gain distributions from underlying funds:
Affiliated issuers	248,654,670
Total net realized gain (loss)		335,995,366
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(120)
Affiliated issuers	(103,204,431)
Futures contracts	317,069
Total change in net unrealized appreciation (depreciation)		(102,887,482)
Net gain (loss)		233,107,884
Net increase (decrease) in net assets resulting from operations		$317,725,378
Statement of Changes in Net Assets

	Year ended March 31, 2025	Year ended March 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$84,617,494	$70,414,117
Net realized gain (loss)	335,995,366	108,649,881
Change in net unrealized appreciation (depreciation)	(102,887,482)	809,926,489
Net increase (decrease) in net assets resulting from operations	317,725,378	988,990,487
Distributions to shareholders	(135,576,854)	(104,606,053)

Share transactions - net increase (decrease)	255,053,316	590,832,874
Total increase (decrease) in net assets	437,201,840	1,475,217,308

Net Assets
Beginning of period	5,596,753,683	4,121,536,375
End of period	$6,033,955,523	$5,596,753,683

Financial Highlights
Fidelity Freedom® 2060 Fund

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$14.07	$11.78	$13.92	$14.89	$9.87
Income from Investment Operations
Net investment income (loss) A,B	.18	.17	.23	.32	.13
Net realized and unrealized gain (loss)	.57	2.38	(1.20)	.22	5.43
Total from investment operations	.75	2.55	(.97)	.54	5.56
Distributions from net investment income	(.15)	(.16)	(.23)	(.33)	(.15)
Distributions from net realized gain	(.12)	(.10)	(.94)	(1.18)	(.39)
Total distributions	(.27)	(.26)	(1.17)	(1.51)	(.54)
Net asset value, end of period	$14.55	$14.07	$11.78	$13.92	$14.89
Total Return C	5.36%	21.90%	(6.66)%	3.21%	57.57%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.74% F	.75%	.75%	.75%	.75%
Expenses net of fee waivers, if any	.74 % F	.75%	.75%	.75%	.75%
Expenses net of all reductions	.74% F	.75%	.75%	.75%	.75%
Net investment income (loss)	1.27%	1.37%	2.03%	2.14%	.99%
Supplemental Data
Net assets, end of period (000 omitted)	$711,582	$1,352,418	$1,234,246	$1,070,581	$891,301
Portfolio turnover rate G	18 % H	13% H	20% H	28%	18%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Freedom® 2060 Fund Class K

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$14.07	$11.79	$13.92	$14.88	$9.86
Income from Investment Operations
Net investment income (loss) A,B	.20	.18	.25	.34	.14
Net realized and unrealized gain (loss)	.57	2.38	(1.21)	.22	5.43
Total from investment operations	.77	2.56	(.96)	.56	5.57
Distributions from net investment income	(.22)	(.18)	(.24)	(.34)	(.15)
Distributions from net realized gain	(.12)	(.10)	(.94)	(1.18)	(.39)
Total distributions	(.34)	(.28)	(1.17) C	(1.52)	(.55) C
Net asset value, end of period	$14.50	$14.07	$11.79	$13.92	$14.88
Total Return D	5.46%	21.98%	(6.53)%	3.35%	57.77%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.64%	.65%	.64%	.64% G	.64%
Expenses net of fee waivers, if any	.64%	.65%	.64%	.64% G	.64%
Expenses net of all reductions	.64%	.65%	.64%	.64% G	.64%
Net investment income (loss)	1.37%	1.48%	2.13%	2.24%	1.09%
Supplemental Data
Net assets, end of period (000 omitted)	$2,572,970	$2,554,115	$1,805,653	$1,829,608	$1,714,287
Portfolio turnover rate H	18 % I	13% I	20% I	28%	18%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Freedom® 2060 Fund Class K6

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$14.07	$11.78	$13.91	$14.87	$9.85
Income from Investment Operations
Net investment income (loss) A,B	.23	.21	.26	.36	.16
Net realized and unrealized gain (loss)	.57	2.37	(1.20)	.22	5.43
Total from investment operations	.80	2.58	(.94)	.58	5.59
Distributions from net investment income	(.24)	(.20)	(.25)	(.36)	(.17)
Distributions from net realized gain	(.12)	(.10)	(.94)	(1.18)	(.40)
Total distributions	(.37) C	(.29) C	(1.19)	(1.54)	(.57)
Net asset value, end of period	$14.50	$14.07	$11.78	$13.91	$14.87
Total Return D	5.67%	22.23%	(6.40)%	3.51%	58.07%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.45%	.45%	.49%	.49% G	.49%
Expenses net of fee waivers, if any	.45%	.45%	.49%	.49% G	.49%
Expenses net of all reductions	.45%	.45%	.49%	.49% G	.49%
Net investment income (loss)	1.56%	1.67%	2.28%	2.39%	1.24%
Supplemental Data
Net assets, end of period (000 omitted)	$2,749,404	$1,690,221	$1,081,638	$759,404	$539,465
Portfolio turnover rate H	18 % I	13% I	20% I	28%	18%

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BCalculated based on average shares outstanding during the period.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Freedom® 2065 Fund
Schedule of Investments March 31, 2025
Showing Percentage of Net Assets
Bond Funds - 6.8%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	118,923	921,652
Fidelity Series Emerging Markets Debt Fund (b)	1,247,955	9,946,204
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	320,111	2,858,587
Fidelity Series Floating Rate High Income Fund (b)	205,890	1,820,069
Fidelity Series High Income Fund (b)	1,180,957	10,097,183
Fidelity Series International Credit Fund (b)	4,605	38,634
Fidelity Series International Developed Markets Bond Index Fund (b)	2,029,250	17,471,844
Fidelity Series Investment Grade Bond Fund (b)	46,736	470,636
Fidelity Series Long-Term Treasury Bond Index Fund (b)	14,745,819	81,396,922
Fidelity Series Real Estate Income Fund (b)	186,614	1,862,405
TOTAL BOND FUNDS (Cost $136,281,862)		126,884,136

Domestic Equity Funds - 53.3%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (b)	2,996,600	34,640,690
Fidelity Series Blue Chip Growth Fund (b)	5,860,057	100,910,174
Fidelity Series Commodity Strategy Fund (b)	40,108	3,762,896
Fidelity Series Growth Company Fund (b)	8,760,233	183,877,288
Fidelity Series Intrinsic Opportunities Fund (b)	2,571,925	26,542,263
Fidelity Series Large Cap Stock Fund (b)	8,075,231	181,208,189
Fidelity Series Large Cap Value Index Fund (b)	3,332,144	55,380,229
Fidelity Series Opportunistic Insights Fund (b)	4,762,764	109,305,433
Fidelity Series Small Cap Core Fund (b)	505,702	5,476,751
Fidelity Series Small Cap Discovery Fund (b)	1,645,923	16,870,706
Fidelity Series Small Cap Opportunities Fund (b)	2,788,218	37,166,944
Fidelity Series Stock Selector Large Cap Value Fund (b)	9,049,455	123,163,088
Fidelity Series Value Discovery Fund (b)	7,239,481	113,587,449
TOTAL DOMESTIC EQUITY FUNDS (Cost $934,539,441)		991,892,100

International Equity Funds - 39.4%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	3,335,782	53,305,801
Fidelity Series Emerging Markets Fund (b)	4,994,245	45,597,459
Fidelity Series Emerging Markets Opportunities Fund (b)	9,559,932	182,499,111
Fidelity Series International Growth Fund (b)	7,836,848	139,652,624
Fidelity Series International Small Cap Fund (b)	1,463,007	24,417,583
Fidelity Series International Value Fund (b)	10,824,358	147,103,022
Fidelity Series Overseas Fund (b)	9,792,503	140,326,572
Fidelity Series Select International Small Cap Fund (b)	29,130	337,911
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $672,868,445)		733,240,083

U.S. Treasury Obligations - 0.2%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 4/10/2025 (d)	4.25	120,000	119,873
US Treasury Bills 0% 4/17/2025 (d)	4.24	30,000	29,943
US Treasury Bills 0% 4/24/2025 (d)	4.26	1,100,000	1,097,024
US Treasury Bills 0% 4/3/2025 (d)	4.26	360,000	359,915
US Treasury Bills 0% 5/1/2025 (d)	4.23 to 4.24	2,240,000	2,232,100
US Treasury Bills 0% 5/15/2025 (d)	4.28	20,000	19,896
US Treasury Bills 0% 5/29/2025 (d)	4.24	380,000	377,406
US Treasury Bills 0% 5/8/2025 (d)	4.26	50,000	49,782
US Treasury Bills 0% 6/12/2025 (d)	4.23 to 4.25	220,000	218,156
US Treasury Bills 0% 6/20/2025 (d)	4.24	30,000	29,720
US Treasury Bills 0% 6/26/2025 (d)	4.24	440,000	435,591
US Treasury Bills 0% 6/5/2025 (d)	4.25	50,000	49,621
TOTAL U.S. TREASURY OBLIGATIONS (Cost $5,019,151)			5,019,027

Money Market Funds - 0.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $7,095,344)	4.32	7,093,925	7,095,344

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $1,755,804,243)	1,864,130,690
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(1,968,143)
NET ASSETS - 100.0%	1,862,162,547

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	183	Jun 2025	22,109,145	(775,064)	(775,064)
ICE MSCI Emerging Markets Index Contracts (United States)	297	Jun 2025	16,495,380	(544,260)	(544,260)

TOTAL EQUITY CONTRACTS					(1,319,324)

Interest Rate Contracts
CBOT 10 Year US Treasury Notes Contracts (United States)	260	Jun 2025	28,916,875	618,102	618,102
CBOT Long Term US Treasury Bond Contracts (United States)	385	Jun 2025	45,153,281	1,082,520	1,082,520

TOTAL INTEREST RATE CONTRACTS					1,700,622

TOTAL PURCHASED					381,298

Sold

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	80	Jun 2025	22,613,000	175,170	175,170

TOTAL FUTURES CONTRACTS					556,468
The notional amount of futures purchased as a percentage of Net Assets is 6.1%
The notional amount of futures sold as a percentage of Net Assets is 1.2%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated Fund
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $5,019,027.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,208,983	49,848,683	43,962,300	130,394	(22)	-	7,095,344	7,093,925	0.0%
Total	1,208,983	49,848,683	43,962,300	130,394	(22)	-	7,095,344

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	669,102	12,817,536	13,542,301	204,971	58,504	(2,841)	-	-
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	696,040	325,552	118,159	27,211	2,097	16,122	921,652	118,923
Fidelity Series All-Sector Equity Fund	26,357,130	14,755,200	5,322,995	2,846,725	814,522	(1,963,167)	34,640,690	2,996,600
Fidelity Series Blue Chip Growth Fund	72,972,492	57,477,158	24,143,089	8,105,472	3,776,305	(9,172,692)	100,910,174	5,860,057
Fidelity Series Canada Fund	39,812,784	21,059,149	9,481,350	1,497,660	1,092,235	822,983	53,305,801	3,335,782
Fidelity Series Commodity Strategy Fund	9,435,381	5,405,200	10,795,512	403,273	(3,151,344)	2,869,171	3,762,896	40,108
Fidelity Series Emerging Markets Debt Fund	7,204,815	3,893,819	1,274,129	496,589	63,133	58,566	9,946,204	1,247,955
Fidelity Series Emerging Markets Debt Local Currency Fund	2,291,403	935,162	354,391	117,520	10,046	(23,633)	2,858,587	320,111
Fidelity Series Emerging Markets Fund	37,464,657	16,786,367	10,266,494	1,158,203	547,083	1,065,846	45,597,459	4,994,245
Fidelity Series Emerging Markets Opportunities Fund	151,238,252	65,754,173	45,568,575	3,449,082	987,518	10,087,743	182,499,111	9,559,932
Fidelity Series Floating Rate High Income Fund	1,366,564	726,398	233,540	142,369	2,800	(42,153)	1,820,069	205,890
Fidelity Series Government Money Market Fund	20,866	1,612,444	1,633,310	17,677	-	-	-	-
Fidelity Series Growth Company Fund	136,208,097	107,800,026	44,185,345	20,217,232	6,070,670	(22,016,160)	183,877,288	8,760,233
Fidelity Series High Income Fund	7,360,094	4,286,182	1,624,284	594,997	56,593	18,598	10,097,183	1,180,957
Fidelity Series International Credit Fund	39,061	1,878	3,413	1,878	(117)	1,225	38,634	4,605
Fidelity Series International Developed Markets Bond Index Fund	-	19,317,861	1,318,876	274,005	(1,743)	(525,398)	17,471,844	2,029,250
Fidelity Series International Growth Fund	113,179,201	54,699,264	22,563,241	5,295,941	2,515,074	(8,177,674)	139,652,624	7,836,848
Fidelity Series International Small Cap Fund	21,208,492	10,366,363	6,056,169	2,236,570	359,300	(1,460,403)	24,417,583	1,463,007
Fidelity Series International Value Fund	114,099,564	53,821,303	31,866,135	5,804,187	3,088,552	7,959,738	147,103,022	10,824,358
Fidelity Series Intrinsic Opportunities Fund	25,630,608	13,973,653	9,298,074	3,307,549	(1,662,364)	(2,101,560)	26,542,263	2,571,925
Fidelity Series Investment Grade Bond Fund	-	2,795,881	2,338,161	8,180	11,935	981	470,636	46,736
Fidelity Series Large Cap Stock Fund	128,364,889	76,337,323	26,036,165	12,324,634	4,272,705	(1,730,563)	181,208,189	8,075,231
Fidelity Series Large Cap Value Index Fund	40,291,648	23,788,958	10,591,471	1,602,245	1,019,574	871,520	55,380,229	3,332,144
Fidelity Series Long-Term Treasury Bond Index Fund	68,495,613	40,228,444	26,645,696	2,439,069	(1,908,997)	1,227,558	81,396,922	14,745,819
Fidelity Series Opportunistic Insights Fund	81,169,030	49,090,095	21,874,948	7,426,220	3,327,040	(2,405,784)	109,305,433	4,762,764
Fidelity Series Overseas Fund	113,475,605	50,233,173	25,877,449	2,854,489	2,795,820	(300,577)	140,326,572	9,792,503
Fidelity Series Real Estate Income Fund	1,369,138	680,768	235,552	96,739	8,403	39,648	1,862,405	186,614
Fidelity Series Select International Small Cap Fund	-	337,911	-	-	-	-	337,911	29,130
Fidelity Series Short-Term Credit Fund	440,720	-	438,483	506	9,390	(11,627)	-	-
Fidelity Series Small Cap Core Fund	3,495,154	3,395,131	794,245	65,559	52,489	(671,778)	5,476,751	505,702
Fidelity Series Small Cap Discovery Fund	11,111,956	11,880,319	3,136,627	1,330,322	67,750	(3,052,692)	16,870,706	1,645,923
Fidelity Series Small Cap Opportunities Fund	37,626,465	21,232,620	16,636,296	3,767,575	965,000	(6,020,845)	37,166,944	2,788,218
Fidelity Series Stock Selector Large Cap Value Fund	89,882,231	61,778,459	25,200,554	13,375,878	1,847,419	(5,144,467)	123,163,088	9,049,455
Fidelity Series Value Discovery Fund	80,276,092	56,764,184	22,705,548	5,170,715	984,658	(1,731,937)	113,587,449	7,239,481
	1,423,253,144	864,357,954	422,160,577	106,661,242	28,082,050	(41,516,252)	1,852,016,319

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	126,884,136	126,884,136	-	-

Domestic Equity Funds	991,892,100	991,892,100	-	-

International Equity Funds	733,240,083	733,240,083	-	-

U.S. Treasury Obligations	5,019,027	-	5,019,027	-

Money Market Funds	7,095,344	7,095,344	-	-
Total Investments in Securities:	1,864,130,690	1,859,111,663	5,019,027	-
Derivative Instruments:

Assets
Futures Contracts	1,875,792	1,875,792	-	-
Total Assets	1,875,792	1,875,792	-	-

Liabilities
Futures Contracts	(1,319,324)	(1,319,324)	-	-
Total Liabilities	(1,319,324)	(1,319,324)	-	-
Total Derivative Instruments:	556,468	556,468	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	175,170	(1,319,324)
Total Equity Risk	175,170	(1,319,324)
Interest Rate Risk
Futures Contracts (a)	1,700,622	0
Total Interest Rate Risk	1,700,622	0
Total Value of Derivatives	1,875,792	(1,319,324)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity Freedom® 2065 Fund
Financial Statements
Statement of Assets and Liabilities
As of March 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $5,019,151)	$5,019,027
Fidelity Central Funds (cost $7,095,344)	7,095,344
Other affiliated issuers (cost $1,743,689,748)	1,852,016,319

Total Investment in Securities (cost $1,755,804,243)		$1,864,130,690
Receivable for investments sold		20,385,212
Receivable for fund shares sold		9,464,204
Distributions receivable from Fidelity Central Funds		25,337
Other receivables		45
Total assets		1,894,005,488
Liabilities
Payable for investments purchased	$26,342,446
Payable for fund shares redeemed	4,203,348
Accrued management fee	875,012
Payable for daily variation margin on futures contracts	422,135
Total liabilities		31,842,941
Net Assets		$1,862,162,547
Net Assets consist of:
Paid in capital		$1,734,857,030
Total accumulated earnings (loss)		127,305,517
Net Assets		$1,862,162,547

Net Asset Value and Maximum Offering Price
Fidelity Freedom 2065 Fund :
Net Asset Value, offering price and redemption price per share ($207,692,890 ÷ 15,672,043 shares)		$13.25
Class K :
Net Asset Value, offering price and redemption price per share ($778,756,314 ÷ 58,895,321 shares)		$13.22
Class K6 :
Net Asset Value, offering price and redemption price per share ($875,713,343 ÷ 66,039,018 shares)		$13.26
Statement of Operations
Year ended March 31, 2025
Investment Income
Dividends:
Affiliated issuers		$34,584,386
Interest		173,556
Income from Fidelity Central Funds		130,394
Total income		34,888,336
Expenses
Management fee	$9,845,454
Independent trustees' fees and expenses	4,255
Total expenses before reductions	9,849,709
Expense reductions	(128)
Total expenses after reductions		9,849,581
Net Investment income (loss)		25,038,755
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(1)
Redemptions in-kind	37,436,437
Fidelity Central Funds	(22)
Other affiliated issuers	(9,354,387)
Futures contracts	(1,437,625)
Capital gain distributions from underlying funds:
Affiliated issuers	72,076,856
Total net realized gain (loss)		98,721,258
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(61)
Affiliated issuers	(41,516,252)
Futures contracts	180,451
Total change in net unrealized appreciation (depreciation)		(41,335,862)
Net gain (loss)		57,385,396
Net increase (decrease) in net assets resulting from operations		$82,424,151
Statement of Changes in Net Assets

	Year ended March 31, 2025	Year ended March 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$25,038,755	$16,383,318
Net realized gain (loss)	98,721,258	20,653,114
Change in net unrealized appreciation (depreciation)	(41,335,862)	195,835,171
Net increase (decrease) in net assets resulting from operations	82,424,151	232,871,603
Distributions to shareholders	(46,122,925)	(23,720,348)

Share transactions - net increase (decrease)	399,555,488	420,663,657
Total increase (decrease) in net assets	435,856,714	629,814,912

Net Assets
Beginning of period	1,426,305,833	796,490,921
End of period	$1,862,162,547	$1,426,305,833

Financial Highlights
Fidelity Freedom® 2065 Fund

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.87	$10.78	$12.53	$13.10	$8.52
Income from Investment Operations
Net investment income (loss) A,B	.18	.16	.22	.30	.12
Net realized and unrealized gain (loss)	.50	2.17	(1.09)	.17	4.74
Total from investment operations	.68	2.33	(.87)	.47	4.86
Distributions from net investment income	(.14)	(.15)	(.20)	(.28)	(.13)
Distributions from net realized gain	(.17)	(.09)	(.68)	(.76)	(.15)
Total distributions	(.30) C	(.24)	(.88)	(1.04)	(.28)
Net asset value, end of period	$13.25	$12.87	$10.78	$12.53	$13.10
Total Return D	5.34%	21.89%	(6.64)%	3.25%	57.49%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.74% G	.75%	.75%	.75%	.75%
Expenses net of fee waivers, if any	.74 % G	.75%	.75%	.75%	.75%
Expenses net of all reductions	.74% G	.75%	.75%	.75%	.75%
Net investment income (loss)	1.33%	1.42%	2.09%	2.24%	1.07%
Supplemental Data
Net assets, end of period (000 omitted)	$207,693	$348,066	$249,369	$143,463	$68,876
Portfolio turnover rate H	16 % I	12% I	17% I	23%	13%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Freedom® 2065 Fund Class K

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.89	$10.80	$12.54	$13.11	$8.52
Income from Investment Operations
Net investment income (loss) A,B	.19	.17	.23	.31	.14
Net realized and unrealized gain (loss)	.50	2.18	(1.08)	.17	4.74
Total from investment operations	.69	2.35	(.85)	.48	4.88
Distributions from net investment income	(.20)	(.17)	(.21)	(.29)	(.13)
Distributions from net realized gain	(.17)	(.09)	(.68)	(.76)	(.16)
Total distributions	(.36) C	(.26)	(.89)	(1.05)	(.29)
Net asset value, end of period	$13.22	$12.89	$10.80	$12.54	$13.11
Total Return D	5.41%	22.02%	(6.49)%	3.30%	57.72%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.64%	.65%	.64%	.64% G	.64%
Expenses net of fee waivers, if any	.64%	.65%	.64%	.64% G	.64%
Expenses net of all reductions	.64%	.65%	.64%	.64% G	.64%
Net investment income (loss)	1.43%	1.53%	2.19%	2.34%	1.18%
Supplemental Data
Net assets, end of period (000 omitted)	$778,756	$620,120	$326,070	$213,091	$113,107
Portfolio turnover rate H	16 % I	12% I	17% I	23%	13%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Freedom® 2065 Fund Class K6

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.92	$10.82	$12.56	$13.13	$8.53
Income from Investment Operations
Net investment income (loss) A,B	.22	.20	.25	.33	.15
Net realized and unrealized gain (loss)	.51	2.17	(1.08)	.17	4.75
Total from investment operations	.73	2.37	(.83)	.50	4.90
Distributions from net investment income	(.22)	(.18)	(.22)	(.31)	(.14)
Distributions from net realized gain	(.17)	(.09)	(.69)	(.76)	(.16)
Total distributions	(.39)	(.27)	(.91)	(1.07)	(.30)
Net asset value, end of period	$13.26	$12.92	$10.82	$12.56	$13.13
Total Return C	5.66%	22.20%	(6.32)%	3.43%	57.93%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.45%	.46%	.49%	.49% F	.49%
Expenses net of fee waivers, if any	.45%	.45%	.49%	.49% F	.49%
Expenses net of all reductions	.45%	.45%	.49%	.49% F	.49%
Net investment income (loss)	1.62%	1.72%	2.34%	2.49%	1.33%
Supplemental Data
Net assets, end of period (000 omitted)	$875,713	$458,119	$221,052	$106,193	$43,461
Portfolio turnover rate G	16 % H	12% H	17% H	23%	13%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Freedom® 2070 Fund
Schedule of Investments March 31, 2025
Showing Percentage of Net Assets
Bond Funds - 7.0%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	646	5,006
Fidelity Series Investment Grade Bond Fund (a)	1,980	19,937
Fidelity Series Long-Term Treasury Bond Index Fund (a)	620,756	3,426,573
TOTAL BOND FUNDS (Cost $3,373,182)		3,451,516

Domestic Equity Funds - 51.5%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (a)	81,312	939,967
Fidelity Series Blue Chip Growth Fund (a)	152,262	2,621,943
Fidelity Series Growth Company Fund (a)	225,267	4,728,357
Fidelity Series Intrinsic Opportunities Fund (a)	65,283	673,718
Fidelity Series Large Cap Stock Fund (a)	207,681	4,660,352
Fidelity Series Large Cap Value Index Fund (a)	84,838	1,410,001
Fidelity Series Opportunistic Insights Fund (a)	123,548	2,835,428
Fidelity Series Small Cap Core Fund (a)	15,135	163,916
Fidelity Series Small Cap Discovery Fund (a)	41,919	429,666
Fidelity Series Small Cap Opportunities Fund (a)	70,780	943,496
Fidelity Series Stock Selector Large Cap Value Fund (a)	231,571	3,151,681
Fidelity Series Value Discovery Fund (a)	183,745	2,882,958
TOTAL DOMESTIC EQUITY FUNDS (Cost $27,440,991)		25,441,483

International Equity Funds - 41.5%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	94,517	1,510,377
Fidelity Series Emerging Markets Fund (a)	140,047	1,278,629
Fidelity Series Emerging Markets Opportunities Fund (a)	268,074	5,117,536
Fidelity Series International Growth Fund (a)	224,301	3,997,046
Fidelity Series International Small Cap Fund (a)	39,396	657,520
Fidelity Series International Value Fund (a)	292,264	3,971,874
Fidelity Series Overseas Fund (a)	277,727	3,979,827
Fidelity Series Select International Small Cap Fund (a)	753	8,733
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $20,244,526)		20,521,542

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $51,058,699)	49,414,541
NET OTHER ASSETS (LIABILITIES) - 0.0%	(22,531)
NET ASSETS - 100.0%	49,392,010

Legend

(a)	Affiliated Fund

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	500,000	500,000	221	-	-	-	-	0.0%
Total	-	500,000	500,000	221	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	37,574	37,636	76	62	-	-	-
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	-	35,914	30,812	110	(124)	28	5,006	646
Fidelity Series All-Sector Equity Fund	-	1,058,130	27,034	26,403	(1,311)	(89,818)	939,967	81,312
Fidelity Series Blue Chip Growth Fund	-	3,065,387	87,871	6,521	(1,494)	(354,079)	2,621,943	152,262
Fidelity Series Canada Fund	-	1,614,775	90,620	8,726	(1,944)	(11,834)	1,510,377	94,517
Fidelity Series Commodity Strategy Fund	-	18,503	17,933	201	(570)	-	-	-
Fidelity Series Emerging Markets Debt Fund	-	7,753	7,781	57	28	-	-	-
Fidelity Series Emerging Markets Debt Local Currency Fund	-	2,169	2,149	-	(20)	-	-	-
Fidelity Series Emerging Markets Fund	-	1,356,961	96,318	7,175	(1,753)	19,739	1,278,629	140,047
Fidelity Series Emerging Markets Opportunities Fund	-	5,453,082	384,733	21,226	(6,401)	55,588	5,117,536	268,074
Fidelity Series Floating Rate High Income Fund	-	5,501	5,529	65	28	-	-	-
Fidelity Series Government Money Market Fund	-	3,975	3,975	11	-	-	-	-
Fidelity Series Growth Company Fund	-	5,589,022	151,198	107,236	(11,147)	(698,320)	4,728,357	225,267
Fidelity Series International Developed Markets Bond Index Fund	-	383,467	383,713	1,558	246	-	-	-
Fidelity Series International Growth Fund	-	4,249,177	130,365	30,578	656	(122,422)	3,997,046	224,301
Fidelity Series International Small Cap Fund	-	728,305	62,569	12,632	(4,054)	(4,162)	657,520	39,396
Fidelity Series International Value Fund	-	4,230,476	544,287	35,405	(3,524)	289,209	3,971,874	292,264
Fidelity Series Intrinsic Opportunities Fund	-	771,883	56,453	7,311	(3,832)	(37,880)	673,718	65,283
Fidelity Series Investment Grade Bond Fund	-	48,734	28,789	170	4	(12)	19,937	1,980
Fidelity Series Large Cap Stock Fund	-	5,028,274	135,789	25,907	(2,041)	(230,092)	4,660,352	207,681
Fidelity Series Large Cap Value Index Fund	-	1,482,875	52,748	10,196	(392)	(19,734)	1,410,001	84,838
Fidelity Series Long-Term Treasury Bond Index Fund	-	3,641,504	290,245	26,142	(3,005)	78,319	3,426,573	620,756
Fidelity Series Opportunistic Insights Fund	-	3,157,284	84,164	50,774	(3,046)	(234,646)	2,835,428	123,548
Fidelity Series Overseas Fund	-	4,219,940	287,814	16,437	(3,196)	50,897	3,979,827	277,727
Fidelity Series Real Estate Income Fund	-	5,426	5,474	13	48	-	-	-
Fidelity Series Select International Small Cap Fund	-	8,733	-	-	-	-	8,733	753
Fidelity Series Small Cap Core Fund	-	190,259	6,620	249	(719)	(19,004)	163,916	15,135
Fidelity Series Small Cap Discovery Fund	-	499,109	29,056	3,222	(2,702)	(37,685)	429,666	41,919
Fidelity Series Small Cap Opportunities Fund	-	1,094,688	40,243	3,973	(1,474)	(109,475)	943,496	70,780
Fidelity Series Stock Selector Large Cap Value Fund	-	3,384,177	92,772	118,002	(3,807)	(135,917)	3,151,681	231,571
Fidelity Series Value Discovery Fund	-	3,047,163	126,451	45,367	(4,896)	(32,858)	2,882,958	183,745
	-	54,420,220	3,301,141	565,743	(60,380)	(1,644,158)	49,414,541

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	3,451,516	3,451,516	-	-

Domestic Equity Funds	25,441,483	25,441,483	-	-

International Equity Funds	20,521,542	20,521,542	-	-
Total Investments in Securities:	49,414,541	49,414,541	-	-
Fidelity Freedom® 2070 Fund
Financial Statements
Statement of Assets and Liabilities
As of March 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $51,058,699)	$49,414,541

Total Investment in Securities (cost $51,058,699)		$49,414,541
Receivable for investments sold		748,167
Receivable for fund shares sold		382,095
Total assets		50,544,803
Liabilities
Payable to custodian bank	$2
Payable for investments purchased	908,640
Payable for fund shares redeemed	221,799
Accrued management fee	22,352
Total liabilities		1,152,793
Net Assets		$49,392,010
Net Assets consist of:
Paid in capital		$50,795,821
Total accumulated earnings (loss)		(1,403,811)
Net Assets		$49,392,010

Net Asset Value and Maximum Offering Price
Fidelity Freedom 2070 Fund :
Net Asset Value, offering price and redemption price per share ($11,484,859 ÷ 1,123,272 shares)		$10.22
Class K :
Net Asset Value, offering price and redemption price per share ($17,388,855 ÷ 1,700,528 shares)		$10.23
Class K6 :
Net Asset Value, offering price and redemption price per share ($20,518,296 ÷ 2,003,564 shares)		$10.24
Statement of Operations
For the period June 28, 2024 (commencement of operations) through March 31, 2025
Investment Income
Dividends:
Affiliated issuers		$191,432
Income from Fidelity Central Funds		221
Total income		191,653
Expenses
Management fee	$65,416
Independent trustees' fees and expenses	16
Total expenses		65,432
Net Investment income (loss)		126,221
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Redemptions in-kind	29,667
Affiliated issuers	(90,047)
Capital gain distributions from underlying funds:
Affiliated issuers	374,311
Total net realized gain (loss)		313,931
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	(1,644,158)
Total change in net unrealized appreciation (depreciation)		(1,644,158)
Net gain (loss)		(1,330,227)
Net increase (decrease) in net assets resulting from operations		$(1,204,006)
Statement of Changes in Net Assets

For the period June 28, 2024 (commencement of operations) through March 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$126,221
Net realized gain (loss)	313,931
Change in net unrealized appreciation (depreciation)	(1,644,158)
Net increase (decrease) in net assets resulting from operations	(1,204,006)
Distributions to shareholders	(170,346)

Share transactions - net increase (decrease)	50,766,362
Total increase (decrease) in net assets	49,392,010

Net Assets
Beginning of period	-
End of period	$49,392,010

Financial Highlights
Fidelity Freedom® 2070 Fund

Years ended March 31,	2025 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.08
Net realized and unrealized gain (loss)	.26 D
Total from investment operations	.34
Distributions from net investment income	(.10)
Distributions from net realized gain	(.02)
Total distributions	(.12)
Net asset value, end of period	$10.22
Total Return E	3.35%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.76% H,I
Expenses net of fee waivers, if any	.76 % H,I
Expenses net of all reductions	.76% H,I
Net investment income (loss)	1.06% H
Supplemental Data
Net assets, end of period (000 omitted)	$11,485
Portfolio turnover rate J	23 % H,K

AFor the period June 28, 2024 (commencement of operations) through March 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
ETotal returns for periods of less than one year are not annualized.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Freedom® 2070 Fund Class K

Years ended March 31,	2025 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.09
Net realized and unrealized gain (loss)	.26 D
Total from investment operations	.35
Distributions from net investment income	(.11)
Distributions from net realized gain	(.02)
Total distributions	(.12) E
Net asset value, end of period	$10.23
Total Return F	3.53%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.67% I,J
Expenses net of fee waivers, if any	.67 % I,J
Expenses net of all reductions	.67% I,J
Net investment income (loss)	1.15% I
Supplemental Data
Net assets, end of period (000 omitted)	$17,389
Portfolio turnover rate K	23 % I,L

AFor the period June 28, 2024 (commencement of operations) through March 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Freedom® 2070 Fund Class K6

Years ended March 31,	2025 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.11
Net realized and unrealized gain (loss)	.25 D
Total from investment operations	.36
Distributions from net investment income	(.11)
Distributions from net realized gain	(.02)
Total distributions	(.12) E
Net asset value, end of period	$10.24
Total Return F	3.64%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.46% I,J
Expenses net of fee waivers, if any	.46 % I,J
Expenses net of all reductions	.46% I,J
Net investment income (loss)	1.35% I
Supplemental Data
Net assets, end of period (000 omitted)	$20,518
Portfolio turnover rate K	23 % I,L

AFor the period June 28, 2024 (commencement of operations) through March 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements

For the period ended March 31, 2025

1. Organization.
Fidelity Freedom Income Fund, Fidelity Freedom 2010 Fund, Fidelity Freedom 2015 Fund, Fidelity Freedom 2020 Fund, Fidelity Freedom 2025 Fund, Fidelity Freedom 2030 Fund, Fidelity Freedom 2035 Fund, Fidelity Freedom 2040 Fund, Fidelity Freedom 2045 Fund, Fidelity Freedom 2050 Fund, Fidelity Freedom 2055 Fund, Fidelity Freedom 2060 Fund, Fidelity Freedom 2065 Fund and Fidelity Freedom 2070 Fund (the Funds) are funds of Fidelity Aberdeen Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. Each Fund offers Fidelity Freedom, Class K and Class K6 shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Each Fund operates as a single operating segment. Each Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of March 31, 2025 is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date. Distributions from any underlying mutual funds or exchange-traded funds (ETFs) that are deemed to be return of capital are recorded as a reduction of cost of investments. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Freedom 2025 Fund	389,094
Fidelity Freedom 2030 Fund	462,614
Fidelity Freedom 2035 Fund	265,756
Fidelity Freedom 2040 Fund	234,719
Fidelity Freedom 2045 Fund	195,362

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of March 31, 2025, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, certain Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs), futures contracts, redemptions in-kind, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation)($)
Fidelity Freedom Income Fund	2,304,405,043	161,206,694	(112,295,324)	48,911,370
Fidelity Freedom 2010 Fund	3,007,550,490	316,693,813	(209,582,927)	107,110,886
Fidelity Freedom 2015 Fund	4,004,266,987	596,049,061	(279,469,575)	316,579,486
Fidelity Freedom 2020 Fund	11,378,789,037	2,169,379,608	(920,242,330)	1,249,137,278
Fidelity Freedom 2025 Fund	17,123,809,484	3,600,267,296	(1,434,830,001)	2,165,437,295
Fidelity Freedom 2030 Fund	26,281,458,087	5,850,090,016	(1,781,439,314)	4,068,650,702
Fidelity Freedom 2035 Fund	22,769,138,142	5,447,342,010	(1,059,804,952)	4,387,537,058
Fidelity Freedom 2040 Fund	21,946,836,694	6,295,524,109	(671,678,068)	5,623,846,041
Fidelity Freedom 2045 Fund	16,360,286,458	4,199,987,140	(402,354,155)	3,797,632,985
Fidelity Freedom 2050 Fund	14,906,480,124	3,625,282,800	(367,190,240)	3,258,092,560
Fidelity Freedom 2055 Fund	9,973,336,076	1,739,765,365	(287,921,034)	1,451,844,331
Fidelity Freedom 2060 Fund	5,522,541,973	695,409,163	(176,447,332)	518,961,831
Fidelity Freedom 2065 Fund	1,777,628,253	147,672,621	(61,170,184)	86,502,437
Fidelity Freedom 2070 Fund	51,149,252	610,090	(2,344,801)	(1,734,711)

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income ($)	Undistributed long-term capital gain ($)	Capital loss carryforward ($)	Net unrealized appreciation (depreciation) on securities and other investments ($)
Fidelity Freedom Income Fund	4,785,902	-	(66,084,963)	48,911,370
Fidelity Freedom 2010 Fund	13,526,366	23,969,438	-	107,110,886
Fidelity Freedom 2015 Fund	15,869,676	65,451,350	-	316,579,486
Fidelity Freedom 2020 Fund	38,084,548	254,595,977	-	1,249,137,278
Fidelity Freedom 2025 Fund	41,317,224	385,936,142	-	2,165,437,295
Fidelity Freedom 2030 Fund	55,103,254	615,679,383	-	4,068,650,702
Fidelity Freedom 2035 Fund	33,227,254	584,275,599	-	4,387,537,058
Fidelity Freedom 2040 Fund	-	732,271,548	-	5,623,846,041
Fidelity Freedom 2045 Fund	-	502,723,077	-	3,797,632,985
Fidelity Freedom 2050 Fund	-	439,683,491	-	3,258,092,560
Fidelity Freedom 2055 Fund	-	274,278,491	-	1,451,844,331
Fidelity Freedom 2060 Fund	-	137,970,741	-	518,961,831
Fidelity Freedom 2065 Fund	-	40,803,082	-	86,502,437
Fidelity Freedom 2070 Fund	19,288	311,610	-	(1,734,711)

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Fidelity Freedom Income Fund	(23,177,426)	(42,907,537)	(66,084,963)

Certain of the Funds intend to elect to defer to the next fiscal year ordinary losses recognized during the period January 1, 2025 to March 31, 2025. Loss deferrals were as follows:

Ordinary losses ($)
Fidelity Freedom 2045 Fund	(667,097)
Fidelity Freedom 2050 Fund	(488,545)

The tax character of distributions paid was as follows:

March 31, 2025
	Ordinary Income ($)	Long-term Capital Gains ($)	Total ($)
Fidelity Freedom Income Fund	75,583,415	-	75,583,415
Fidelity Freedom 2010 Fund	95,820,712	-	95,820,712
Fidelity Freedom 2015 Fund	130,235,663	51,440,977	181,676,640
Fidelity Freedom 2020 Fund	355,362,032	286,767,287	642,129,319
Fidelity Freedom 2025 Fund	499,520,972	301,968,839	801,489,811
Fidelity Freedom 2030 Fund	704,156,689	265,369,852	969,526,541
Fidelity Freedom 2035 Fund	558,170,579	256,739,499	814,910,078
Fidelity Freedom 2040 Fund	475,928,728	307,202,345	783,131,073
Fidelity Freedom 2045 Fund	326,096,005	130,184,831	456,280,836
Fidelity Freedom 2050 Fund	289,038,822	99,050,492	388,089,314
Fidelity Freedom 2055 Fund	180,244,480	60,045,876	240,290,356
Fidelity Freedom 2060 Fund	92,411,980	43,164,874	135,576,854
Fidelity Freedom 2065 Fund	27,000,980	19,121,945	46,122,925
Fidelity Freedom 2070 FundA	161,870	8,476	170,346

March 31, 2024
	Ordinary Income ($)	Long-term Capital Gains ($)	Total ($)
Fidelity Freedom Income Fund	66,332,172	-	66,332,172
Fidelity Freedom 2010 Fund	99,335,225	-	99,335,225
Fidelity Freedom 2015 Fund	132,924,197	7,454,896	140,379,093
Fidelity Freedom 2020 Fund	374,148,373	52,284,047	426,432,420
Fidelity Freedom 2025 Fund	506,792,741	-	506,792,741
Fidelity Freedom 2030 Fund	650,971,182	-	650,971,182
Fidelity Freedom 2035 Fund	484,904,418	54,283,530	539,187,948
Fidelity Freedom 2040 Fund	408,455,470	92,452,261	500,907,731
Fidelity Freedom 2045 Fund	276,785,242	99,714,241	376,499,483
Fidelity Freedom 2050 Fund	252,365,787	78,175,901	330,541,688
Fidelity Freedom 2055 Fund	147,936,561	59,905,712	207,842,273
Fidelity Freedom 2060 Fund	73,320,613	31,285,440	104,606,053
Fidelity Freedom 2065 Fund	17,256,975	6,463,373	23,720,348

A For the period June 28, 2024 (commencement of operations) through March 31, 2025.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Each Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity Freedom Income Fund
Equity Risk
Futures Contracts	86,026	(1,505,990)
Total Equity Risk	86,026	(1,505,990)
Interest Rate Risk
Futures Contracts	(1,712,626)	1,142,197
Total Interest Rate Risk	(1,712,626)	1,142,197
Totals	(1,626,600)	(363,793)
Fidelity Freedom 2010 Fund
Equity Risk
Futures Contracts	83,517	(1,999,177)
Total Equity Risk	83,517	(1,999,177)
Interest Rate Risk
Futures Contracts	(2,759,386)	1,783,958
Total Interest Rate Risk	(2,759,386)	1,783,958
Totals	(2,675,869)	(215,219)
Fidelity Freedom 2015 Fund
Equity Risk
Futures Contracts	(159,941)	(2,586,507)
Total Equity Risk	(159,941)	(2,586,507)
Interest Rate Risk
Futures Contracts	(3,990,917)	2,407,239
Total Interest Rate Risk	(3,990,917)	2,407,239
Totals	(4,150,858)	(179,268)
Fidelity Freedom 2020 Fund
Equity Risk
Futures Contracts	(2,392,624)	(6,952,106)
Total Equity Risk	(2,392,624)	(6,952,106)
Interest Rate Risk
Futures Contracts	(11,334,070)	6,935,757
Total Interest Rate Risk	(11,334,070)	6,935,757
Totals	(13,726,694)	(16,349)
Fidelity Freedom 2025 Fund
Equity Risk
Futures Contracts	(3,946,844)	(10,629,728)
Total Equity Risk	(3,946,844)	(10,629,728)
Interest Rate Risk
Futures Contracts	(17,144,745)	10,749,506
Total Interest Rate Risk	(17,144,745)	10,749,506
Totals	(21,091,589)	119,778
Fidelity Freedom 2030 Fund
Equity Risk
Futures Contracts	(3,555,453)	(17,266,549)
Total Equity Risk	(3,555,453)	(17,266,549)
Interest Rate Risk
Futures Contracts	(26,907,998)	17,762,281
Total Interest Rate Risk	(26,907,998)	17,762,281
Totals	(30,463,451)	495,732
Fidelity Freedom 2035 Fund
Equity Risk
Futures Contracts	(4,347,168)	(14,001,503)
Total Equity Risk	(4,347,168)	(14,001,503)
Interest Rate Risk
Futures Contracts	(23,787,635)	16,457,271
Total Interest Rate Risk	(23,787,635)	16,457,271
Totals	(28,134,803)	2,455,768
Fidelity Freedom 2040 Fund
Equity Risk
Futures Contracts	(3,715,139)	(12,997,777)
Total Equity Risk	(3,715,139)	(12,997,777)
Interest Rate Risk
Futures Contracts	(24,165,448)	16,687,691
Total Interest Rate Risk	(24,165,448)	16,687,691
Totals	(27,880,587)	3,689,914
Fidelity Freedom 2045 Fund
Equity Risk
Futures Contracts	4,753,014	(11,255,960)
Total Equity Risk	4,753,014	(11,255,960)
Interest Rate Risk
Futures Contracts	(25,709,348)	11,802,343
Total Interest Rate Risk	(25,709,348)	11,802,343
Totals	(20,956,334)	546,383
Fidelity Freedom 2050 Fund
Equity Risk
Futures Contracts	3,819,628	(10,136,571)
Total Equity Risk	3,819,628	(10,136,571)
Interest Rate Risk
Futures Contracts	(23,174,122)	10,613,496
Total Interest Rate Risk	(23,174,122)	10,613,496
Totals	(19,354,494)	476,925
Fidelity Freedom 2055 Fund
Equity Risk
Futures Contracts	3,026,978	(6,414,300)
Total Equity Risk	3,026,978	(6,414,300)
Interest Rate Risk
Futures Contracts	(14,460,626)	6,851,943
Total Interest Rate Risk	(14,460,626)	6,851,943
Totals	(11,433,648)	437,643
Fidelity Freedom 2060 Fund
Equity Risk
Futures Contracts	1,720,676	(3,414,874)
Total Equity Risk	1,720,676	(3,414,874)
Interest Rate Risk
Futures Contracts	(7,500,090)	3,731,943
Total Interest Rate Risk	(7,500,090)	3,731,943
Totals	(5,779,414)	317,069
Fidelity Freedom 2065 Fund
Equity Risk
Futures Contracts	827,790	(1,074,260)
Total Equity Risk	827,790	(1,074,260)
Interest Rate Risk
Futures Contracts	(2,265,415)	1,254,711
Total Interest Rate Risk	(2,265,415)	1,254,711
Totals	(1,437,625)	180,451

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market, bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities, securities acquired in the reorganization and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Freedom Income Fund	326,155,354	621,940,346
Fidelity Freedom 2010 Fund	461,983,809	829,370,530
Fidelity Freedom 2015 Fund	660,764,953	1,433,284,223
Fidelity Freedom 2020 Fund	2,026,082,870	4,442,038,661
Fidelity Freedom 2025 Fund	3,201,950,888	6,017,949,092
Fidelity Freedom 2030 Fund	5,289,164,829	7,022,792,299
Fidelity Freedom 2035 Fund	5,726,497,498	5,421,025,025
Fidelity Freedom 2040 Fund	5,997,829,629	5,776,448,297
Fidelity Freedom 2045 Fund	4,647,314,852	3,809,646,459
Fidelity Freedom 2050 Fund	4,318,711,529	3,544,276,368
Fidelity Freedom 2055 Fund	3,088,905,923	2,036,062,965
Fidelity Freedom 2060 Fund	1,967,107,111	1,083,446,631
Fidelity Freedom 2065 Fund	864,357,954	274,445,592
Fidelity Freedom 2070 Fund	54,420,220	2,731,575

Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Freedom Income Fund	8,241,726	7,251,615	88,414,409
Fidelity Freedom 2010 Fund	7,159,720	10,455,909	102,213,206
Fidelity Freedom 2015 Fund	9,921,244	17,878,429	116,257,930
Fidelity Freedom 2020 Fund	33,863,806	92,534,754	502,153,752
Fidelity Freedom 2025 Fund	74,683,844	248,772,731	1,048,428,145
Fidelity Freedom 2030 Fund	96,995,926	471,932,954	1,747,801,722
Fidelity Freedom 2035 Fund	98,313,666	491,506,413	1,576,928,849
Fidelity Freedom 2040 Fund	145,621,117	624,783,532	1,721,250,755
Fidelity Freedom 2045 Fund	92,771,453	489,882,541	1,274,264,724
Fidelity Freedom 2050 Fund	91,342,400	479,703,385	1,271,142,369
Fidelity Freedom 2055 Fund	52,076,530	272,866,421	837,899,580
Fidelity Freedom 2060 Fund	31,064,960	131,300,560	457,605,812
Fidelity Freedom 2065 Fund	10,986,163	37,436,437	147,897,617
Fidelity Freedom 2070 Fund	54,439	29,667	570,565

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Freedom Income Fund	4,961,279	2,214,942	50,795,878
Fidelity Freedom 2005 Fund	1,249,481	308,374	13,555,789
Fidelity Freedom 2010 Fund	3,376,210	2,403,980	45,157,620
Fidelity Freedom 2015 Fund	8,385,661	10,083,513	91,987,308
Fidelity Freedom 2020 Fund	24,621,982	48,532,239	339,165,043
Fidelity Freedom 2025 Fund	49,088,229	120,039,558	628,001,676
Fidelity Freedom 2030 Fund	69,585,705	247,055,499	1,125,753,320
Fidelity Freedom 2035 Fund	64,746,396	233,459,427	917,391,030
Fidelity Freedom 2040 Fund	111,349,574	335,538,186	1,138,237,503
Fidelity Freedom 2045 Fund	68,249,577	249,917,153	803,553,542
Fidelity Freedom 2050 Fund	76,372,956	281,268,301	911,527,805
Fidelity Freedom 2055 Fund	37,776,930	133,937,805	519,740,766
Fidelity Freedom 2060 Fund	24,625,265	66,975,606	311,890,383
Fidelity Freedom 2065 Fund	5,137,053	11,897,111	59,607,622
6. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services. Under the management contract, each Class of each Fund pays a monthly management fee that is set at an annual rate by referring to each Fund's target date, indicated by its name, such that the management fee rate applicable to each Class of each Fund is reduced as the fund approaches, and then passes, its target date. In addition, under the management contract, the investment adviser pays all ordinary operating expenses of each Fund, except fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses. For each Fund, with the exception of Fidelity Freedom 2065 Fund and Fidelity Freedom 2070 Fund, the management fee is reduced by an amount equal to the fees and expenses paid by each Fund to the independent Trustees. For the reporting period, the total annual management fee rate for each Class of each Fund was as follows:

	Annual % of Class-Level Average Net Assets (Fidelity Freedom Class)	Annual % of Class-Level Average Net Assets (Classes K, K6)
Fidelity Freedom Income Fund	.465%	.415%
Fidelity Freedom 2010 Fund	.474%	.422%
Fidelity Freedom 2015 Fund	.516%	.454%
Fidelity Freedom 2020 Fund	.559%	.489%
Fidelity Freedom 2025 Fund	.601%	.524%
Fidelity Freedom 2030 Fund	.644%	.559%
Fidelity Freedom 2035 Fund	.686%	.594%
Fidelity Freedom 2040 Fund	.729%	.629%
Fidelity Freedom 2045 Fund	.746%	.643%
Fidelity Freedom 2050 Fund	.746%	.643%
Fidelity Freedom 2055 Fund	.746%	.643%
Fidelity Freedom 2060 Fund	.746%	.643%
Fidelity Freedom 2065 Fund	.746%	.643%
Fidelity Freedom 2070 Fund	.746%	.643%

Under the expense contract, the investment adviser pays class-level expenses for Class K6 of each Fund as necessary so that Class K6 total expenses do not exceed certain amounts of Class K6 average net assets on an annual basis with certain exceptions, as noted in the following table:

Annual % of Class-Level Average Net Assets (Class K6)
Fidelity Freedom Income Fund	.24%
Fidelity Freedom 2010 Fund	.25%
Fidelity Freedom 2015 Fund	.26%
Fidelity Freedom 2020 Fund	.29%
Fidelity Freedom 2025 Fund	.33%
Fidelity Freedom 2030 Fund	.36%
Fidelity Freedom 2035 Fund	.40%
Fidelity Freedom 2040 Fund	.44%
Fidelity Freedom 2045 Fund	.45%
Fidelity Freedom 2050 Fund	.45%
Fidelity Freedom 2055 Fund	.45%
Fidelity Freedom 2060 Fund	.45%
Fidelity Freedom 2065 Fund	.45%
Fidelity Freedom 2070 Fund	.45%

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), each Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing each Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Freedom 2045 Fund	Borrower	5,636,000	5.35%	1,675
Fidelity Freedom 2050 Fund	Borrower	5,745,000	5.57%	889

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Expense Reductions.
Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's or class' expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits ($)
Fidelity Freedom Income Fund	211
Fidelity Freedom 2010 Fund	40
Fidelity Freedom 2015 Fund	34
Fidelity Freedom 2020 Fund	129
Fidelity Freedom 2025 Fund	7
Fidelity Freedom 2030 Fund	2
Fidelity Freedom 2035 Fund	1
Fidelity Freedom 2040 Fund	3
Fidelity Freedom 2045 Fund	9
Fidelity Freedom 2050 Fund	8
Fidelity Freedom 2055 Fund	38
Fidelity Freedom 2060 Fund	16
Fidelity Freedom 2065 Fund	128
8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended March 31, 2025	Year ended March 31, 2024
Fidelity Freedom Income Fund
Distributions to shareholders
Fidelity Freedom Income Fund	$41,855,116	$39,913,335
Class K	20,386,722	18,407,334
Class K6	13,341,577	8,011,503
Total	$75,583,415	$66,332,172
Fidelity Freedom 2010 Fund
Distributions to shareholders
Fidelity Freedom 2010 Fund	$61,530,104	$66,669,585
Class K	21,052,614	24,328,768
Class K6	13,237,994	8,336,872
Total	$95,820,712	$99,335,225
Fidelity Freedom 2015 Fund
Distributions to shareholders
Fidelity Freedom 2015 Fund	$101,722,570	$ 81,149,283
Class K	47,319,637	42,537,628
Class K6	32,634,433	16,692,182
Total	$181,676,640	$140,379,093
Fidelity Freedom 2020 Fund
Distributions to shareholders
Fidelity Freedom 2020 Fund	$302,531,853	$211,585,054
Class K	205,729,112	150,088,946
Class K6	133,868,354	64,758,420
Total	$642,129,319	$426,432,420
Fidelity Freedom 2025 Fund
Distributions to shareholders
Fidelity Freedom 2025 Fund	$260,232,794	$195,467,916
Class K	305,897,375	206,980,126
Class K6	235,359,642	104,344,699
Total	$801,489,811	$506,792,741
Fidelity Freedom 2030 Fund
Distributions to shareholders
Fidelity Freedom 2030 Fund	$299,494,582	$244,692,165
Class K	366,602,976	264,252,284
Class K6	303,428,983	142,026,733
Total	$969,526,541	$650,971,182
Fidelity Freedom 2035 Fund
Distributions to shareholders
Fidelity Freedom 2035 Fund	$212,213,931	$184,501,630
Class K	320,614,560	223,045,751
Class K6	282,081,587	131,640,567
Total	$814,910,078	$539,187,948
Fidelity Freedom 2040 Fund
Distributions to shareholders
Fidelity Freedom 2040 Fund	$225,502,283	$180,447,119
Class K	295,561,983	199,009,331
Class K6	262,066,807	121,451,281
Total	$783,131,073	$500,907,731
Fidelity Freedom 2045 Fund
Distributions to shareholders
Fidelity Freedom 2045 Fund	$88,155,202	$115,078,883
Class K	189,961,680	161,276,100
Class K6	178,163,954	100,144,500
Total	$456,280,836	$376,499,483
Fidelity Freedom 2050 Fund
Distributions to shareholders
Fidelity Freedom 2050 Fund	$71,662,687	$95,134,908
Class K	163,801,996	146,309,518
Class K6	152,624,631	89,097,262
Total	$388,089,314	$330,541,688
Fidelity Freedom 2055 Fund
Distributions to shareholders
Fidelity Freedom 2055 Fund	$31,086,041	$54,264,687
Class K	107,533,220	96,102,626
Class K6	101,671,095	57,474,960
Total	$240,290,356	$207,842,273
Fidelity Freedom 2060 Fund
Distributions to shareholders
Fidelity Freedom 2060 Fund	$15,784,165	$24,857,606
Class K	61,955,324	49,311,267
Class K6	57,837,365	30,437,180
Total	$135,576,854	$104,606,053
Fidelity Freedom 2065 Fund
Distributions to shareholders
Fidelity Freedom 2065 Fund	$5,367,186	$5,763,905
Class K	20,462,629	10,821,599
Class K6	20,293,110	7,134,844
Total	$46,122,925	$23,720,348
Fidelity Freedom 2070 Fund A
Distributions to shareholders
Fidelity Freedom 2070 Fund	$55,238	$ -
Class K	65,144	-
Class K6	49,964	-
Total	$170,346	$ -

A For the period June 28, 2024 (commencement of operations) through March 31, 2025.
9. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended March 31, 2025	Year ended March 31, 2024	Year ended March 31, 2025	Year ended March 31, 2024
Fidelity Freedom Income Fund
Fidelity Freedom Income Fund
Shares sold	6,801,343	7,720,989	$72,783,113	$79,219,029
Issued in exchange for the shares of the Acquired Fund(s)	31,175,160	-	331,081,065	-
Reinvestment of distributions	3,759,113	3,708,750	40,005,091	38,230,679
Shares redeemed	(42,606,351)	(39,264,609)	(458,071,962)	(401,216,332)
Net increase (decrease)	(870,735)	(27,834,870)	$(14,202,693)	$(283,766,624)
Class K
Shares sold	16,082,306	20,543,403	$172,474,912	$208,995,109
Issued in exchange for the shares of the Acquired Fund(s)	16,810,481	-	178,190,742	-
Reinvestment of distributions	1,918,907	1,788,758	20,386,696	18,407,331
Shares redeemed	(31,594,776)	(23,359,538)	(337,070,671)	(239,318,157)
Net increase (decrease)	3,216,918	(1,027,377)	$33,981,679	$(11,915,717)
Class K6
Shares sold	20,246,376	8,872,908	$216,196,569	$90,620,788
Issued in exchange for the shares of the Acquired Fund(s)	9,022,450	-	95,548,048	-
Reinvestment of distributions	1,257,211	779,095	13,341,577	8,011,494
Shares redeemed	(13,014,665)	(9,929,296)	(139,137,567)	(101,770,934)
Net increase (decrease)	17,511,372	(277,293)	$185,948,627	$(3,138,652)
Fidelity Freedom 2010 Fund
Fidelity Freedom 2010 Fund
Shares sold	3,788,652	5,262,874	$53,787,748	$70,492,998
Reinvestment of distributions	4,261,710	4,733,540	59,324,516	64,374,965
Shares redeemed	(38,993,815)	(46,416,011)	(555,501,838)	(620,614,966)
Net increase (decrease)	(30,943,453)	(36,419,597)	$(442,389,574)	$(485,747,003)
Class K
Shares sold	10,990,468	19,130,397	$156,737,354	$254,727,574
Reinvestment of distributions	1,513,402	1,789,158	21,052,565	24,328,768
Shares redeemed	(26,076,296)	(21,437,819)	(370,973,512)	(288,016,314)
Net increase (decrease)	(13,572,426)	(518,264)	$(193,183,593)	$(8,959,972)
Class K6
Shares sold	17,254,673	6,735,996	$244,564,473	$90,099,751
Reinvestment of distributions	957,326	616,533	13,237,994	8,336,872
Shares redeemed	(8,649,398)	(7,239,533)	(122,194,771)	(96,248,398)
Net increase (decrease)	9,562,601	112,996	$135,607,696	$2,188,225
Fidelity Freedom 2015 Fund
Fidelity Freedom 2015 Fund
Shares sold	9,994,752	12,596,403	$116,619,168	$138,199,775
Reinvestment of distributions	8,564,453	7,000,486	97,631,948	78,115,439
Shares redeemed	(78,381,252)	(88,863,029)	(918,793,463)	(970,961,782)
Net increase (decrease)	(59,822,047)	(69,266,140)	$(704,542,347)	$(754,646,568)
Class K
Shares sold	20,512,141	44,869,742	$240,865,062	$488,614,653
Reinvestment of distributions	4,156,928	3,816,436	47,318,602	42,537,628
Shares redeemed	(57,413,222)	(52,132,835)	(665,245,465)	(574,192,894)
Net increase (decrease)	(32,744,153)	(3,446,657)	$(377,061,801)	$(43,040,613)
Class K6
Shares sold	33,678,264	17,100,180	$392,255,704	$187,197,897
Reinvestment of distributions	2,880,248	1,505,166	32,634,433	16,692,182
Shares redeemed	(20,633,910)	(18,075,265)	(239,873,517)	(196,784,043)
Net increase (decrease)	15,924,602	530,081	$185,016,620	$7,106,036
Fidelity Freedom 2020 Fund
Fidelity Freedom 2020 Fund
Shares sold	30,374,321	42,428,996	$447,944,854	$582,029,734
Reinvestment of distributions	19,888,738	14,315,982	285,646,381	200,670,851
Shares redeemed	(190,454,062)	(225,140,577)	(2,821,956,578)	(3,078,593,791)
Net increase (decrease)	(140,191,003)	(168,395,599)	$(2,088,365,343)	$(2,295,893,206)
Class K
Shares sold	57,094,343	118,683,062	$847,546,003	$1,617,347,560
Reinvestment of distributions	14,337,362	10,715,145	205,728,740	150,088,946
Shares redeemed	(157,575,296)	(159,042,353)	(2,325,009,060)	(2,195,015,358)
Net increase (decrease)	(86,143,591)	(29,644,146)	$(1,271,734,317)	$(427,578,852)
Class K6
Shares sold	88,286,454	53,435,200	$1,297,650,518	$734,232,235
Reinvestment of distributions	9,381,000	4,645,751	133,868,354	64,758,420
Shares redeemed	(63,967,284)	(60,818,608)	(939,365,200)	(831,728,856)
Net increase (decrease)	33,700,170	(2,737,657)	$492,153,672	$(32,738,201)
Fidelity Freedom 2025 Fund
Fidelity Freedom 2025 Fund
Shares sold	75,829,122	97,457,942	$1,057,887,546	$1,240,409,179
Reinvestment of distributions	18,091,629	14,256,536	246,556,992	186,737,222
Shares redeemed	(338,455,101)	(325,812,387)	(4,751,500,425)	(4,128,613,042)
Net increase (decrease)	(244,534,350)	(214,097,909)	$(3,447,055,887)	$(2,701,466,641)
Class K
Shares sold	142,428,427	238,297,873	$1,995,512,746	$3,010,694,571
Reinvestment of distributions	22,495,354	15,834,124	305,878,698	206,980,126
Shares redeemed	(282,124,151)	(284,995,386)	(3,929,265,747)	(3,663,476,314)
Net increase (decrease)	(117,200,370)	(30,863,389)	$(1,627,874,303)	$(445,801,617)
Class K6
Shares sold	203,009,362	123,621,328	$2,822,562,767	$1,574,426,545
Reinvestment of distributions	17,377,002	8,017,650	235,359,642	104,344,699
Shares redeemed	(142,340,928)	(111,891,488)	(1,981,305,196)	(1,419,300,404)
Net increase (decrease)	78,045,436	19,747,490	$1,076,617,213	$259,470,840
Fidelity Freedom 2030 Fund
Fidelity Freedom 2030 Fund
Shares sold	82,160,039	99,704,516	$1,467,653,325	$1,599,724,990
Reinvestment of distributions	16,372,308	14,229,810	287,105,133	236,357,145
Shares redeemed	(343,154,157)	(290,247,098)	(6,174,584,839)	(4,635,010,014)
Net increase (decrease)	(244,621,810)	(176,312,772)	$(4,419,826,381)	$(2,798,927,879)
Class K
Shares sold	172,796,803	262,383,476	$3,101,694,885	$4,184,712,146
Reinvestment of distributions	20,926,317	15,928,408	366,600,855	264,252,284
Shares redeemed	(305,577,944)	(266,902,059)	(5,478,491,371)	(4,346,568,594)
Net increase (decrease)	(111,854,824)	11,409,825	$(2,010,195,631)	$102,395,836
Class K6
Shares sold	250,509,830	146,391,356	$4,471,166,225	$2,352,140,446
Reinvestment of distributions	17,389,305	8,603,434	303,428,983	142,026,733
Shares redeemed	(129,334,632)	(117,244,730)	(2,307,666,398)	(1,878,021,727)
Net increase (decrease)	138,564,503	37,750,060	$2,466,928,810	$616,145,452
Fidelity Freedom 2035 Fund
Fidelity Freedom 2035 Fund
Shares sold	79,314,391	101,636,136	$1,261,128,147	$1,425,640,084
Reinvestment of distributions	12,960,510	12,372,278	202,646,636	177,911,367
Shares redeemed	(302,996,698)	(245,797,138)	(4,848,838,455)	(3,416,999,569)
Net increase (decrease)	(210,721,797)	(131,788,724)	$(3,385,063,672)	$(1,813,448,118)
Class K
Shares sold	181,853,816	261,549,643	$2,902,477,613	$3,634,431,157
Reinvestment of distributions	20,520,681	15,483,913	320,607,798	223,045,751
Shares redeemed	(254,964,397)	(246,422,868)	(4,060,683,158)	(3,518,477,605)
Net increase (decrease)	(52,589,900)	30,610,688	$(837,597,747)	$338,999,303
Class K6
Shares sold	264,020,056	163,590,443	$4,194,732,509	$2,296,114,256
Reinvestment of distributions	18,114,308	9,179,421	282,081,587	131,640,567
Shares redeemed	(127,975,544)	(108,146,767)	(2,038,635,331)	(1,512,536,757)
Net increase (decrease)	154,158,820	64,623,097	$2,438,178,765	$915,218,066
Fidelity Freedom 2040 Fund
Fidelity Freedom 2040 Fund
Shares sold	97,527,141	129,391,484	$1,137,644,534	$1,304,240,108
Reinvestment of distributions	18,801,201	17,039,332	216,564,342	174,995,533
Shares redeemed	(390,390,812)	(309,235,054)	(4,588,475,079)	(3,090,797,313)
Net increase (decrease)	(274,062,470)	(162,804,238)	$(3,234,266,203)	$(1,611,561,672)
Class K
Shares sold	227,166,940	328,206,688	$2,669,688,209	$3,285,545,837
Reinvestment of distributions	25,637,110	19,263,197	295,560,602	199,009,331
Shares redeemed	(365,121,086)	(329,586,625)	(4,301,439,508)	(3,390,981,786)
Net increase (decrease)	(112,317,036)	17,883,260	$(1,336,190,697)	$93,573,382
Class K6
Shares sold	339,826,653	215,245,656	$3,972,577,515	$2,179,312,651
Reinvestment of distributions	22,823,314	11,802,564	262,066,807	121,451,281
Shares redeemed	(154,884,109)	(158,564,446)	(1,815,587,635)	(1,594,483,425)
Net increase (decrease)	207,765,858	68,483,774	$2,419,056,687	$706,280,507
Fidelity Freedom 2045 Fund
Fidelity Freedom 2045 Fund
Shares sold	61,918,720	89,747,305	$838,454,372	$1,038,984,329
Reinvestment of distributions	6,201,895	9,492,307	83,426,753	110,945,876
Shares redeemed	(254,280,189)	(183,796,798)	(3,475,961,037)	(2,105,583,064)
Net increase (decrease)	(186,159,574)	(84,557,186)	$(2,554,079,912)	$(955,652,859)
Class K
Shares sold	168,277,819	226,523,252	$2,296,684,874	$2,602,331,109
Reinvestment of distributions	14,123,830	13,689,485	189,939,145	161,276,100
Shares redeemed	(215,634,627)	(227,285,960)	(2,937,792,519)	(2,695,222,640)
Net increase (decrease)	(33,232,978)	12,926,777	$(451,168,500)	$68,384,569
Class K6
Shares sold	240,859,480	152,436,226	$3,267,997,008	$1,779,668,599
Reinvestment of distributions	13,297,481	8,530,505	178,163,954	100,144,500
Shares redeemed	(109,564,253)	(90,048,760)	(1,493,243,099)	(1,040,078,672)
Net increase (decrease)	144,592,708	70,917,971	$1,952,917,863	$839,734,427
Fidelity Freedom 2050 Fund
Fidelity Freedom 2050 Fund
Shares sold	54,971,745	82,045,950	$753,498,351	$962,711,932
Reinvestment of distributions	4,939,703	7,704,708	67,416,183	91,473,228
Shares redeemed	(215,420,681)	(161,052,052)	(2,986,021,736)	(1,870,435,691)
Net increase (decrease)	(155,509,233)	(71,301,394)	$(2,165,107,202)	$(816,250,531)
Class K
Shares sold	152,190,221	209,126,285	$2,102,420,970	$2,434,312,960
Reinvestment of distributions	12,004,662	12,237,894	163,801,990	146,309,518
Shares redeemed	(227,680,564)	(210,380,916)	(3,155,536,655)	(2,517,968,094)
Net increase (decrease)	(63,485,681)	10,983,263	$(889,313,695)	$62,654,384
Class K6
Shares sold	228,505,105	143,308,469	$3,154,428,633	$1,701,924,199
Reinvestment of distributions	11,209,770	7,462,223	152,624,631	89,097,262
Shares redeemed	(95,815,097)	(95,933,509)	(1,323,233,276)	(1,129,759,409)
Net increase (decrease)	143,899,778	54,837,183	$1,983,819,988	$661,262,052
Fidelity Freedom 2055 Fund
Fidelity Freedom 2055 Fund
Shares sold	33,557,271	52,009,995	$531,863,824	$705,171,615
Reinvestment of distributions	1,795,404	3,781,329	28,346,231	51,593,255
Shares redeemed	(123,583,879)	(85,636,324)	(1,984,860,751)	(1,150,195,616)
Net increase (decrease)	(88,231,204)	(29,845,000)	$(1,424,650,696)	$(393,430,746)
Class K
Shares sold	101,161,374	130,021,340	$1,617,576,734	$1,752,750,605
Reinvestment of distributions	6,806,586	6,977,448	107,528,816	96,102,626
Shares redeemed	(117,997,745)	(117,578,623)	(1,885,249,723)	(1,628,985,816)
Net increase (decrease)	(10,029,785)	19,420,165	$(160,144,173)	$219,867,415
Class K6
Shares sold	144,399,432	91,272,250	$2,308,198,070	$1,254,122,050
Reinvestment of distributions	6,443,554	4,179,022	101,671,095	57,474,960
Shares redeemed	(60,463,170)	(48,681,182)	(967,133,724)	(660,880,594)
Net increase (decrease)	90,379,816	46,770,090	$1,442,735,441	$650,716,416
Fidelity Freedom 2060 Fund
Fidelity Freedom 2060 Fund
Shares sold	22,266,026	35,389,895	$322,944,360	$441,316,371
Reinvestment of distributions	997,848	1,882,082	14,319,934	23,534,459
Shares redeemed	(70,470,048)	(45,917,582)	(1,036,453,655)	(566,050,756)
Net increase (decrease)	(47,206,174)	(8,645,605)	$(699,189,361)	$(101,199,926)
Class K
Shares sold	73,650,536	90,080,309	$1,078,282,108	$1,117,887,855
Reinvestment of distributions	4,293,288	3,901,650	61,942,362	49,311,267
Shares redeemed	(82,018,235)	(65,645,406)	(1,208,340,846)	(834,634,686)
Net increase (decrease)	(4,074,411)	28,336,553	$(68,116,376)	$332,564,436
Class K6
Shares sold	101,903,363	59,399,548	$1,498,263,273	$750,019,328
Reinvestment of distributions	4,004,391	2,408,648	57,837,365	30,437,180
Shares redeemed	(36,398,524)	(33,509,425)	(533,741,585)	(420,988,144)
Net increase (decrease)	69,509,230	28,298,771	$1,022,359,053	$359,468,364
Fidelity Freedom 2065 Fund
Fidelity Freedom 2065 Fund
Shares sold	12,253,397	16,740,891	$162,610,266	$191,325,043
Reinvestment of distributions	358,327	465,274	4,685,369	5,337,265
Shares redeemed	(23,981,971)	(13,294,725)	(321,704,321)	(150,216,860)
Net increase (decrease)	(11,370,247)	3,911,440	$(154,408,686)	$46,445,448
Class K
Shares sold	36,177,975	35,629,674	$484,343,899	$406,476,362
Reinvestment of distributions	1,554,263	931,857	20,460,482	10,821,599
Shares redeemed	(26,958,019)	(18,638,895)	(361,686,537)	(217,707,297)
Net increase (decrease)	10,774,219	17,922,636	$143,117,844	$199,590,664
Class K6
Shares sold	43,713,004	23,896,650	$587,933,661	$277,006,637
Reinvestment of distributions	1,536,018	613,445	20,293,110	7,134,844
Shares redeemed	(14,669,054)	(9,489,480)	(197,380,441)	(109,513,936)
Net increase (decrease)	30,579,968	15,020,615	$410,846,330	$174,627,545
Fidelity Freedom 2070 Fund A
Fidelity Freedom 2070 Fund
Shares sold	1,239,371	-	$12,970,151	$ -
Reinvestment of distributions	5,203	-	53,325	-
Shares redeemed	(121,302)	-	(1,257,798)	-
Net increase (decrease)	1,123,272	-	$11,765,678	$ -
Class K
Shares sold	2,258,945	-	$23,730,184	$ -
Reinvestment of distributions	6,362	-	65,144	-
Shares redeemed	(564,779)	-	(5,922,927)	-
Net increase (decrease)	1,700,528	-	$17,872,401	$ -
Class K6
Shares sold	2,213,276	-	$23,326,783	$ -
Reinvestment of distributions	4,870	-	49,964	-
Shares redeemed	(214,582)	-	(2,248,464)	-
Net increase (decrease)	2,003,564	-	$21,128,283	$ -

A For the period June 28, 2024 (commencement of operations) through March 31, 2025.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

Funds do not invest in underlying mutual funds for the purpose of exercising management or control; however, investments by funds within their principal investment strategies may represent a significant portion of the underlying mutual fund's net assets. At the end of the period, certain Funds were the owners of record of 10% or more of the total outstanding shares of the following underlying mutual funds as shown below.

Fund	Fidelity Freedom Income Fund	Fidelity Freedom 2020 Fund	Fidelity Freedom 2025 Fund	Fidelity Freedom 2030 Fund	Fidelity Freedom 2035 Fund	Fidelity Freedom 2040 Fund	Fidelity Freedom 2045 Fund	Fidelity Freedom 2050 Fund
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	-%	-%	17%	15%	-%	-%	-%	-%
Fidelity Series All-Sector Equity Fund	-%	-%	-%	-%	10%	13%	10%	-%
Fidelity Series Blue Chip Growth Fund	-%	-%	-%	-%	-%	12%	-%	-%
Fidelity Series Canada Fund	-%	-%	-%	10%	11%	13%	11%	-%
Fidelity Series Commodity Strategy Fund	-%	-%	-%	11%	-%	-%	-%	-%
Fidelity Series Emerging Markets Debt Fund	-%	-%	-%	11%	-%	-%	-%	-%
Fidelity Series Emerging Markets Debt Local Currency Fund	-%	-%	-%	11%	-%	10%	-%	-%
Fidelity Series Emerging Markets Fund	-%	-%	-%	-%	-%	12%	-%	-%
Fidelity Series Emerging Markets Opportunities Fund	-%	-%	-%	-%	-%	12%	-%	-%
Fidelity Series Floating Rate High Income Fund	-%	-%	-%	11%	-%	10%	-%	-%
Fidelity Series Government Money Market Fund	-%	13%	-%	-%	-%	-%	-%	-%
Fidelity Series Growth Company Fund	-%	-%	-%	11%	12%	15%	12%	11%
Fidelity Series High Income Fund	-%	-%	-%	12%	11%	11%	-%	-%
Fidelity Series International Credit Fund	-%	17%	14%	13%	-%	-%	-%	-%
Fidelity Series International Developed Markets Bond Index Fund	-%	-%	-%	11%	-%	-%	-%	-%
Fidelity Series International Growth Fund	-%	-%	-%	10%	11%	14%	11%	-%
Fidelity Series International Small Cap Fund	-%	-%	-%	11%	10%	10%	-%	-%
Fidelity Series International Value Fund	-%	-%	-%	11%	11%	14%	11%	-%
Fidelity Series Intrinsic Opportunities Fund	-%	-%	-%	11%	11%	14%	11%	-%
Fidelity Series Investment Grade Bond Fund	-%	10%	13%	19%	13%	-%	-%	-%
Fidelity Series Large Cap Stock Fund	-%	-%	-%	-%	-%	12%	-%	-%
Fidelity Series Large Cap Value Index Fund	-%	-%	-%	-%	-%	-%	-%	-%
Fidelity Series Opportunistic Insights Fund	-%	-%	-%	10%	11%	13%	11%	-%
Fidelity Series Overseas Fund	-%	-%	-%	11%	11%	13%	11%	-%
Fidelity Series Real Estate Income Fund	-%	-%	-%	11%	-%	10%	-%	-%
Fidelity Series Select International Small Cap Fund	-%	-%	-%	11%	-%	-%	-%	-%
Fidelity Series Short-Term Credit Fund	10%	-%	-%	-%	-%	-%	-%	-%
Fidelity Series Small Cap Discovery Fund	-%	-%	-%	10%	11%	14%	11%	-%
Fidelity Series Small Cap Opportunities Fund	-%	-%	-%	-%	10%	13%	10%	-%
Fidelity Series Stock Selector Large Cap Value Fund	-%	-%	-%	10%	11%	14%	11%	-%
Fidelity Series Value Discovery Fund	-%	-%	-%	-%	-%	12%	-%	-%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following underlying mutual funds.

Fund	% of shares held
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	28%
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	46%
Fidelity Series All-Sector Equity Fund	71%
Fidelity Series Blue Chip Growth Fund	65%
Fidelity Series Canada Fund	76%
Fidelity Series Commodity Strategy Fund	66%
Fidelity Series Emerging Markets Debt Fund	67%
Fidelity Series Emerging Markets Debt Local Currency Fund	68%
Fidelity Series Emerging Markets Fund	68%
Fidelity Series Emerging Markets Opportunities Fund	68%
Fidelity Series Floating Rate High Income Fund	66%
Fidelity Series Government Money Market Fund	41%
Fidelity Series Growth Company Fund	84%
Fidelity Series High Income Fund	72%
Fidelity Series International Credit Fund	82%
Fidelity Series International Developed Markets Bond Index Fund	42%
Fidelity Series International Growth Fund	77%
Fidelity Series International Small Cap Fund	67%
Fidelity Series International Value Fund	77%
Fidelity Series Intrinsic Opportunities Fund	77%
Fidelity Series Investment Grade Bond Fund	69%
Fidelity Series Large Cap Stock Fund	70%
Fidelity Series Large Cap Value Index Fund	50%
Fidelity Series Long-Term Treasury Bond Index Fund	41%
Fidelity Series Opportunistic Insights Fund	76%
Fidelity Series Overseas Fund	77%
Fidelity Series Real Estate Income Fund	67%
Fidelity Series Select International Small Cap Fund	65%
Fidelity Series Short-Term Credit Fund	34%
Fidelity Series Small Cap Core Fund	32%
Fidelity Series Small Cap Discovery Fund	76%
Fidelity Series Small Cap Opportunities Fund	71%
Fidelity Series Stock Selector Large Cap Value Fund	77%
Fidelity Series Value Discovery Fund	69%
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

12. Reorganization Information.
On June 21,2024 Fidelity Freedom Income Fund acquired all of the assets and assumed all of the liabilities of Fidelity Freedom 2005 Fund ("Acquired Fund") pursuant to an Agreement and Plan of Reorganization (Agreements) approved by the Board of Trustees ("The Board"). The securities held by the Acquired Fund were the primary assets acquired by Fidelity Freedom Income Fund. The acquisition was accomplished by an exchange of each class of the Fidelity Freedom Income Fund for corresponding shares then outstanding of the Acquired Fund at its respective net asset value on the acquisition date. For financial reporting purposes, the assets and liabilities of the Acquired Fund and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund were carried forward and will be utilized for purposes of the Fund's ongoing reporting of realized and unrealized gains and losses to more closely align subsequent reporting of realized gains with amounts distributable to shareholders for tax purposes. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders.

Acquired Fund and Share Class	Investments $	Unrealized appreciation (depreciation) $	Net Assets $	Shares Exchanged	Shares Exchanged Ratio
Fidelity Freedom 2005 Fund	604,454,401	3,006,454
Fidelity Freedom 2005 Fund			331,081,065	31,175,160	1.0548587571
Class K			178,190,742	16,810,481	1.0544716981
Class K6			95,548,048	9,022,450	1.0513597734

Acquiring Fund	Net Assets $	Total net assets after the acquisition $
Fidelity Freedom Income Fund	2,033,416,070	2,638,235,925

Pro forma results of operations of the combined entity for the entire period ended March 31, 2025, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Net investment income (loss)	$75,830,492
Total net realized gain (loss)	6,788,855
Total change in net unrealized appreciation (depreciation)	47,959,468
Net increase (decrease) in net assets resulting from operations	$130,578,815

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the Fidelity Freedom Income Fund accompanying Statement of Operations since June 21, 2024.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Aberdeen Street Trust and Shareholders of each of the fourteen funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (fourteen of the funds constituting Fidelity Aberdeen Street Trust, hereafter collectively referred to as the "Funds") as of March 31, 2025, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of March 31, 2025, the results of each of their operations, the changes in each of their net assets, and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Fund	Statement of operations	Statement of changes in net assets	Financial highlights
Fidelity Freedom Income Fund
Fidelity Freedom 2010 Fund
Fidelity Freedom 2015 Fund
Fidelity Freedom 2020 Fund
Fidelity Freedom 2025 Fund
Fidelity Freedom 2030 Fund
Fidelity Freedom 2035 Fund
Fidelity Freedom 2040 Fund
Fidelity Freedom 2045 Fund
Fidelity Freedom 2050 Fund
Fidelity Freedom 2055 Fund
Fidelity Freedom 2060 Fund
Fidelity Freedom 2065 Fund
	For the year ended March 31, 2025	For each of the two years in the period ended March 31, 2025	For each of the five years in the period ended March 31, 2025
Fidelity Freedom 2070 Fund	For the period June 28, 2024 (commencement of operations) through March 31, 2025	For the period June 28, 2024 (commencement of operations) through March 31, 2025	For the period June 28, 2024 (commencement of operations) through March 31, 2025
Basis for Opinions
These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
May 13, 2025

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.
The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended March 31, 2025, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Freedom 2010 Fund	$29,103,037
Fidelity Freedom 2015 Fund	$94,644,718
Fidelity Freedom 2020 Fund	$435,555,450
Fidelity Freedom 2025 Fund	$647,605,274
Fidelity Freedom 2030 Fund	$883,179,852
Fidelity Freedom 2035 Fund	$829,638,183
Fidelity Freedom 2040 Fund	$1,008,929,895
Fidelity Freedom 2045 Fund	$664,358,857
Fidelity Freedom 2050 Fund	$588,934,109
Fidelity Freedom 2055 Fund	$359,143,588
Fidelity Freedom 2060 Fund	$182,136,630
Fidelity Freedom 2065 Fund	$60,780,719
Fidelity Freedom 2070 Fund	$320,088
A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax.

Fidelity Freedom Income Fund	34.32%
Fidelity Freedom 2005 Fund	38.35%
Fidelity Freedom 2010 Fund	30.24%
Fidelity Freedom 2015 Fund	25.03%
Fidelity Freedom 2020 Fund	20.49%
Fidelity Freedom 2025 Fund	16.70%
Fidelity Freedom 2030 Fund	12.95%
Fidelity Freedom 2035 Fund	8.44%
Fidelity Freedom 2040 Fund	4.53%
Fidelity Freedom 2045 Fund	2.85%
Fidelity Freedom 2050 Fund	2.87%
Fidelity Freedom 2055 Fund	2.84%
Fidelity Freedom 2060 Fund Fidelity Freedom 2065 Fund Fidelity Freedom 2070 Fund	2.70% 2.61% 4.64%

The funds hereby designate the amounts noted below as distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends:

Fidelity Freedom Income Fund	$56,444,459
Fidelity Freedom 2005 Fund	$4,251,797
Fidelity Freedom 2010 Fund	$70,209,587
Fidelity Freedom 2015 Fund	$91,787,458
Fidelity Freedom 2020 Fund	$225,085,138
Fidelity Freedom 2025 Fund	$311,817,192
Fidelity Freedom 2030 Fund	$381,167,332
Fidelity Freedom 2035 Fund	$230,966,334
Fidelity Freedom 2040 Fund	$101,589,423
Fidelity Freedom 2045 Fund	$46,568,074
Fidelity Freedom 2050 Fund	$41,876,204
Fidelity Freedom 2055 Fund	$26,005,849
Fidelity Freedom 2060 Fund	$13,383,751
Fidelity Freedom 2065 Fund	$3,997,361
Fidelity Freedom 2070 Fund	$11,255
A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends-received deduction for corporate shareholders:

	Retail	Class K	Class K6
Fidelity Freedom Income Fund
May, 2024	3%	3%	3%
June, 2024	4%	4%	4%
July, 2024	4%	4%	3%
August, 2024	4%	4%	4%
September, 2024	4%	4%	4%
October, 2024	4%	4%	4%
November, 2024	4%	4%	4%
December, 2024	4%	4%	4%
February, 2025	2%	2%	2%
March, 2025	2%	2%	2%
Fidelity Freedom 2005 Fund
May, 2024	1%	1%	1%
December, 2024	-	-	-
Fidelity Freedom 2010 Fund
May, 2024	2%	2%	1%
December, 2024	5%	5%	5%
Fidelity Freedom 2015 Fund
May, 2024	2%	2%	2%
December, 2024	8%	8%	7%
Fidelity Freedom 2020 Fund
May, 2024	4%	3%	3%
December, 2024	11%	10%	10%
Fidelity Freedom 2025 Fund
May, 2024	6%	6%	4%
December, 2024	14%	13%	12%
Fidelity Freedom 2030 Fund
May, 2024	8%	8%	6%
December, 2024	17%	15%	14%
Fidelity Freedom 2035 Fund
May, 2024	17%	15%	9%
December, 2024	21%	19%	18%
Fidelity Freedom 2040 Fund
May, 2024	-	-	-
December, 2024	29%	26%	23%
Fidelity Freedom 2045 Fund
May, 2024	-	-	-
December, 2024	35%	29%	27%
Fidelity Freedom 2050 Fund
May, 2024	-	-	-
December, 2024	35%	30%	27%
Fidelity Freedom 2055 Fund
May, 2024	-	-	-
December, 2024	38%	30%	27%
Fidelity Freedom 2060 Fund
May, 2024	-	-	-
December, 2024	41%	30%	27%
Fidelity Freedom 2065 Fund
May, 2024	-	-	-
December, 2024	40%	30%	27%
Fidelity Freedom 2070 Fund
May, 2024	-	-	-
December, 2024	22%	21%	21%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

	Retail	Class K	Class K6
Fidelity Freedom Income Fund
May, 2024	8.48%	8.12%	7.80%
June, 2024	11.96%	11.96%	10.87%
July, 2024	12.47%	11.33%	10.39%
August, 2024	11.91%	11.91%	11.25%
September, 2024	11.96%	11.96%	11.04%
October, 2024	12.18%	11.57%	11.02%
November, 2024	11.93%	11.93%	11.19%
December, 2024	11.91%	11.82%	11.47%
February, 2025	1.51%	1.51%	1.28%
March, 2025	1.49%	1.49%	1.32%
Fidelity Freedom 2005 Fund
May, 2024	0.15%	0.15%	0.12%
December, 2024	-	-	-
Fidelity Freedom 2010 Fund
May, 2024	1.26%	1.24%	1.07%
December, 2024	15.99%	15.70%	14.66%
Fidelity Freedom 2015 Fund
May, 2024	1.88%	1.92%	1.58%
December, 2024	22.36%	21.69%	20.20%
Fidelity Freedom 2020 Fund
May, 2024	3.50%	3.41%	2.80%
December, 2024	29.61%	28.46%	26.33%
Fidelity Freedom 2025 Fund
May, 2024	5.66%	5.45%	4.09%
December, 2024	37.81%	35.01%	32.50%
Fidelity Freedom 2030 Fund
May, 2024	8.40%	7.82%	5.67%
December, 2024	45.06%	41.68%	34.14%
Fidelity Freedom 2035 Fund
May, 2024	16.20%	14.17%	8.72%
December, 2024	57.62%	51.87%	47.56%
Fidelity Freedom 2040 Fund
May, 2024	-	-	-
December, 2024	76.65%	69.11%	62.38%
Fidelity Freedom 2045 Fund
May, 2024	-	-	-
December, 2024	93.04%	78.04%	70.84%
Fidelity Freedom 2050 Fund
May, 2024	-	-	-
December, 2024	93.92%	79.54%	71.35%
Fidelity Freedom 2055 Fund
May, 2024	-	-	-
December, 2024	100%	79.12%	71.51%
Fidelity Freedom 2060 Fund
May, 2024	-	-	-
December, 2024	100%	80.59%	72.12%
Fidelity Freedom 2065 Fund
May, 2024	-	-	-
December, 2024	100%	79.95%	72.52%
Fidelity Freedom 2070 Fund
May, 2024	-	-	-
December, 2024	72.39%	67.82%	67.29%

A percentage of the dividends distributed during the fiscal year for the following funds qualify as a section 199A dividend:

	Retail	Class K	Class K6
Fidelity Freedom Income Fund
May, 2024	0.14%	0.14%	0.13%
June, 2024	0.20%	0.20%	0.18%
July, 2024	0.21%	0.19%	0.17%
August, 2024	0.20%	0.20%	0.19%
September, 2024	0.20%	0.20%	0.18%
October, 2024	0.20%	0.19%	0.18%
November, 2024	0.20%	0.20%	0.19%
December, 2024	0.20%	0.20%	0.19%
February, 2025	0.63%	0.63%	0.53%
March, 2025	0.62%	0.62%	0.55%
Fidelity Freedom 2005 Fund
May, 2024	0.07%	0.07%	0.06%
December, 2024	-	-	-
Fidelity Freedom 2010 Fund
May, 2024	0.05%	0.05%	0.05%
December, 2024	0.27%	0.26%	0.25%
Fidelity Freedom 2015 Fund
May, 2024	0.03%	0.03%	0.03%
December, 2024	0.36%	0.35%	0.33%
Fidelity Freedom 2020 Fund
May, 2024	0.01%	0.01%	0.01%
December, 2024	0.47%	0.45%	0.42%
Fidelity Freedom 2025 Fund
May, 2024	0.01%	0.01%	0.01%
December, 2024	0.60%	0.55%	0.51%
Fidelity Freedom 2030 Fund
May, 2024	0.02%	0.02%	0.02%
December, 2024	0.70%	0.65%	0.59%
Fidelity Freedom 2035 Fund
May, 2024	0.04%	0.04%	0.02%
December, 2024	0.87%	0.79%	0.72%
Fidelity Freedom 2040 Fund
May, 2024	-	-	-
December, 2024	1.12%	1.01%	0.91%
Fidelity Freedom 2045 Fund
May, 2024	-	-	-
December, 2024	1.36%	1.14%	1.03%
Fidelity Freedom 2050 Fund
May, 2024	-	-	-
December, 2024	1.37%	1.16%	1.04%
Fidelity Freedom 2055 Fund
May, 2024	-	-	-
December, 2024	-	1.36%	1.23%
Fidelity Freedom 2060 Fund
May, 2024	-	-	-
December, 2024	-	1.32%	1.18%
Fidelity Freedom 2065 Fund
May, 2024	-	-	-
December, 2024	-	1.32%	1.20%
Fidelity Freedom 2070 Fund
May, 2024	-	-	-
December, 2024	1.08%	1.02%	1.01%

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
Fidelity Freedom Income Fund
Retail	12/31/2024	$0.0099	$0.0041
Class K	12/31/2024	$0.0100	$0.0041
Class K6	12/31/2024	$0.0103	$0.0041
Fidelity Freedom 2010 Fund
Retail	12/31/2024	$0.0351	$0.0067
Class K	12/31/2024	$0.0358	$0.0067
Class K6	12/31/2024	$0.0383	$0.0067
Fidelity Freedom 2015 Fund
Retail	12/31/2024	$0.0384	$0.0069
Class K	12/31/2024	$0.0396	$0.0069
Class K6	12/31/2024	$0.0425	$0.0069
Fidelity Freedom 2020 Fund
Retail	12/31/2024	$0.0599	$0.0106
Class K	12/31/2024	$0.0624	$0.0106
Class K6	12/31/2024	$0.0674	$0.0106
Fidelity Freedom 2025 Fund
Retail	12/31/2024	$0.0660	$0.0115
Class K	12/31/2024	$0.0712	$0.0115
Class K6	12/31/2024	$0.0767	$0.0115
Fidelity Freedom 2030 Fund
Retail	12/31/2024	$0.0940	$0.0162
Class K	12/31/2024	$0.1016	$0.0162
Class K6	12/31/2024	$0.1111	$0.0162
Fidelity Freedom 2035 Fund
Retail	12/31/2024	$0.0975	$0.0165
Class K	12/31/2024	$0.1083	$0.0165
Class K6	12/31/2024	$0.1181	$0.0165
Fidelity Freedom 2040 Fund
Retail	12/31/2024	$0.0873	$0.0143
Class K	12/31/2024	$0.0969	$0.0143
Class K6	12/31/2024	$0.1073	$0.0143
Fidelity Freedom 2045 Fund
Retail	12/31/2024	$0.1011	$0.0178
Class K	12/31/2024	$0.1206	$0.0178
Class K6	12/31/2024	$0.1329	$0.0178
Fidelity Freedom 2050 Fund
Retail	12/31/2024	$0.1024	$0.0180
Class K	12/31/2024	$0.1209	$0.0180
Class K6	12/31/2024	$0.1348	$0.0180
Fidelity Freedom 2055 Fund
Retail	12/31/2024	$0.1414	$0.0209
Class K	12/31/2024	$0.1098	$0.0209
Class K6	12/31/2024	$0.1565	$0.0209
Fidelity Freedom 2060 Fund
Retail	12/31/2024	$0.0949	$0.0191
Class K	12/31/2024	$0.1288	$0.0191
Class K6	12/31/2024	$0.1439	$0.0191
Fidelity Freedom 2065 Fund
Retail	12/31/2024	$0.1196	$0.0174
Class K	12/31/2024	$0.0876	$0.0174
Class K6	12/31/2024	$0.1319	$0.0174
Fidelity Freedom 2070 Fund
Retail	12/31/2024	$0.0813	$0.0095
Class K	12/31/2024	$0.0761	$0.0095
Class K6	12/31/2024	$0.0819	$0.0095
The funds will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.702316.127
FF-ANN-0525

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Aberdeen Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	May 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	May 22, 2025

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	May 22, 2025